Investment Shares
Annual Report
Dated
November 30, 1995

January 31, 1996

Biltmore Money Market Fund
Biltmore Tax-Free Money Market Fund
Biltmore U.S. Treasury Money Market Fund

[LOGO OF WACHOVIA INVESTMENTS]


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                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of the Biltmore Money Market Funds, Investment Shares, for the 12-month period ended November 30, 1995. This report includes a complete listing of your fund's investments and complete financial information.

As a convenient way to pursue daily income on ready cash, Biltmore Money Market Funds served as practical, versatile investments for shareholders throughout the year. Please note the following highlights for each fund over the 12-month period:

BILTMORE MONEY MARKET FUND

The fund's portfolio of high-quality money market securities provided shareholders with dividends of $0.05 per share, while maintaining a stable share value of $1.00.* The fund's net assets grew considerably over the 12-month period, from $185.3 million to $291.7 million.

BILTMORE TAX-FREE MONEY MARKET FUND

The fund's portfolio of tax-free money market securities, which at the end of the 12-month period were diversified across municipalities in 28 states, provided shareholders with federally tax-free dividends of $0.03 per share**, while maintaining a stable share value of $1.00.* The fund's net assets stood at $136 million.

BILTMORE U.S. TREASURY MONEY MARKET FUND

Fund net assets more than doubled to reach $296 million as the fund's portfolio of U.S. Treasury money market securities paid dividends of $0.05 per share, while maintaining a stable share value of $1.00.*

Thank you for participating in the daily earning power of Biltmore Money Market Funds. We'll continue to keep you up to date on your investment, and provide your account with the highest level of service.

Sincerely,

John W. McGonigle
President
January 15, 1996

 * Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

** Income may be subject to the federal alternative minimum tax and state and local taxes.



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                           BILTMORE MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
Bank Notes--3.4%
$  10,000,000  NationsBank, Charlotte, NC, 5.60%, 5/28/1996                               $   10,000,000
                                                                                          --------------
Bankers Acceptance--2.7%
    5,000,000  Bank of New York, 5.42%, 5/13/1996                                              4,876,544
    3,000,000  NationsBank, Charlotte, NC, 5.585%, 9/4/1996                                    2,870,601
                                                                                          --------------
               Total Bankers Acceptance                                                        7,747,145
                                                                                          --------------
Certificates Of Deposit--35.0%
   10,000,000  ABN - AMRO Bank, 5.54% - 6.62%, 3/20/1996 - 11/6/1996                          10,001,784
   14,000,000  CIBC Bank, 5.80%, 1/22/1996                                                    14,000,000
   14,000,000  Deutsche Bank, 5.77% - 5.79%, 12/27/1995 - 1/12/1996                           13,999,967
    5,000,000  Morgan Guaranty, London, 5.80%, 4/4/1996                                        5,002,493
    3,000,000  National Westminster Bank, USA, 5.74%, 2/6/1996                                 3,000,107
   10,000,000  National Westminster, London, 5.75%, 3/6/1996                                  10,000,044
   10,000,000  Rabobank, 5.75% - 5.79%, 1/29/1996 - 6/28/1996                                 10,002,208
   13,000,000  Royal Bank of Scotland, 5.72%, 1/22/1996                                       12,999,727
   15,000,000  Swiss Bank of New York, 5.79%, 1/5/1996                                        14,999,906
    8,000,000  Union Bank of Switzerland, 7.35% - 7.51%, 12/29/1995 - 1/17/1996                8,011,418
                                                                                          --------------
               Total Certificates of Deposit                                                 102,017,654
                                                                                          --------------
(a) Commercial Paper--24.5%
               CHEMICALS--4.1%
   12,500,000  duPont E.I. de Nemours & Co., 5.38% - 5.50%, 8/2/1996 - 8/5/1996               12,039,139
                                                                                          --------------
               FINANCE--16.0%
   11,000,000  Bell Atlantic Financial Services, 5.70%, 12/8/1995                             10,987,808
   12,000,000  Hanson Finance, PLC, 5.68%, 2/16/1996                                          11,854,213
   10,800,000  Southwestern Bell Capital Corp., 5.60%, 2/2/1996                               10,694,160
   13,000,000  Transamerica Finance Group, Inc., 5.495% - 5.54%, 12/15/1995 -
               4/4/1996                                                                       12,886,724
                                                                                          --------------
               Total                                                                          46,422,905
                                                                                          --------------
               FINANCE - AUTOMOTIVE--4.4%
   13,000,000  Ford Motor Credit Corp., 5.65% - 5.67%, 12/12/1995 - 2/27/1996                 12,916,889
                                                                                          --------------
               Total Commercial Paper                                                         71,378,933
                                                                                          --------------



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                           BILTMORE MONEY MARKET FUND

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
Corporate Bonds--7.0%
               FINANCE - COMMERCIAL--6.3%
$   4,405,000  American General Finance Corp., 5.00%, 6/17/1996                           $    4,381,406
   14,000,000  NBD Bancorp Inc., 5.85% - 6.25%, 5/6/1996 - 6/5/1996                           14,013,988
                                                                                          --------------
               Total                                                                          18,395,394
                                                                                          --------------
               FOOD & BEVERAGE--0.7%
    2,000,000  Pepsico Inc., 7.875%, 8/15/1996                                                 2,024,981
                                                                                          --------------
               Total Corporate Bonds                                                          20,420,375
                                                                                          --------------
(b) Notes - Variable--3.4%
               FINANCE - COMMERCIAL--3.4%
   10,000,000  First Union National Bank, 5.81%, 5/13/1996                                    10,000,000
                                                                                          --------------
(c) Repurchase Agreements--23.6%
   18,961,485  Goldman, Sachs & Co., 5.85%, dated 11/30/1995, due 12/1/1995                   18,961,485
   50,000,000  Nomura Securities International, Inc., 5.875%, dated 11/30/1995, due
               12/1/1995                                                                      50,000,000
                                                                                          --------------
               Total Repurchase Agreements                                                    68,961,485
                                                                                          --------------
               Total Investments, at amortized cost and value (d)                         $  290,525,592
                                                                                          --------------


 (a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

 (b) Current rate and next reset date shown.

 (c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

 (d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($291,677,352) at November 30, 1995.

The following acronym(s) are used throughout this portfolio:

PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)



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                           BILTMORE MONEY MARKET FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Investments in repurchase agreements                                      $   68,961,485
Investments in securities                                                    221,564,107
                                                                          --------------
Total investments, at amortized cost and value                                            $  290,525,592
Income receivable                                                                              2,525,185
Deferred expenses                                                                                  8,009
                                                                                          --------------
     Total assets                                                                            293,058,786
Liabilities:
Income distribution payable                                                    1,277,800
Accrued expenses                                                                 103,634
                                                                          --------------
     Total liabilities                                                                         1,381,434
                                                                                          --------------
Net Assets for 291,677,352 shares outstanding                                             $  291,677,352
                                                                                          --------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares: ($126,041,635 / 126,041,635 shares outstanding)                              $1.00
                                                                                          --------------
Investment Shares: ($165,635,717 / 165,635,717 shares outstanding)                                 $1.00
                                                                                          --------------


(See Notes which are an integral part of the Financial Statements)


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                           BILTMORE MONEY MARKET FUND
                            STATEMENT OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Interest                                                                                    $  15,568,611
Expenses:
Investment advisory fee                                                       $  1,299,430
Administrative personnel and services fee                                          233,146
Custodian fees                                                                      50,910
Transfer and dividend disbursing agent fees and expenses                            51,067
Trustees' fees                                                                      19,875
Auditing fees                                                                       15,999
Legal fees                                                                          18,114
Portfolio accounting fees                                                           66,246
Distribution services fee--Investment Shares                                       475,563
Share registration costs                                                            66,705
Printing and postage                                                                25,458
Insurance premiums                                                                   6,473
Miscellaneous                                                                       28,410
                                                                              ------------
     Total expenses                                                              2,357,396
Waivers and reimbursements--
Waiver of investment advisory fee                                $  (894,267)
Waiver of distribution services fee--Investment Shares               (66,795)
                                                                 -----------
     Total waivers                                                                (961,062)
                                                                              ------------
       Net expenses                                                                             1,396,334
                                                                                            -------------
          Net investment income                                                             $  14,172,277
                                                                                            -------------


(See Notes which are an integral part of the Financial Statements)


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                           BILTMORE MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                              Year Ended November 30,         1995             1994
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income:                                                   $    14,172,277  $     6,331,857
                                                                         ---------------  ---------------
Distributions to Shareholders--
Distributions from net investment income
     Institutional Shares                                                     (7,893,466)      (5,146,447)
     Investment Shares                                                        (6,278,811)      (1,185,410)
                                                                         ---------------  ---------------
     Change in net assets resulting from distributions
     to shareholders                                                         (14,172,277)      (6,331,857)
                                                                         ---------------  ---------------
Share Transactions--
Proceeds from sale of shares                                                 552,837,429      479,663,256
Cost of shares redeemed                                                     (446,497,953)    (481,257,539)
                                                                         ---------------  ---------------
     Change in net assets resulting from share transactions                  106,339,476       (1,594,283)
                                                                         ---------------  ---------------
          Change in net assets                                               106,339,476       (1,594,283)
Net Assets:
Beginning of period                                                          185,337,876      186,932,159
                                                                         ---------------  ---------------
End of period                                                            $   291,677,352  $   185,337,876
                                                                         ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)


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                           BILTMORE MONEY MARKET FUND
                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                    Year Ended November 30,      1995       1994       1993       1992(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                             0.06       0.04       0.03        0.02
Less distributions
  Distributions from net investment income                         (0.06)     (0.04)     (0.03)      (0.02)
                                                               ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                 $    1.00  $    1.00  $    1.00   $    1.00
                                                               ---------  ---------  ---------  -----------
Total Return (b)                                                    5.75%      3.77%      3.05%       1.71%
Ratios to Average Net Assets
  Expenses                                                          0.38%      0.38%      0.25%       0.14%*
  Net investment income                                             5.61%      3.74%      3.00%       3.38%*
  Expense waiver/reimbursement (c)                                  0.34%      0.40%      0.56%       0.65%*
Supplemental Data
  Net assets, end of period (000 omitted)                       $126,042   $129,233   $177,090     $84,698


 * Computed on an annualized basis.

(a) Reflects operations for the period from June 2, 1992 (date of initial public investment) to November 30, 1992.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


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                           BILTMORE MONEY MARKET FUND
                    FINANCIAL HIGHLIGHTS--INVESTMENT SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                    Year Ended November 30,      1995       1994       1993       1992(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                             0.05       0.03       0.03        0.01
Less distributions
  Distributions from net investment income                         (0.05)     (0.03)     (0.03)      (0.01)
                                                               ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                 $    1.00  $    1.00  $    1.00   $    1.00
                                                               ---------  ---------  ---------  -----------
Total Return (b)                                                    5.40%      3.46%      2.74%       1.48%
Ratios to Average Net Assets
  Expenses                                                          0.72%      0.68%      0.55%       0.48%*
  Net investment income                                             5.27%      3.44%      2.70%       3.44%*
  Expense waiver/reimbursement (c)                                  0.40%      0.50%      0.66%       0.75%*
Supplemental Data
  Net assets, end of period (000 omitted)                       $165,636    $56,105     $9,842      $3,106


 * Computed on an annualized basis.

(a) Reflects operations for the period from June 2, 1992 (date of initial public investment) to November 30, 1992.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



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                      BILTMORE TAX-FREE MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

 Principal                                                                      Credit
   Amount                                                                      Rating(b)       Value
---------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities--99.5%
              ALABAMA--5.1%
$  2,395,000  Alabama, HFA, Weekly VRDNs Revenue Refunding Bonds (SouthTrust
              Bank of Alabama LOC)                                                   A-1   $    2,395,000
     740,000  Alabama, HFA, Weekly VRDNs Revenue Refunding Bonds (Series
              D)/(SouthTrust Bank of Alabama LOC)                                  VMIG1          740,000
   3,320,000  Birmingham, AL, Weekly VRDNs GO UT Refunding Bonds (Series
              1992-A)/(First Alabama Bank LOC)                                     VMIG1        3,320,000
     435,000  Tuscaloosa County, AL, Port Authority Daily and Weekly VRDNs
              Revenue Refunding Bonds (Capstone Hotel Ltd. Project)/(Series
              A)/(SouthTrust Bank of Alabama LOC)                                    P-1          435,000
                                                                                           --------------
              Total                                                                             6,890,000
                                                                                           --------------
              ARIZONA--3.0%
   2,000,000  Arizona State Transportation Board Highway Revenue Bonds,
              7.90%, 7/1/1996                                                        AAA        2,089,056
   2,000,000  Maricopa County, AZ, School District, 3.75% GO UT Refunding
              Bonds (Series A), 7/1/1996                                              AA        2,000,000
                                                                                           --------------
              Total                                                                             4,089,056
                                                                                           --------------
              ARKANSAS--2.8%
   3,100,000  Arkansas Hospital Equipment Finance Authority, Weekly VRDNs
              Revenue Bonds (Credit Suisse LOC)                                      AA+        3,100,000
     700,000  Fayetteville, AR, Public Facility, Weekly VRDNs Revenue
              Refunding Bonds (Charter Vista Hospital)/(Mitsubishi Bank Ltd.
              LOC)                                                                 VMIG1          700,000
                                                                                           --------------
              Total                                                                             3,800,000
                                                                                           --------------
              CALIFORNIA--3.0%
   4,000,000  Kern County, CA, 4.50% TRANs, GO Unlimited Notes,
              7/2/1996                                                              Sp1+        4,013,465
                                                                                           --------------
              CONNECTICUT--1.0%
   1,300,000  Connecticut State Economic Recovery Notes, Weekly VRDNs GO UT
              Bonds (Series B)/(Industrial Bank of
              Japan SPA)                                                           VMIG1        1,300,000
                                                                                           --------------



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                      BILTMORE TAX-FREE MONEY MARKET FUND

 Principal                                                                      Credit
   Amount                                                                      Rating(b)       Value
---------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities--continued
              DISTRICT OF COLUMBIA--0.7%
$    900,000  District of Columbia, Weekly VRDNs Revenue Bonds
              (Catholic University)/(Series A)/(Sanwa Bank Ltd. LOC)               VMIG1   $      900,000
                                                                                           --------------
              FLORIDA--14.8%
   5,000,000  Broward County, FL, HFA, Weekly VRDNs Revenue Bonds (Welleby
              Apartments Project)/(Security Pacific National Bank LOC)               Aa3        5,000,000
   5,100,000  Collier County, FL, HFA, Weekly VRDNs Revenue Bonds (River
              Reach Project)/(Morgan Guaranty LOC)                                 VMIG1        5,100,000
   1,800,000  Escambia County, FL, Health Facility Authority, IDR, Monthly
              VRDNs Refunding Bonds (Florida Convalescent Centers
              Project)/(Series A)/(Toronto Dominion Bank LOC)                        P-1        1,800,000
   3,000,000  Orange County, FL, School District, 4.50% TANs,
              10/16/1996                                                            Sp1+        3,017,679
     750,000  Polk County, FL, IDA, Monthly VRDNs Refunding Bonds (Florida
              Convalescent Centers Project)/(Toronto Dominion Bank LOC)              P-1          750,000
   1,000,000  St. Lucie County, FL, 3.85% Revenue Refunding Bonds (Florida
              Power & Light Co.), 12/13/1995                                       VMIG1        1,000,000
   3,500,000  Southeast Volusia, FL, Hospital Revenue, Weekly VRDNs (Bert
              Fish Medical Center Issue)/(SouthTrust Bank of
              Alabama LOC)                                                           A-1        3,500,000
                                                                                           --------------
              Total                                                                            20,167,679
                                                                                           --------------
              GEORGIA--13.3%
   3,000,000  Burke County, GA, Development Pollution Authority,
              3.75% - 3.80% Revenue Refunding Bonds (Olglethorpe
              Power Corp.Project)/(Series A)/(Credit Suisse of NY LOC),
              1/3/1996 - 1/18/1996                                                   P-1        3,000,000
   5,100,000  De Kalb Private Hospital Authority, GA, Weekly VRDNs RANs
              (Engleston Childrens' Hospital)/(Series B)/(Trust
              Company Bank LOC)                                                    VMIG1        5,100,000
   1,500,000  Georgia State, 6.75% GO UT Bonds (Series E), 12/1/1995                 AAA        1,500,000
   1,300,000  Georgia State, 8.40% GO UT Bonds (Series B), 4/1/1996                  AAA        1,320,481
   3,090,000  Georgia State, 7.25% GO UT Bonds, 9/1/1996                             AAA        3,170,136
     975,000  Macon Bibb County, GA, Urban Development Authority Revenue,
              Weekly VRDNs Refunding Bonds (Hotel Investors Project)/(NBD
              Bank LOC)                                                             A-1+          975,000



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--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND

 Principal                                                                      Credit
   Amount                                                                      Rating(b)       Value
---------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities--continued
              GEORGIA--CONTINUED
$  1,500,000  Marietta, GA, HFA, 5.25% Revenue Bonds (Falls at Bells
              Ferry)/(Guardian S&L LOC), 1/15/1996                                 VMIG1   $    1,500,000
     500,000  Monroe County, GA, Development Authority Industrial
              Development Revenue, Weekly VRDNs, Refunding Revenue Bonds
              (NBD Bank LOC)                                                         AA-          500,000
   1,000,000  Newton County, GA, IDA, Weekly VRDNs Refunding Bonds (John H.
              Harland Co. Project)/(NationsBank of Georgia LOC)                      A-1        1,000,000
                                                                                           --------------
              Total                                                                            18,065,617
                                                                                           --------------
              ILLINOIS--12.3%
   1,000,000  Chicago, IL, Weekly VRDNs GO Unlimited Notes (Series
              B)/(Morgan Guaranty Trust)                                            Sp1+        1,000,000
     500,000  Illinois Development Finance Authority Revenue, Weekly VRDNs
              (Aurora Center Catholic High School)/(Northern Trust LOC)              AA-          500,000
   1,000,000  Illinois Development Finance Authority Revenue, Weekly VRDNs
              Refunding Bonds (Catholic Charities Housing)/ (Series
              B)/(National Westminster LOC)                                        VMIG1        1,000,000
   1,000,000  Illinois Development Finance Authority Revenue, Weekly VRDNs
              (Lake Forest Academy Project)/(Northern Trust LOC)                    A-1+        1,000,000
   1,475,000  Illinois Development Finance Authority Revenue, Weekly VRDNs
              (Little City Foundation Special Facilities)/(LaSalle National
              Bank LOC)                                                             A-1+        1,475,000
   2,000,000  Illinois Development Finance Authority Revenue, Weekly VRDNs
              (St. Ignatius College Prep.)/(Northern Trust LOC)                     A-1+        2,000,000
   1,625,000  Illinois Development Finance Authority Revenue, Weekly VRDNs
              (St. Paul's House Project)/(LaSalle National Bank LOC)                A-1+        1,625,000
   4,000,000  Illinois State Dedicated Tax Revenue Civic Center Bonds, 9.50%
              (Revenue Bonds), 12/15/1995                                            AAA        4,129,373
   3,000,000  Illinois State Toll Highway Authority, Weekly VRDNs
              Revenue Refunding Bonds (Series B)/(MBIA Insured)/
              (Societe Generale LOC)                                               VMIG1        3,000,000



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND

 Principal                                                                      Credit
   Amount                                                                      Rating(b)       Value
---------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities--continued
              ILLINOIS--CONTINUED
$  1,000,000  Orland Hills, IL, Multi-Family Mortgage, Weekly VRDNs Revenue
              Refunding Bonds (LaSalle National Bank LOC)                            AA-   $    1,000,000
                                                                                           --------------
              Total                                                                            16,729,373
                                                                                           --------------
              INDIANA--0.2%
     300,000  Indianapolis, IN, Weekly VRDNs Revenue Refunding Bonds (Canal
              Square Project)/(Societe Generale LOC)                               VMIG1          300,000
                                                                                           --------------
              IOWA--0.4%
     600,000  Indianola, IA, IDR, Monthly VRDNs (HY-VEE Foods)/ (Rabobank
              Nederland LOC)                                                        A-1+          600,000
                                                                                           --------------
              KANSAS--0.4%
     500,000  Burlington, KS, Pollution Control, 3.60% Revenue Refunding
              Bonds (KC Power & Light Project)/(Series B)/ (Deutsche Bank
              A.G. LOC), 1/11/1996                                                   AAA          500,000
                                                                                           --------------
              KENTUCKY--0.6%
     800,000  Georgetown, KY, Educational Institution, Weekly VRDNs Revenue
              Bonds (Georgetown College Project)/(PNC Bank of Kentucky LOC)        VMIG1          800,000
                                                                                           --------------
              LOUISIANA--4.0%
   1,700,000  Calcasieu Parish, LA, Weekly VRDNs Revenue Bonds (Citgo
              Petroleum Corp.)/(Westdeutsche Landesbk LOC)                           Aa1        1,700,000
   2,800,000  Lake Charles, LA, Harbor & Terminal District, Weekly VRDNs
              Revenue Bonds (Citgo Petroleum Corp.)/
              (Westdeutsche Landesbank LOC)                                          P-1        2,800,000
     900,000  Louisiana State Recovery District Sales Tax Revenue, Daily
              VRDNs (FGIC Insured)/(Swiss Bank SPA)                                VMIG1          900,000
                                                                                           --------------
              Total                                                                             5,400,000
                                                                                           --------------
              MARYLAND--2.1%
   2,800,000  Maryland State Health and Higher Education Facility, Weekly
              VRDNs Revenue Bonds (North Arundel Hospital)/ (Series
              B)/(Mellon Bank LOC)                                                 VMIG1        2,800,000
                                                                                           --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND

 Principal                                                                      Credit
   Amount                                                                      Rating(b)       Value
---------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities--continued
              MASSACHUSETTS--2.2%
$  3,000,000  Massachusetts Municipal Wholesale Electric Co., Weekly VRDNs
              Power Supply System Revenue Refunding Bonds (Series
              C)/(Canadian Imperial Bank LOC)                                       A-1+   $    3,000,000
                                                                                           --------------
              MISSISSIPPI--1.0%
   1,300,000  Jackson County, Mississippi PCR, Daily VRDNs Refunding Bond
              (Chevron U.S.A. Income Project)                                      VMIG1        1,300,000
                                                                                           --------------
              MISSOURI--1.2%
   1,700,000  Kansas City, MO, IDA, Weekly VRDNs (Mid America Health
              Services)/(Mellon Bank LOC)                                            A-1        1,700,000
                                                                                           --------------
              NEW YORK--2.4%
   1,000,000  New York, NY, Daily VRDNs, GO UT (Series E3)/(Morgan Guaranty
              LOC)                                                                 VMIG1        1,000,000
   2,300,000  New York State Local Government Assistance Corporation, Weekly
              VRDNs Revenue Refunding Bonds (Series F)/ (Toronto Dominion
              Bank LOC)                                                            VMIG1        2,300,000
                                                                                           --------------
              Total                                                                             3,300,000
                                                                                           --------------
              NORTH CAROLINA--3.2%
   2,500,000  North Carolina Eastern Municipal Power, 3.65% Revenue Bonds
              (Series B)/(UBS & Morgan Guaranty LOC), 2/8/1996                      A-1+        2,500,000
   1,795,000  Wake County, NC, 4.20% GO UT Refunding Bonds,
              4/1/1996                                                               AAA        1,795,277
                                                                                           --------------
              Total                                                                             4,295,277
                                                                                           --------------
              OHIO--0.7%
   1,000,000  Centerville, OH, Healthcare Revenue, Weekly VRDNs (Bethany
              Lutheran Village Project)/(PNC Bank of Ohio LOC)                     VMIG1        1,000,000
                                                                                           --------------
              PENNSYLVANIA--2.2%
   1,000,000  Pennsylvania State University, 5.50% GO Bonds (University
              Project Notes)/(Series A), 12/21/1995                                 MIG1        1,000,208
   2,000,000  Sewickley Valley Hospital Authority, PA, 5.00% Revenue
              Refunding Bonds (Series B)/(PNC Bank LOC), 12/15/1995                VMIG1        2,000,223
                                                                                           --------------
              Total                                                                             3,000,431
                                                                                           --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND

 Principal                                                                      Credit
   Amount                                                                      Rating(b)       Value
---------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities--continued
              RHODE ISLAND--1.5%
$  2,000,000  Rhode Island State, 4.50% TANs (Union Bank of
              Switzerland LOC), 6/28/1996                                           MIG1   $    2,009,412
                                                                                           --------------
              TENNESSEE--8.1%
   3,000,000  Metro Government Nashville & Davidson County, TN, IDB, Weekly
              VRDNs Revenue Bonds (Arbor Crest)/(Series B)/ (NationsBank of
              Georgia LOC)                                                         VMIG1        3,000,000
   1,900,000  Metro Government Nashville & Davidson County, TN, Health and
              Education Facilities Board, Weekly VRDNs Revenue Refunding
              Bonds (West Meade Place Project)/ (NationsBank of Georgia LOC)         A-1        1,900,000
   2,150,000  Metropolitan Nashville Airport, Weekly VRDNs Revenue Refunding
              Bonds (FGIC Insured)/(Societe Generale LOC)                          VMIG1        2,150,000
   4,000,000  Tennessee State, Weekly VRDNs GO UT (Series B)                        MIG1        4,000,000
                                                                                           --------------
              Total                                                                            11,050,000
                                                                                           --------------
              TEXAS--7.3%
   3,800,000  Lower Neches Valley Authority, TX, 3.75% Revenue Refunding
              Bonds (Chevron USA, Inc. Project), 2/15/1996                          A-1+        3,800,000
   2,950,000  San Antonio Texas Sewage, 7.25% (Revenue Bonds)
              5/1/1996                                                               AAA        3,051,548
   3,000,000  Texas State, 4.75% TRANs (Series A) 8/30/1996                         MIG1        3,014,648
                                                                                           --------------
              Total                                                                             9,866,196
                                                                                           --------------
              UTAH--0.8%
   1,080,000  Salt Lake City, UT, 5.00% GO UT Bonds, 12/15/1996                      AAA        1,094,256
                                                                                           --------------
              VIRGINIA--1.6%
   2,000,000  Harrisonburg, VA, HFA, 5.10% Revenue Bonds (Rolling Brook
              Village Apartments)/(Guardian S&L LOC), 2/1/1996                     VMIG1        2,000,000
     200,000  Peninsula Ports Authority, VA, Daily VRDNs Revenue Refunding
              Bonds (Port Facility-Shell Oil Co.)                                    AAA          200,000
                                                                                           --------------
              Total                                                                             2,200,000
                                                                                           --------------
              WASHINGTON--2.9%
   4,000,000  Port Anacortes, WA, IDA, 3.80% Revenue Refunding Bonds (Texaco
              Project), 12/6/1995                                                    P-1        4,000,000
                                                                                           --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND

 Principal
   Amount                                                                       Credit
 or Shares                                                                     Rating(b)       Value
---------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities--continued
              WYOMING--0.7%
$  1,000,000  **Uinta County, WY, PCR, 3.75% (Chevron USA, Inc.
              Project), 6/15/1996                                                     AA   $    1,000,000
                                                                                           --------------
              Total Short-Term Municipal Securities                                           135,170,762
                                                                                           --------------
Open-end Investment Companies--0.9%
   1,223,170  Fidelity Tax-Exempt Money Market Fund Instruments Portfolio
              (at net asset value)                                                              1,223,170
                                                                                           --------------
              Total Investments, at amortized cost and value (a)                           $  136,393,932
                                                                                           --------------


(a) Also represents cost for federal tax purposes.

(b) Current credit ratings are unaudited.

 ** Denotes variable rate security which shows current rate and next demand date.

Note: The categories of investments are shown as a percentage of net assets
      ($136,007,129) at November 30, 1995.

The following acronyms are used throughout this portfolio:

FGIC--Financial Guaranty Insurance Co.
GO--General Obligation
HFA--Housing Finance Authority
IDA--Industrial Development Authority
IDB--Industrial Development Board
IDR--Industrial Development Revenue
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
PCR--Pollution Control Revenue
RANs--Revenue Anticipation Notes
SPA--Standby Purchase Agreement
TANs--Tax Anticipation Notes
TRANs--Tax Revenue Anticipation Notes
UT--Unlimited Tax
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Total investments in securities, at amortized cost and value                              $  136,393,932
Income receivable                                                                              1,148,791
Deferred expenses                                                                                  6,258
                                                                                          --------------
     Total assets                                                                            137,548,981
Liabilities:
Payable for investments purchased                                           $  1,100,556
Income distribution payable                                                      375,237
Accrued expenses                                                                  66,059
                                                                            ------------
     Total liabilities                                                                         1,541,852
                                                                                          --------------
Net Assets for 136,007,129 shares outstanding                                             $  136,007,129
                                                                                          --------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares: ($80,273,956 / 80,273,956 shares outstanding)                                $1.00
                                                                                          --------------
Investment Shares: ($55,733,173 / 55,733,173 shares outstanding)                                   $1.00
                                                                                          --------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND
                            STATEMENT OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Interest                                                                                     $  5,506,243
Expenses:
Investment advisory fee                                                        $    713,058
Administrative personnel and services fee                                           128,145
Custodian fees                                                                       28,523
Transfer and dividend disbursing agent fees and expenses                             50,050
Trustees' fees                                                                       11,026
Auditing fees                                                                        16,360
Legal fees                                                                           17,109
Portfolio accounting fees                                                            51,609
Distribution services fee--Investment Shares                                        217,651
Share registration costs                                                             43,912
Printing and postage                                                                 24,349
Insurance premiums                                                                    6,739
Miscellaneous                                                                        23,959
                                                                               ------------
       Total expenses                                                             1,332,490
                                                                               ------------
Waivers--
     Waiver of investment advisory fee                            $  (658,480)
     Waiver of distribution services fee--Investment Shares           (35,392)
                                                                  -----------
       Total waivers                                                               (693,872)
                                                                               ------------
          Net expenses                                                                            638,618
                                                                                             ------------
            Net investment income                                                               4,867,625
                                                                                             ------------
Net realized loss on investments                                                                 (150,000)
                                                                                             ------------
          Change in net assets resulting from operations                                     $  4,717,625
                                                                                             ------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                              Year Ended November 30,         1995             1994
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                    $     4,867,625  $     2,894,643
Net realized loss on investments ($150,000 net loss and $0 respec-
tively, as computed for federal income tax purposes)                            (150,000)              --
                                                                         ---------------  ---------------
     Change in net assets resulting from operations                            4,717,625        2,894,643
                                                                         ---------------  ---------------
Distributions to Shareholders--
Distributions from net investment income
     Institutional Shares                                                     (3,129,608)      (2,150,380)
     Investment Shares                                                        (1,738,017)        (744,263)
                                                                         ---------------  ---------------
     Change in net assets resulting from distributions to shareholders        (4,867,625)      (2,894,643)
                                                                         ---------------  ---------------
Share Transactions--
Proceeds from sale of shares                                                 326,381,422      263,497,759
Cost of shares redeemed                                                     (327,061,311)    (210,055,320)
                                                                         ---------------  ---------------
     Change in net assets resulting from share transactions                     (679,889)      53,442,439
                                                                         ---------------  ---------------
Capital Contributions                                                            150,000               --
                                                                         ---------------  ---------------
     Change in net assets                                                       (679,889)      53,442,439
Net Assets:
Beginning of period                                                          136,687,018       83,244,579
                                                                         ---------------  ---------------
End of period                                                            $   136,007,129  $   136,687,018
                                                                         ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND
                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                    Year Ended November 30,      1995       1994       1993       1992(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                             0.04       0.02       0.02        0.01
Less distributions
  Distributions from net investment income                         (0.04)     (0.02)     (0.02)      (0.01)
                                                               ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                 $    1.00  $    1.00  $    1.00   $    1.00
                                                               ---------  ---------  ---------  -----------
Total Return(b)                                                    3.59%      2.42%      2.30%        1.49%
Ratios to Average Net Assets
  Expenses                                                         0.32%      0.38%      0.29%       0.16%*
  Net investment income                                            3.55%      2.41%      2.28%       2.71%*
  Expense waiver/reimbursement(c)                                  0.46%      0.45%      0.60%       0.78%*
Supplemental Data
  Net assets, end of period (000 omitted)                       $80,274    $93,867    $59,269     $61,632


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 20, 1992 (date of initial public investment) to November 30, 1992.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND
                    FINANCIAL HIGHLIGHTS--INVESTMENT SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                    Year Ended November 30,      1995       1994       1993       1992(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                             0.03       0.02       0.02        0.01
Less distributions
  Distributions from net investment income                         (0.03)     (0.02)     (0.02)      (0.01)
                                                               ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                 $    1.00  $    1.00  $    1.00   $    1.00
                                                               ---------  ---------  ---------  -----------
Total Return(b)                                                     3.25%      2.11%      1.99%       1.29%
Ratios to Average Net Assets
  Expenses                                                          0.66%      0.68%      0.59%       0.50%*
  Net investment income                                             3.19%      2.11%      1.98%       2.37%*
  Expense waiver/reimbursement(c)                                   0.52%      0.55%      0.70%       0.88%*
Supplemental Data
  Net assets, end of period (000 omitted)                        $55,733    $42,820    $23,976      $5,338


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 20, 1992 (date of initial public investment) to November 30, 1992.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    BILTMORE U.S. TREASURY MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

  Principal
    Amount                                                                                    Value
--------------------------------------------------------------------------------------------------------
U.S. Government Obligations--45.6%
                U.S. TREASURY BILLS
$  137,500,000  12/28/95-7/25/96                                                          $  135,058,361
                                                                                          --------------
(a)Repurchase Agreements--56.5%
    14,000,000  CS First Boston Corp., 5.85%, dated 11/30/95, due 12/1/95                     14,000,000
    68,000,000  Daiwa Securities America, Inc., 5.90%, dated 11/30/95, due 12/1/95            68,000,000
    71,186,609  Goldman Sachs & Co., 5.85%, dated 11/30/95, due 12/1/95                       71,186,609
    14,000,000  Nomura Securities International, Inc., 5.875%, dated 11/30/95,
                due 12/1/95                                                                   14,000,000
                                                                                          --------------
                Total Repurchase Agreements                                                  167,186,609
                                                                                          --------------
                Total Investments, at amortized cost and value (b)                        $  302,244,970
                                                                                          --------------


(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($296,095,311) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    BILTMORE U.S. TREASURY MONEY MARKET FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Investments in repurchase agreements                                      $  167,186,609
Investments in securities                                                    135,058,361
                                                                          --------------
Total investments, at amortized cost and value                                            $  302,244,970
Income receivable                                                                                 27,272
Deferred expenses                                                                                  5,049
                                                                                          --------------
     Total assets                                                                            302,277,291
Liabilities:
Payable for investments purchased                                              4,894,251
Income distribution payable                                                    1,223,795
Accrued expenses                                                                  63,934
                                                                          --------------
     Total liabilities                                                                         6,181,980
                                                                                          --------------
Net Assets for 296,095,311 shares outstanding                                             $  296,095,311
                                                                                          --------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares ($214,356,136 / 214,356,136 shares outstanding)                               $1.00
                                                                                          --------------
Investment Shares ($81,739,175 / 81,739,175 shares outstanding)                                    $1.00
                                                                                          --------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    BILTMORE U.S. TREASURY MONEY MARKET FUND
                            STATEMENT OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Interest                                                                                    $  12,432,665
Expenses:
Investment advisory fee                                                       $  1,060,343
Administrative personnel and services fee                                          190,189
Custodian fees                                                                      42,247
Transfer and dividend disbursing agent fees and expenses                            51,264
Trustees' fees                                                                       9,585
Auditing fees                                                                       16,324
Legal fees                                                                          15,999
Portfolio accounting fees                                                           51,936
Distribution services fee--Investment Shares                                       295,596
Share registration costs                                                            42,554
Printing and postage                                                                21,115
Insurance premiums                                                                   5,781
Miscellaneous                                                                       16,466
                                                                              ------------
     Total expenses                                                              1,819,399
Waivers and reimbursements--
     Waiver of investment advisory fee                           $  (845,641)
     Waiver of distribution services fee--Investment Shares          (45,636)
                                                                 -----------
          Total waivers                                                           (891,277)
                                                                              ------------
               Net expenses                                                                       928,122
                                                                                            -------------
                    Net investment income                                                   $  11,504,543
                                                                                            -------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    BILTMORE U.S. TREASURY MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                              Year Ended November 30,         1995             1994
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                    $    11,504,543  $     3,653,910
                                                                         ---------------  ---------------
Distributions to Shareholders--
Distributions from net investment income
  Institutional Shares                                                        (7,652,881)      (2,707,306)
  Investment Shares                                                           (3,851,662)        (946,604)
                                                                         ---------------  ---------------
     Change in net assets resulting from distributions to shareholders       (11,504,543)      (3,653,910)
                                                                         ---------------  ---------------
Share Transactions--
Proceeds from sale of shares                                                 753,406,955      448,524,970
Cost of shares redeemed                                                     (591,239,232)    (396,891,742)
                                                                         ---------------  ---------------
     Change in net assets resulting from share transactions                  162,167,723       51,633,228
                                                                         ---------------  ---------------
          Change in net assets                                               162,167,723       51,633,228
Net Assets:
Beginning of period                                                          133,927,588       82,294,360
                                                                         ---------------  ---------------
End of period                                                            $   296,095,311  $   133,927,588
                                                                         ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    BILTMORE U.S. TREASURY MONEY MARKET FUND
                   FINANCIAL HIGHLIGHTS-INSTITUTIONAL SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          Year Ended November 30,      1995       1994       1993       1992(a)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                                   0.06       0.04       0.03        0.02
Less distributions
  Distributions from net investment income                               (0.06)     (0.04)     (0.03)      (0.02)
                                                                     ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                       $    1.00  $    1.00  $    1.00   $    1.00
                                                                     ---------  ---------  ---------  -----------
Total Return (b)                                                          5.66%      3.70%      2.91%       1.90%
Ratios to Average Net Assets
  Expenses                                                                0.32%      0.36%      0.28%       0.17%*
  Net investment income                                                   5.54%      3.72%      2.87%       3.24%*
  Expense waiver/reimbursement (c)                                        0.40%      0.51%      0.63%       0.71%*
Supplemental Data
  Net assets, end of period
  (000 omitted)                                                       $214,356    $87,531    $65,353     $55,408


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 7, 1992 (date of initial public investment) to November 30, 1992.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    BILTMORE U.S. TREASURY MONEY MARKET FUND
                     FINANCIAL HIGHLIGHTS-INVESTMENT SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     Year Ended November 30,      1995       1994       1993(a)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                            $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                                              0.05       0.03        0.01
Less distributions
  Distributions from net investment income                                          (0.05)     (0.03)      (0.01)
                                                                                ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                  $    1.00  $    1.00   $    1.00
                                                                                ---------  ---------  -----------
Total Return (b)                                                                     5.30%      3.39%       1.42%
Ratios to Average Net Assets
  Expenses                                                                           0.66%      0.66%       0.65%*
  Net investment income                                                              5.21%      3.42%       2.50%*
  Expense waiver/reimbursement (c)                                                   0.46%      0.61%       0.73%*
Supplemental Data
  Net assets, end of period
  (000 omitted)                                                                   $81,739    $46,396     $16,941


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 12, 1993 (date of initial public investment) to November 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          BILTMORE MONEY MARKET FUNDS
                     COMBINED NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

(1) ORGANIZATION

The Biltmore Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Biltmore Money Market Fund ("Money Market Fund"), Biltmore Tax-Free Money Market Fund ("Tax-Free Fund"), and Biltmore U.S. Treasury Money Market Fund ("U.S. Treasury Fund"), (individually referred to as the "Fund", or collectively as the "Funds"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Funds offer two classes of shares: Institutional Shares and Investment Shares. Investment Shares are identical in all respects to Institutional Shares, except that Investment Shares are sold pursuant to a Distribution Plan (the "Plan") adopted in accordance with Rule 12b-1.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds' use of the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end investment companies are valued at net asset value.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Tax-Free Fund has a permanent difference due to the differing treatment of the capital contribution from Wachovia Corporation related to the sale of the Orange County, CA bond security. Amounts as of November 30, 1995, have been reclassified to reflect a decrease in paid in capital of $150,000. Net investment income, net realized gains, and net assets were not affected by this change.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          BILTMORE MONEY MARKET FUNDS
     positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from each Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

                                Money Market Fund            Tax-Free Fund               U.S. Treasury Fund
                             ------------------------    -----------------------     --------------------------
  Year Ended November 30,       1995         1994           1995          1994           1995         1994
---------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
---------------------------
Shares sold                   304,354,414   385,548,512   178,161,731   175,432,174   564,789,151   337,402,499
Shares redeemed              (307,545,690) (433,405,663) (191,754,772) (140,833,740) (437,964,449) (315,224,009)
---------------------------   -----------   -----------   -----------   -----------   -----------   -----------
Net change resulting from
Institutional Share
transactions                   (3,191,276)  (47,857,151)  (13,593,041)   34,598,434   126,824,702    22,178,490
                              -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT SHARES
---------------------------
Shares sold                   248,483,015    94,114,744   148,219,691    88,065,585   188,617,803   111,122,471
Shares redeemed              (138,952,263)  (47,851,876) (135,306,539)  (69,221,580) (153,274,782)  (81,667,733)
---------------------------   -----------   -----------   -----------   -----------   -----------   -----------
Net change resulting from
Investment Share
transactions                  109,530,752    46,262,868    12,913,152    18,844,005    35,343,021    29,454,738
                              -----------   -----------   -----------   -----------   -----------   -----------
Net change resulting from
Shares redeemed              (307,545,690) (433,405,663) (191,754,772) (140,833,740) (437,964,449) (315,224,009)
share transactions            106,339,476    (1,594,283)     (679,889)   53,442,439   162,167,723    51,633,228
                              -----------   -----------   -----------   -----------   -----------   -----------


At November 30, 1995, capital paid-in aggregated $291,677,352, $136,007,129, and $296,095,311 for Money Market Fund, Tax-Free Fund, and U.S. Treasury Fund, respectively.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Asset Management, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of each Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

CAPITAL CONTRIBUTION--On December 7, 1994, the Tax-Free Fund sold at amortized cost an Orange County bond, with a $1,000,000 par value, to Wachovia Corporation. In connection with this purchase, Wachovia Corporation is considered to have made a capital contribution in the amount of $150,000 to Tax-Free Fund, which represents the difference between the market value and amortized cost of the security at the date of sale.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and The Biltmore Municipal Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--Under the terms of the Plan, each Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from its net assets to finance activities intended to result in the sale of
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          BILTMORE MONEY MARKET FUNDS
each Fund's Investment Shares. The Plan provides that each Fund may incur distribution expenses up to .40 of 1% of the average daily net assets of its Investment Shares, annually, to compensate FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Wachovia Bank of North Carolina, N.A. is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following the date that each Fund became effective. For the year ended November 30, 1995, pursuant to this agreement, the Funds paid FAS as follows:

                                                 Organizational
                         Initial Organizational     Expenses
        Fund                    Expenses           Reimbursed
Money Market Fund               $63,357              $18,578
Tax-Free Fund                    59,661               16,746
U.S. Treasury Fund               33,032               13,665


GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Biltmore Money Market Fund, Biltmore Tax-Free Money Market Fund and Biltmore U.S. Treasury Money Market Fund (portfolios of The Biltmore Funds) as of November 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Money Market Fund, Biltmore Tax-Free Money Market Fund and Biltmore U.S. Treasury Money Market Fund of The Biltmore Funds at November 30, 1995, and the results of its operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
January 15, 1996



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                           John W. McGonigle
Samuel E. Hudgins                                         President and Treasurer
J. Berkley Ingram, Jr.                                    Ronald M. Petnuch
D. Dean Kaylor                                            Vice President and Assistant Treasurer
Charles S. Way, Jr.                                       Peter J. Germain
                                                          Secretary
                                                          Gail Cagney
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


Federated Securities Corp.
is the distributor of the Fund.

831-21

Cusip 090297201
Cusip 090297109
Cusip 090297888

CO1512-16(1/96)




Institutional Shares
Annual Report
Dated
November 30, 1995

January 31, 1996

Biltmore Money Market Fund

[LOGO OF WACHOVIA INVESTMENTS]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Biltmore Money Market Fund, Institutional Shares, for the 12-month period ended November 30, 1995. This report includes a listing of your fund's investments and complete financial information.

During the 12-month period, the fund's portfolio of high-quality money market securities provided shareholders with dividends of $0.06 per share. Of course, the fund also maintained a stable share value of $1.00.* Reflecting increased investor participation, the fund's net assets grew considerably over the 12-month period, from $185.3 million to $291.7 million.

Thank you for participating in the daily earning power of Biltmore Money Market Fund. We'll continue to keep you up to date on your investment, and provide your account with the highest level of service.

Sincerely,

John W. McGonigle
President
January 15, 1996

*Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
Bank Notes--3.4%
$  10,000,000  NationsBank, Charlotte, NC, 5.60%, 5/28/1996                               $   10,000,000
                                                                                          --------------
Bankers Acceptance--2.7%
    5,000,000  Bank of New York, 5.42%, 5/13/1996                                              4,876,544
    3,000,000  NationsBank, Charlotte, NC, 5.585%, 9/4/1996                                    2,870,601
                                                                                          --------------
               Total Bankers Acceptance                                                        7,747,145
                                                                                          --------------
Certificates Of Deposit--35.0%
   10,000,000  ABN - AMRO Bank, 5.54% - 6.62%, 3/20/1996 - 11/6/1996                          10,001,784
   14,000,000  CIBC Bank, 5.80%, 1/22/1996                                                    14,000,000
   14,000,000  Deutsche Bank, 5.77% - 5.79%, 12/27/1995 - 1/12/1996                           13,999,967
    5,000,000  Morgan Guaranty, London, 5.80%, 4/4/1996                                        5,002,493
    3,000,000  National Westminster Bank, USA, 5.74%, 2/6/1996                                 3,000,107
   10,000,000  National Westminster, London, 5.75%, 3/6/1996                                  10,000,044
   10,000,000  Rabobank, 5.75% - 5.79%, 1/29/1996 - 6/28/1996                                 10,002,208
   13,000,000  Royal Bank of Scotland, 5.72%, 1/22/1996                                       12,999,727
   15,000,000  Swiss Bank of New York, 5.79%, 1/5/1996                                        14,999,906
    8,000,000  Union Bank of Switzerland, 7.35% - 7.51%, 12/29/1995 - 1/17/1996                8,011,418
                                                                                          --------------
               Total Certificates of Deposit                                                 102,017,654
                                                                                          --------------
(a) Commercial Paper--24.5%
               CHEMICALS--4.1%
   12,500,000  duPont E.I. de Nemours & Co., 5.38% - 5.50%, 8/2/1996 - 8/5/1996               12,039,139
                                                                                          --------------
               FINANCE--16.0%
   11,000,000  Bell Atlantic Financial Services, 5.70%, 12/8/1995                             10,987,808
   12,000,000  Hanson Finance, PLC, 5.68%, 2/16/1996                                          11,854,213
   10,800,000  Southwestern Bell Capital Corp., 5.60%, 2/2/1996                               10,694,160
   13,000,000  Transamerica Finance Group, Inc., 5.495% - 5.54%, 12/15/1995 -
               4/4/1996                                                                       12,886,724
                                                                                          --------------
               Total                                                                          46,422,905
                                                                                          --------------
               FINANCE - AUTOMOTIVE--4.4%
   13,000,000  Ford Motor Credit Corp., 5.65% - 5.67%, 12/12/1995 - 2/27/1996                 12,916,889
                                                                                          --------------
               Total Commercial Paper                                                         71,378,933
                                                                                          --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE MONEY MARKET FUND

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
Corporate Bonds--7.0%
               FINANCE - COMMERCIAL--6.3%
$   4,405,000  American General Finance Corp., 5.00%, 6/17/1996                           $    4,381,406
   14,000,000  NBD Bancorp Inc., 5.85% - 6.25%, 5/6/1996 - 6/5/1996                           14,013,988
                                                                                          --------------
               Total                                                                          18,395,394
                                                                                          --------------
               FOOD & BEVERAGE--0.7%
    2,000,000  Pepsico Inc., 7.875%, 8/15/1996                                                 2,024,981
                                                                                          --------------
               Total Corporate Bonds                                                          20,420,375
                                                                                          --------------
(b) Notes - Variable--3.4%
               FINANCE - COMMERCIAL--3.4%
   10,000,000  First Union National Bank, 5.81%, 5/13/1996                                    10,000,000
                                                                                          --------------
(c) Repurchase Agreements--23.6%
   18,961,485  Goldman, Sachs & Co., 5.85%, dated 11/30/1995, due 12/1/1995                   18,961,485
   50,000,000  Nomura Securities International, Inc., 5.875%, dated 11/30/1995, due
               12/1/1995                                                                      50,000,000
                                                                                          --------------
               Total Repurchase Agreements                                                    68,961,485
                                                                                          --------------
               Total Investments, at amortized cost and value (d)                         $  290,525,592
                                                                                          --------------


(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($291,677,352) at November 30, 1995.

The following acronym(s) are used throughout this portfolio:

PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE MONEY MARKET FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Investments in repurchase agreements                                      $   68,961,485
Investments in securities                                                    221,564,107
                                                                          --------------
Total investments, at amortized cost and value                                            $  290,525,592
Income receivable                                                                              2,525,185
Deferred expenses                                                                                  8,009
                                                                                          --------------
     Total assets                                                                            293,058,786
Liabilities:
Income distribution payable                                                    1,277,800
Accrued expenses                                                                 103,634
                                                                          --------------
     Total liabilities                                                                         1,381,434
                                                                                          --------------
Net Assets for 291,677,352 shares outstanding                                             $  291,677,352
                                                                                          --------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares: ($126,041,635 / 126,041,635 shares outstanding)                              $1.00
                                                                                          --------------
Investment Shares: ($165,635,717 / 165,635,717 shares outstanding)                                 $1.00
                                                                                          --------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE MONEY MARKET FUND
                            STATEMENT OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Interest                                                                                    $  15,568,611
Expenses:
Investment advisory fee                                                       $  1,299,430
Administrative personnel and services fee                                          233,146
Custodian fees                                                                      50,910
Transfer and dividend disbursing agent fees and expenses                            51,067
Trustees' fees                                                                      19,875
Auditing fees                                                                       15,999
Legal fees                                                                          18,114
Portfolio accounting fees                                                           66,246
Distribution services fee--Investment Shares                                       475,563
Share registration costs                                                            66,705
Printing and postage                                                                25,458
Insurance premiums                                                                   6,473
Miscellaneous                                                                       28,410
                                                                              ------------
     Total expenses                                                              2,357,396
Waivers and reimbursements--
Waiver of investment advisory fee                                $  (894,267)
Waiver of distribution services fee--Investment Shares               (66,795)
                                                                 -----------
     Total waivers                                                                (961,062)
                                                                              ------------
       Net expenses                                                                             1,396,334
                                                                                            -------------
          Net investment income                                                             $  14,172,277
                                                                                            -------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                Year Ended November 30,       1995             1994
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income:                                                   $    14,172,277  $     6,331,857
                                                                         ---------------  ---------------
Distributions to Shareholders--
Distributions from net investment income
  Institutional Shares                                                        (7,893,466)      (5,146,447)
  Investment Shares                                                           (6,278,811)      (1,185,410)
                                                                         ---------------  ---------------
     Change in net assets resulting from distributions
     to shareholders                                                         (14,172,277)      (6,331,857)
                                                                         ---------------  ---------------
Share Transactions--
Proceeds from sale of shares                                                 552,837,429      479,663,256
Cost of shares redeemed                                                     (446,497,953)    (481,257,539)
                                                                         ---------------  ---------------
     Change in net assets resulting from share transactions                  106,339,476       (1,594,283)
                                                                         ---------------  ---------------
          Change in net assets                                               106,339,476       (1,594,283)
Net Assets:
Beginning of period                                                          185,337,876      186,932,159
                                                                         ---------------  ---------------
End of period                                                            $   291,677,352  $   185,337,876
                                                                         ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE MONEY MARKET FUND
                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      Year Ended November 30,    1995       1994       1993       1992(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                             0.06       0.04       0.03        0.02
Less distributions
  Distributions from net investment income                         (0.06)     (0.04)     (0.03)      (0.02)
                                                               ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                 $    1.00  $    1.00  $    1.00   $    1.00
                                                               ---------  ---------  ---------  -----------
Total Return (b)                                                    5.75%      3.77%      3.05%       1.71%
Ratios to Average Net Assets
  Expenses                                                          0.38%      0.38%      0.25%       0.14%*
  Net investment income                                             5.61%      3.74%      3.00%       3.38%*
  Expense waiver/reimbursement (c)                                  0.34%      0.40%      0.56%       0.65%*
Supplemental Data
  Net assets, end of period (000 omitted)                       $126,042   $129,233   $177,090     $84,698


 * Computed on an annualized basis.

(a) Reflects operations for the period from June 2, 1992 (date of initial public investment) to November 30, 1992.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE MONEY MARKET FUND
                    FINANCIAL HIGHLIGHTS--INVESTMENT SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      Year Ended November 30,    1995       1994       1993       1992(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                             0.05       0.03       0.03        0.01
Less distributions
  Distributions from net investment income                         (0.05)     (0.03)     (0.03)      (0.01)
                                                               ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                 $    1.00  $    1.00  $    1.00   $    1.00
                                                               ---------  ---------  ---------  -----------
Total Return (b)                                                    5.40%      3.46%      2.74%       1.48%
Ratios to Average Net Assets
  Expenses                                                          0.72%      0.68%      0.55%       0.48%*
  Net investment income                                             5.27%      3.44%      2.70%       3.44%*
  Expense waiver/reimbursement (c)                                  0.40%      0.50%      0.66%       0.75%*
Supplemental Data
  Net assets, end of period (000 omitted)                       $165,636    $56,105     $9,842      $3,106


 * Computed on an annualized basis.

(a) Reflects operations for the period from June 2, 1992 (date of initial public investment) to November 30, 1992.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

(1) ORGANIZATION

The Biltmore Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Biltmore Money Market Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Investment Shares. Investment Shares are identical in all respects to Institutional Shares, except that Investment Shares are sold pursuant to a Distribution Plan (the "Plan") adopted in accordance with Rule 12b-1.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE MONEY MARKET FUND

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                  Year Ended November 30,       1995            1994
---------------------------------------------------------------------------------------------------------
Institutional Shares
Shares sold                                                                   304,354,414     385,548,512
Shares redeemed                                                              (307,545,690)   (433,405,663)
                                                                           --------------  --------------
Net change resulting from Institutional Share transactions                     (3,191,276)    (47,857,151)
                                                                           --------------  --------------

                                                  Year Ended November 30,       1995            1994
---------------------------------------------------------------------------------------------------------
Investment Shares
Shares sold                                                                   248,483,015      94,114,744
Shares redeemed                                                              (138,952,263)    (47,851,876)
                                                                           --------------  --------------
Net change resulting from Investment Share transactions                       109,530,752      46,262,868
                                                                           --------------  --------------
     Net change resulting from share transactions                             106,339,476      (1,594,283)
                                                                           --------------  --------------


At November 30, 1995, capital paid-in aggregated $291,677,352.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Asset Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and The Biltmore Municipal Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the Fund may incur distribution expenses up to .40 of 1% of the average daily net assets of the Investment Shares, annually, to compensate FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Wachovia Bank of North Carolina, N.A. is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $65,357 were borne initially by FAS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE MONEY MARKET FUND

The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following the effective date. For the period ended November 30, 1995, the Fund paid $18,578 pursuant to this agreement.

GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE FUNDS:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Biltmore Money Market Fund (one of the portfolios comprising The Biltmore Funds) as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Money Market Fund of The Biltmore Funds at November 30, 1995, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
January 15, 1996



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                           John W. McGonigle
Samuel E. Hudgins                                         President and Treasurer
J. Berkley Ingram, Jr.                                    Ronald M. Petnuch
D. Dean Kaylor                                            Vice President and Assistant Treasurer
Charles S. Way, Jr.                                       Peter J. Germain
                                                          Secretary
                                                          Gail Cagney
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


Federated Securities Corp.
is the distributor of the Fund.

831-16

Cusip 090297102

CO1512-05(1/96)


Institutional Shares
Annual Report
Dated
November 30, 1995

January 31, 1996

Biltmore Prime Cash Management Fund

[LOGO OF WACHOVIA INVESTMENTS]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Biltmore Prime Cash Management Fund, Institutional Shares, for the twelve-month period ended November 30, 1995. This report includes a listing of your fund's investments and complete financial information.

During the twelve month period, the fund's portfolio of high-quality money market securities provided shareholders with dividends of $0.06 per share. Of course, the fund also maintained a stable share value of $1.00.* The fund's net assets grew by more than $63 million to reach $879 million on the last day of the twelve month period.

Thank you for participating in the daily earning power of Biltmore Prime Cash Management Fund. We'll continue to keep you up to date on your investment, and provide your account with the highest level of service.

Sincerely,

John W. McGonigle
President
January 15, 1996

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE PRIME CASH MANAGEMENT FUND
                            PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

  Principal
    Amount                                                                                    Value
--------------------------------------------------------------------------------------------------------
Bank Notes--7.2%
$   20,000,000  NationsBank Charlotte N.C., 5.60%, 5/28/1996                              $   20,000,000
    43,500,000  NBD Bancorp Inc., 5.85%-6.25%, 5/6/1996-6/5/1996                              43,552,617
                                                                                          --------------
                Total Bank Notes                                                              63,552,617
                                                                                          --------------
Bankers Acceptances--0.7%
     6,000,000  NationsBank Charlotte N.C., 5.59%, 9/4/1996                                    5,741,202
                                                                                          --------------
Certificates of Deposits--35.9%
    41,000,000  ABN Amro North America, 5.54%-5.80, 2/29/1996-11/6/1996                       40,997,292
    26,000,000  CIBC New York, 5.80%, 1/22/1996                                               26,000,000
    41,000,000  Deutsche Bank A,G., 5.77%-5.79%, 12/27/1995-1/12/1996                         40,999,980
    34,000,000  Morgan Guaranty London, 5.76%, 1/22/1996                                      34,000,473
    40,000,000  National Westminster Bank, 5.74%-5.81%, 1/30/1996-3/6/1996                    40,000,402
    26,000,000  Rabobank, 5.71%-5.79%, 4/26/1996-7/26/1996                                    26,003,074
    10,000,000  Societe Generale, 5.63%, 12/13/1995                                           10,000,033
    45,000,000  Swiss Bank Corp., 5.56%-5.72%, 3/6/1996-5/28/1996                             45,000,000
    25,000,000  Toronto Dominion Bank, 5.68%, 3/28/1996                                       24,999,856
    28,000,000  Union Bank of Switzerland, 5.77%-7.51%, 12/28/1995-1/17/1996                  28,012,248
                                                                                          --------------
                Total Certificates of Deposit                                                316,013,358
                                                                                          --------------
(a) Commercial Paper--19.8%
                CHEMICALS--1.7%
    15,000,000  duPont E.I. de Nemours & Co., 5.50%, 8/5/1996                                 14,431,667
                                                                                          --------------
                FINANCE--5.7%
    26,000,000  Hanson Finance UK, 5.68%, 2/16/1996                                           25,684,128
    25,000,000  Trans-America Corp., 5.66%, 2/16/1996                                         24,697,347
                                                                                          --------------
                Total                                                                         50,381,475
                                                                                          --------------
                FINANCE-AUTOMOTIVE--2.8%
    25,000,000  Ford Motor Credit Corp., 5.67%, 2/27/1996                                     24,653,500
                                                                                          --------------
                FINANCE-COMMERCIAL--6.8%
    10,900,000  Cortez Capital, 5.75%, 12/15/1995                                             10,875,625
    40,000,000  General Electric Capital Corp., 5.58%, 3/15/1996                              39,349,000
    10,000,000  Xerox Credit Corp., 5.42%, 6/28/1996                                           9,683,833
                                                                                          --------------
                Total                                                                         59,908,458
                                                                                          --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE PRIME CASH MANAGEMENT FUND

  Principal
    Amount                                                                                    Value
--------------------------------------------------------------------------------------------------------
(a) Commercial Paper--continued
                FINANCE-FOOD & BEVERAGE--2.8%
$   25,000,000  Coca Cola Co., 5.67%, 12/8/1995                                           $   24,972,438
                                                                                          --------------
                Total Commercial Paper                                                       174,347,538
                                                                                          --------------
Corporate Bonds--1.7%
                FINANCE-COMMERCIAL--1.1%
    10,000,000  American General Finance Corp., 5.00%, 6/17/1996                               9,946,438
                                                                                          --------------
                FINANCE-FOOD & BEVERAGE--.6%
     5,000,000  Pepsico Inc., 7.875%, 8/15/1996                                                5,062,454
                                                                                          --------------
                Total Corporate Bonds                                                         15,008,892
                                                                                          --------------
(b) Notes--Variable--3.4%
                FINANCE-COMMERCIAL--3.4%
    30,000,000  First Union National Bank, 5.81%, 5/13/1996                                   30,000,000
                                                                                          --------------
(c) Repurchase Agreements--32.2%
   100,000,000  First Boston Corp., 5.85%, dated 11/30/1995, due 12/1/1995                   100,000,000
    68,306,829  Goldman, Sachs & Co., 5.85%, dated 11/30/1995, due 12/1/1995                  68,306,829
   115,000,000  Nomura Securities International, Inc., 5.875%, dated 11/30/1995,
                due 12/1/1995                                                                115,000,000
                                                                                          --------------
                Total Repurchase Agreements                                                  283,306,829
                                                                                          --------------
                Total Investments, at amortized cost and value                            $  887,970,436
                                                                                          --------------


(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

Note: The categories of investments are shown as a percentage of net assets
      ($879,603,395) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE PRIME CASH MANAGEMENT FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Investments in repurchase agreements                                      $  283,306,829
Investments in securities                                                    604,663,607
                                                                          --------------
     Total investments in securities, at amortized cost and value                         $  887,970,436
Income receivable                                                                              6,354,449
Deferred expenses                                                                                146,555
                                                                                          --------------
     Total assets                                                                            894,471,440
Liabilities:
Payable for investments purchased                                             10,000,000
Payable for shares redeemed                                                      156,327
Income distribution payable                                                    4,022,089
Payable to Bank                                                                  622,953
Accrued expenses                                                                  66,676
                                                                          --------------
     Total liabilities                                                                        14,868,045
                                                                                          --------------
Net Assets for 879,603,395 shares outstanding                                             $  879,603,395
                                                                                          --------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$879,603,395 / 879,603,395 shares outstanding                                                      $1.00
                                                                                          --------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE PRIME CASH MANAGEMENT FUND
                            STATEMENT OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Interest                                                                                  $  52,094,916
Expenses:
Investment advisory fee                                                     $  2,614,827
Administrative personnel and services fee                                        782,722
Custodian fees                                                                   124,511
Transfer and dividend disbursing agent fees and expenses                          39,940
Trustees' fees                                                                    31,489
Auditing fees                                                                     14,884
Legal fees                                                                        23,000
Portfolio accounting fees                                                        110,266
Share registration costs                                                         119,673
Printing and postage                                                              19,756
Insurance premiums                                                                19,636
Miscellaneous                                                                     23,297
                                                                            ------------
     Total expenses                                                            3,924,001
Waivers and reimbursements--
     Waiver of investment advisory fee                        $ (2,008,188)
     Waiver of administrative personnel and services fee          (346,917)
                                                              ------------
          Total waivers                                                       (2,355,105)
                                                                            ------------
               Net expenses                                                                   1,568,896
                                                                                          -------------
                    Net investment income                                                 $  50,526,020
                                                                                          -------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE PRIME CASH MANAGEMENT FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                     Year Ended November 30,          1995                  1994*
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                          $       50,526,020     $      25,109,913
                                                              --------------------  ---------------------
Distributions to Shareholders--
Distributions from net investment income                              (50,526,020)          (25,109,913)
                                                              --------------------  ---------------------
Share Transactions--
Proceeds from sale of shares                                        2,119,577,815         1,747,708,257
Cost of shares redeemed                                            (2,055,982,145)         (931,700,532)
                                                              --------------------  ---------------------
     Change in net assets resulting from share
     transactions                                                      63,595,670           816,007,725
                                                              --------------------  ---------------------
          Change in net assets                                         63,595,670           816,007,725
Net Assets:
Beginning of period                                                   816,007,725                     0
                                                              --------------------  ---------------------
End of period                                                  $      879,603,395     $     816,007,725
                                                              --------------------  ---------------------


*For the period from December 2, 1993 (date of initial public investment) to November 30, 1994.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE PRIME CASH MANAGEMENT FUND
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            Year Ended November 30,    1995       1994(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $    1.00   $    1.00
Income from investment operations
  Net investment income                                                                   0.06        0.04
Less distributions
  Distributions from net investment income                                               (0.06)      (0.04)
                                                                                     ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                       $    1.00   $    1.00
                                                                                     ---------  -----------
Total Return (b)                                                                          5.95%       4.02%
Ratios to Average Net Assets
  Expenses                                                                                0.18%       0.18%*
  Net investment income                                                                   5.80%       4.31%*
  Expense waiver/reimbursement (c)                                                        0.27%       0.28%*
Supplemental Data
  Net assets, end of period (000 omitted)                                             $879,603    $816,008


 * Computed on an annualized basis.

(a) Reflects operations for the period from December 2, 1993 (date of initial public investment) to November 30, 1994.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE PRIME CASH MANAGEMENT FUND
                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

(1) ORGANIZATION

The Biltmore Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Biltmore Prime Cash Management Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE PRIME CASH MANAGEMENT FUND

Transactions in shares were as follows:

                                               Year Ended November 30,        1995             1994*
---------------------------------------------------------------------------------------------------------
Shares sold                                                                2,119,577,815    1,747,708,257
Shares redeemed                                                           (2,055,982,145)    (931,700,532)
                                                                        ----------------  ---------------
     Net change resulting from share transactions                             63,595,670      816,007,725
                                                                        ----------------  ---------------


*For the period from December 2, 1993 (date of initial public investment) to November 30, 1994.

At November 30, 1995, capital paid-in aggregated $879,603,395.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Asset Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .30 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and The Biltmore Municipal Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Wachovia Bank of North Carolina, N.A. is the Fund's custodian for which it received a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $35,156 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following the effective date. For the year ended November 30, 1995, the Fund paid $7,031 pursuant to this agreement.

GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Biltmore Prime Cash Management Fund (one of the portfolios comprising The Biltmore Funds) as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with general accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Prime Cash Management Fund of The Biltmore Funds at November 30, 1995, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
January 15, 1996



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                           John W. McGonigle
Samuel E. Hudgins                                         President and Treasurer
J. Berkley Ingram, Jr.                                    Ronald M. Petnuch
D. Dean Kaylor                                            Vice President and Assistant Treasurer
Charles S. Way, Jr.                                       Peter J. Germain
                                                          Secretary
                                                          Gail Cagney
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


Federated Securities Corp.
is the distributor of the Fund.

831-22

Cusip 090297805


Institutional Shares
Annual Report
Dated
November 30, 1995

January 31, 1996

Biltmore Tax-Free
Money Market Fund

[LOGO OF WACHOVIA INVESTMENTS]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Biltmore Tax-Free Money Market Fund, Institutional Shares, for the 12-month period ended November 30, 1995. This report includes a listing of your fund's investments and complete financial information.

During the 12-month period, the fund's portfolio of tax-free money market securities provided shareholders with federally tax-free dividends of $0.04 per share,* while maintaining a stable share value of $1.00.** At the end of the 12-month period, the fund's net assets, which were diversified across municipalities in 28 states, stood at $136 million.

Thank you for participating in the daily earning power of Biltmore Tax-Free Money Market Fund. We'll continue to keep you up to date on your investment, and provide your account with the highest level of service.
Sincerely,

John W. McGonigle
President
January 15, 1996

 * Income may be subject to the federal alternative minimum tax and state and local taxes.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.


                      BILTMORE TAX-FREE MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

 Principal                                                                      Credit
   Amount                                                                      Rating(b)       Value
---------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities--99.4%
              ALABAMA--5.1%
$  2,395,000  Alabama, HFA, Weekly VRDNs Revenue Refunding Bonds (SouthTrust
              Bank of Alabama LOC)                                                   A-1   $    2,395,000
     740,000  Alabama, HFA, Weekly VRDNs Revenue Refunding Bonds (Series
              D)/(SouthTrust Bank of Alabama LOC)                                  VMIG1          740,000
   3,320,000  Birmingham, AL, Weekly VRDNs GO UT Refunding Bonds (Series
              1992-A)/(First Alabama Bank LOC)                                     VMIG1        3,320,000
     435,000  Tuscaloosa County, AL, Port Authority Daily and Weekly VRDNs
              Revenue Refunding Bonds (Capstone Hotel Ltd. Project)/(Series
              A)/(SouthTrust Bank of Alabama LOC)                                    P-1          435,000
                                                                                           --------------
              Total                                                                             6,890,000
                                                                                           --------------
              ARIZONA--3.0%
   2,000,000  Arizona State Transportation Board Highway Revenue Bonds,
              7.90%, 7/1/1996                                                        AAA        2,089,056
   2,000,000  Maricopa County, AZ, School District, 3.75% GO UT Refunding
              Bonds (Series A), 7/1/1996                                              AA        2,000,000
                                                                                           --------------
              Total                                                                             4,089,056
                                                                                           --------------
              ARKANSAS--2.8%
   3,100,000  Arkansas Hospital Equipment Finance Authority, Weekly VRDNs
              Revenue Bonds (Credit Suisse LOC)                                      AA+        3,100,000
     700,000  Fayetteville, AR, Public Facility, Weekly VRDNs Revenue
              Refunding Bonds (Charter Vista Hospital)/(Mitsubishi Bank Ltd.
              LOC)                                                                 VMIG1          700,000
                                                                                           --------------
              Total                                                                             3,800,000
                                                                                           --------------
              CALIFORNIA--3.0%
   4,000,000  Kern County, CA, 4.50% TRANs, GO Unlimited Notes,
              7/2/1996                                                              Sp1+        4,013,465
                                                                                           --------------
              CONNECTICUT--1.0%
   1,300,000  Connecticut State Economic Recovery Notes, Weekly VRDNs GO UT
              Bonds (Series B)/(Industrial Bank of Japan SPA)                      VMIG1        1,300,000
                                                                                           --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND

 Principal                                                                      Credit
   Amount                                                                      Rating(b)       Value
---------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities--continued
              DISTRICT OF COLUMBIA--0.7%
$    900,000  District of Columbia, Weekly VRDNs Revenue Bonds
              (Catholic University)/(Series A)/(Sanwa Bank Ltd. LOC)               VMIG1   $      900,000
                                                                                           --------------
              FLORIDA--14.8%
   5,000,000  Broward County, FL, HFA, Weekly VRDNs Revenue Bonds (Welleby
              Apartments Project)/(Security Pacific National Bank LOC)               Aa3        5,000,000
   5,100,000  Collier County, FL, HFA, Weekly VRDNs Revenue Bonds (River
              Reach Project)/(Morgan Guaranty LOC)                                 VMIG1        5,100,000
   1,800,000  Escambia County, FL, Health Facility Authority, IDR, Monthly
              VRDNs Refunding Bonds (Florida Convalescent Centers
              Project)/(Series A)/(Toronto Dominion Bank LOC)                        P-1        1,800,000
   3,000,000  Orange County, FL, School District, 4.50% TANs,
              10/16/1996                                                            Sp1+        3,017,679
     750,000  Polk County, FL, IDA, Monthly VRDNs Refunding Bonds (Florida
              Convalescent Centers Project)/(Toronto Dominion Bank LOC)              P-1          750,000
   1,000,000  St. Lucie County, FL, 3.85% Revenue Refunding Bonds (Florida
              Power & Light Co.), 12/13/1995                                       VMIG1        1,000,000
   3,500,000  Southeast Volusia, FL, Hospital Revenue, Weekly VRDNs (Bert
              Fish Medical Center Issue)/(SouthTrust Bank of
              Alabama LOC)                                                           A-1        3,500,000
                                                                                           --------------
              Total                                                                            20,167,679
                                                                                           --------------
              GEORGIA--13.3%
   3,000,000  Burke County, GA, Development Pollution Authority, 3.75%-3.80%
              Revenue Refunding Bonds (Olglethorpe Power
              Corp. Project)/(Series A)/(Credit Suisse of NY LOC),
              1/3/1996-1/18/1996                                                     P-1        3,000,000
   5,100,000  De Kalb Private Hospital Authority, GA, Weekly VRDNs RANs
              (Engleston Childrens' Hospital)/(Series B)/(Trust
              Company Bank LOC)                                                    VMIG1        5,100,000
   1,500,000  Georgia State, 6.75% GO UT Bonds (Series E), 12/1/1995                 AAA        1,500,000
   1,300,000  Georgia State, 8.40% GO UT Bonds (Series B), 4/1/1996                  AAA        1,320,481
   3,090,000  Georgia State, 7.25% GO UT Bonds, 9/1/1996                             AAA        3,170,136
     975,000  Macon Bibb County, GA, Urban Development Authority Revenue,
              Weekly VRDNs Refunding Bonds (Hotel Investors Project)/(NBD
              Bank LOC)                                                             A-1+          975,000



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND

 Principal                                                                      Credit
   Amount                                                                      Rating(b)       Value
---------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities--continued
              GEORGIA--CONTINUED
$  1,500,000  Marietta, GA, HFA, 5.25% Revenue Bonds (Falls at Bells
              Ferry)/(Guardian S&L LOC), 1/15/1996                                 VMIG1   $    1,500,000
     500,000  Monroe County, GA, Development Authority Industrial
              Development Revenue, Weekly VRDNs, Refunding Revenue Bonds
              (NBD Bank LOC)                                                         AA-          500,000
   1,000,000  Newton County, GA, IDA, Weekly VRDNs Refunding Bonds (John H.
              Harland Co. Project)/(NationsBank of Georgia LOC)                      A-1        1,000,000
                                                                                           --------------
              Total                                                                            18,065,617
                                                                                           --------------
              ILLINOIS--12.3%
   1,000,000  Chicago, IL, Weekly VRDNs GO Unlimited Notes (Series
              B)/(Morgan Guaranty Trust)                                            Sp1+        1,000,000
     500,000  Illinois Development Finance Authority Revenue, Weekly VRDNs
              (Aurora Center Catholic High School)/(Northern Trust LOC)              AA-          500,000
   1,000,000  Illinois Development Finance Authority Revenue, Weekly VRDNs
              Refunding Bonds (Catholic Charities Housing)/ (Series
              B)/(National Westminster LOC)                                        VMIG1        1,000,000
   1,000,000  Illinois Development Finance Authority Revenue, Weekly VRDNs
              (Lake Forest Academy Project)/(Northern Trust LOC)                    A-1+        1,000,000
   1,475,000  Illinois Development Finance Authority Revenue, Weekly VRDNs
              (Little City Foundation Special Facilities)/(LaSalle National
              Bank LOC)                                                             A-1+        1,475,000
   2,000,000  Illinois Development Finance Authority Revenue, Weekly VRDNs
              (St. Ignatius College Prep.)/(Northern Trust LOC)                     A-1+        2,000,000
   1,625,000  Illinois Development Finance Authority Revenue, Weekly VRDNs
              (St. Paul's House Project)/(LaSalle National Bank LOC)                A-1+        1,625,000
   4,000,000  Illinois State Dedicated Tax Revenue Civic Center Bonds, 9.50%
              (Revenue Bonds), 12/15/1995                                            AAA        4,129,373
   3,000,000  Illinois State Toll Highway Authority, Weekly VRDNs
              Revenue Refunding Bonds (Series B)/(MBIA Insured)/
              (Societe Generale LOC)                                               VMIG1        3,000,000



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND

 Principal                                                                      Credit
   Amount                                                                      Rating(b)       Value
---------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities--continued
              ILLINOIS--CONTINUED
$  1,000,000  Orland Hills, IL, Multi-Family Mortgage, Weekly VRDNs Revenue
              Refunding Bonds (LaSalle National Bank LOC)                            AA-   $    1,000,000
                                                                                           --------------
              Total                                                                            16,729,373
                                                                                           --------------
              INDIANA--0.2%
     300,000  Indianapolis, IN, Weekly VRDNs Revenue Refunding Bonds (Canal
              Square Project)/(Societe Generale LOC)                               VMIG1          300,000
                                                                                           --------------
              IOWA--0.4%
     600,000  Indianola, IA, IDR, Monthly VRDNs (HY-VEE Foods)/ (Rabobank
              Nederland LOC)                                                        A-1+          600,000
                                                                                           --------------
              KANSAS--0.4%
     500,000  Burlington, KS, Pollution Control, 3.60% Revenue Refunding
              Bonds (KC Power & Light Project)/(Series B)/ (Deutsche Bank
              A.G. LOC), 1/11/1996                                                   AAA          500,000
                                                                                           --------------
              KENTUCKY--0.6%
     800,000  Georgetown, KY, Educational Institution, Weekly VRDNs Revenue
              Bonds (Georgetown College Project)/(PNC Bank of Kentucky LOC)        VMIG1          800,000
                                                                                           --------------
              LOUISIANA--4.0%
   1,700,000  Calcasieu Parish, LA, Weekly VRDNs Revenue Bonds (Citgo
              Petroleum Corp.)/(Westdeutsche Landesbank LOC)                         Aa1        1,700,000
   2,800,000  Lake Charles, LA, Harbor & Terminal District, Weekly VRDNs
              Revenue Bonds (Citgo Petroleum Corp.)/
              (Westdeutsche Landesbank LOC)                                          P-1        2,800,000
     900,000  Louisiana State Recovery District Sales Tax Revenue, Daily
              VRDNs (FGIC Insured)/(Swiss Bank SPA)                                VMIG1          900,000
                                                                                           --------------
              Total                                                                             5,400,000
                                                                                           --------------
              MARYLAND--2.1%
   2,800,000  Maryland State Health and Higher Education Facility, Weekly
              VRDNs Revenue Bonds (North Arundel Hospital)/ (Series
              B)/(Mellon Bank LOC)                                                 VMIG1        2,800,000
                                                                                           --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND

 Principal                                                                      Credit
   Amount                                                                      Rating(b)       Value
---------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities--continued
              MASSACHUSETTS--2.2%
$  3,000,000  Massachusetts Municipal Wholesale Electric Co., Weekly VRDNs
              Power Supply System Revenue Refunding Bonds (Series
              C)/(Canadian Imperial Bank LOC)                                       A-1+   $    3,000,000
                                                                                           --------------
              MISSISSIPPI--1.0%
   1,300,000  Jackson County, Mississippi PCR, Daily VRDNs Refunding Bond
              (Chevron U.S.A. Income Project)                                      VMIG1        1,300,000
                                                                                           --------------
              MISSOURI--1.2%
   1,700,000  Kansas City, MO, IDA, Weekly VRDNs (Mid America Health
              Services)/(Mellon Bank LOC)                                            A-1        1,700,000
                                                                                           --------------
              NEW YORK--2.4%
   1,000,000  New York, NY, Daily VRDNs, GO UT (Series E3)/(Morgan Guaranty
              LOC)                                                                 VMIG1        1,000,000
   2,300,000  New York State Local Government Assistance Corporation, Weekly
              VRDNs Revenue Refunding Bonds (Series F)/ (Toronto Dominion
              Bank LOC)                                                            VMIG1        2,300,000
                                                                                           --------------
              Total                                                                             3,300,000
                                                                                           --------------
              NORTH CAROLINA--3.2%
   2,500,000  North Carolina Eastern Municipal Power, 3.65% Revenue Bonds
              (Series B)/(UBS & Morgan Guaranty LOC), 2/8/1996                      A-1+        2,500,000
   1,795,000  Wake County, NC, 4.20% GO UT Refunding Bonds,
              4/1/1996                                                               AAA        1,795,277
                                                                                           --------------
              Total                                                                             4,295,277
                                                                                           --------------
              OHIO--0.7%
   1,000,000  Centerville, OH, Healthcare Revenue, Weekly VRDNs (Bethany
              Lutheran Village Project)/(PNC Bank of Ohio LOC)                     VMIG1        1,000,000
                                                                                           --------------
              PENNSYLVANIA--2.2%
   1,000,000  Pennsylvania State University, 5.50% GO Bonds (University
              Project Notes)/(Series A), 12/21/1995                                 MIG1        1,000,208
   2,000,000  Sewickley Valley Hospital Authority, PA, 5.00% Revenue
              Refunding Bonds (Series B)/(PNC Bank LOC), 12/15/1995                VMIG1        2,000,223
                                                                                           --------------
              Total                                                                             3,000,431
                                                                                           --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND

 Principal                                                                      Credit
   Amount                                                                      Rating(b)       Value
---------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities--continued
              RHODE ISLAND--1.5%
$  2,000,000  Rhode Island State, 4.50% TANs (Union Bank of
              Switzerland LOC), 6/28/1996                                           MIG1   $    2,009,412
                                                                                           --------------
              TENNESSEE--8.1%
   3,000,000  Metro Government Nashville & Davidson County, TN, IDB, Weekly
              VRDNs Revenue Bonds (Arbor Crest)/(Series B)/ (NationsBank of
              Georgia LOC)                                                         VMIG1        3,000,000
   1,900,000  Metro Government Nashville & Davidson County, TN, Health and
              Education Facilities Board, Weekly VRDNs Revenue Refunding
              Bonds (West Meade Place Project)/ (NationsBank of Georgia LOC)         A-1        1,900,000
   2,150,000  Metropolitan Nashville Airport, Weekly VRDNs Revenue Refunding
              Bonds (FGIC Insured)/(Societe Generale LOC)                          VMIG1        2,150,000
   4,000,000  Tennessee State, Weekly VRDNs GO UT (Series B)                        MIG1        4,000,000
                                                                                           --------------
              Total                                                                            11,050,000
                                                                                           --------------
              TEXAS--7.3%
   3,800,000  Lower Neches Valley Authority, TX, 3.75% Revenue Refunding
              Bonds (Chevron USA, Inc. Project), 2/15/1996                          A-1+        3,800,000
   2,950,000  San Antonio Texas Sewage, 7.25% (Revenue Bonds)
              5/1/1996                                                               AAA        3,051,548
   3,000,000  Texas State, 4.75% TRANs (Series A) 8/30/1996                         MIG1        3,014,648
                                                                                           --------------
              Total                                                                             9,866,196
                                                                                           --------------
              UTAH--0.8%
   1,080,000  Salt Lake City, UT, 5.00% GO UT Bonds, 12/15/1996                      AAA        1,094,256
                                                                                           --------------
              VIRGINIA--1.6%
   2,000,000  Harrisonburg, VA, HFA, 5.10% Revenue Bonds (Rolling Brook
              Village Apartments)/(Guardian S&L LOC), 2/1/1996                     VMIG1        2,000,000
     200,000  Peninsula Ports Authority, VA, Daily VRDNs Revenue Refunding
              Bonds (Port Facility-Shell Oil Co.)                                    AAA          200,000
                                                                                           --------------
              Total                                                                             2,200,000
                                                                                           --------------
              WASHINGTON--2.9%
   4,000,000  Port Anacortes, WA, IDA, 3.80% Revenue Refunding Bonds (Texaco
              Project), 12/6/1995                                                    P-1        4,000,000
                                                                                           --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND

 Principal
   Amount                                                                       Credit
 or Shares                                                                     Rating(b)       Value
---------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities--continued
              WYOMING--0.7%
$  1,000,000  **Uinta County, WY, PCR, 3.75% (Chevron USA, Inc.
              Project), 6/15/1996                                                     AA   $    1,000,000
                                                                                           --------------
              Total Short-Term Municipal Securities                                           135,170,762
                                                                                           --------------
Open-end Investment Companies--0.9%
   1,223,170  Fidelity Tax-Exempt Money Market Fund Instruments Portfolio
              (at net asset value)                                                              1,223,170
                                                                                           --------------
              Total Investments, at amortized cost and value (a)                           $  136,393,932
                                                                                           --------------


(a) Also represents cost for federal tax purposes.

(b) Current credit ratings are unaudited.

 ** Denotes variable rate security which shows current rate and next demand date.

Note: The categories of investments are shown as a percentage of net assets
      ($136,007,129) at November 30, 1995.

The following acronyms are used throughout this portfolio:

FGIC--Financial Guaranty Insurance Co.
GO--General Obligation
HFA--Housing Finance Authority
IDA--Industrial Development Authority
IDB--Industrial Development Board
IDR--Industrial Development Revenue
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
PCR--Pollution Control Revenue
RANs--Revenue Anticipation Notes
SPA--Standby Purchase Agreement
TANs--Tax Anticipation Notes
TRANs--Tax Revenue Anticipation Notes
UT--Unlimited Tax
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Total investments in securities, at amortized cost and value                              $  136,393,932
Income receivable                                                                              1,148,791
Deferred expenses                                                                                  6,258
                                                                                          --------------
     Total assets                                                                            137,548,981
Liabilities:
Payable for investments purchased                                           $  1,100,556
Income distribution payable                                                      375,237
Accrued expenses                                                                  66,059
                                                                            ------------
     Total liabilities                                                                         1,541,852
                                                                                          --------------
Net Assets for 136,007,129 shares outstanding                                             $  136,007,129
                                                                                          --------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares: ($80,273,956 / 80,273,956 shares outstanding)                                $1.00
                                                                                          --------------
Investment Shares: ($55,733,173 / 55,733,173 shares outstanding)                                   $1.00
                                                                                          --------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND
                            STATEMENT OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Interest                                                                                     $  5,506,243
Expenses:
Investment advisory fee                                                        $    713,058
Administrative personnel and services fee                                           128,145
Custodian fees                                                                       28,523
Transfer and dividend disbursing agent fees and expenses                             50,050
Trustees' fees                                                                       11,026
Auditing fees                                                                        16,360
Legal fees                                                                           17,109
Portfolio accounting fees                                                            51,609
Distribution services fee--Investment Shares                                        217,651
Share registration costs                                                             43,912
Printing and postage                                                                 24,349
Insurance premiums                                                                    6,739
Miscellaneous                                                                        23,959
                                                                               ------------
       Total expenses                                                             1,332,490
                                                                               ------------
Waivers--
     Waiver of investment advisory fee                            $  (658,480)
     Waiver of distribution services fee--Investment Shares           (35,392)
                                                                  -----------
       Total waivers                                                               (693,872)
                                                                               ------------
          Net expenses                                                                            638,618
                                                                                             ------------
            Net investment income                                                               4,867,625
                                                                                             ------------
Net realized loss on investments                                                                 (150,000)
                                                                                             ------------
          Change in net assets resulting from operations                                     $  4,717,625
                                                                                             ------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                Year Ended November 30,       1995             1994
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                    $     4,867,625  $     2,894,643
Net realized loss on investments ($150,000 net loss and $0 respec-
tively, as computed for federal income tax purposes)                            (150,000)              --
                                                                         ---------------  ---------------
     Change in net assets resulting from operations                            4,717,625        2,894,643
                                                                         ---------------  ---------------
Distributions to Shareholders--
Distributions from net investment income
  Institutional Shares                                                        (3,129,608)      (2,150,380)
  Investment Shares                                                           (1,738,017)        (744,263)
                                                                         ---------------  ---------------
     Change in net assets resulting from distributions to shareholders        (4,867,625)      (2,894,643)
                                                                         ---------------  ---------------
Share Transactions--
Proceeds from sale of shares                                                 326,381,422      263,497,759
Cost of shares redeemed                                                     (327,061,311)    (210,055,320)
                                                                         ---------------  ---------------
     Change in net assets resulting from share transactions                     (679,889)      53,442,439
                                                                         ---------------  ---------------
Capital Contributions                                                            150,000               --
                                                                         ---------------  ---------------
     Change in net assets                                                       (679,889)      53,442,439
Net Assets:
Beginning of period                                                          136,687,018       83,244,579
                                                                         ---------------  ---------------
End of period                                                            $   136,007,129  $   136,687,018
                                                                         ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND
                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      Year Ended November 30,    1995       1994       1993       1992(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                             0.04       0.02       0.02        0.01
Less distributions
  Distributions from net investment income                         (0.04)     (0.02)     (0.02)      (0.01)
                                                               ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                 $    1.00  $    1.00  $    1.00   $    1.00
                                                               ---------  ---------  ---------  -----------
Total Return(b)                                                    3.59%      2.42%      2.30%        1.49%
Ratios to Average Net Assets
  Expenses                                                         0.32%      0.38%      0.29%       0.16%*
  Net investment income                                            3.55%      2.41%      2.28%       2.71%*
  Expense waiver/reimbursement(c)                                  0.46%      0.45%      0.60%       0.78%*
Supplemental Data
  Net assets, end of period (000 omitted)                       $80,274    $93,867     $59,269     $61,632


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 20, 1992 (date of initial public investment) to November 30, 1992.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND
                    FINANCIAL HIGHLIGHTS--INVESTMENT SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      Year Ended November 30,    1995       1994       1993       1992(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                             0.03       0.02       0.02        0.01
Less distributions
  Distributions from net investment income                         (0.03)     (0.02)     (0.02)      (0.01)
                                                               ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                 $    1.00  $    1.00  $    1.00   $    1.00
                                                               ---------  ---------  ---------  -----------
Total Return(b)                                                     3.25%      2.11%      1.99%       1.29%
Ratios to Average Net Assets
  Expenses                                                          0.66%      0.68%      0.59%       0.50%*
  Net investment income                                             3.19%      2.11%      1.98%       2.37%*
  Expense waiver/reimbursement(c)                                   0.52%      0.55%      0.70%       0.88%*
Supplemental Data
  Net assets, end of period (000 omitted)                        $55,733    $42,820    $23,976      $5,338


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 20, 1992 (date of initial public investment) to November 30, 1992.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

(1) ORGANIZATION

The Biltmore Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Biltmore Tax-Free Money Market Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Investment Shares. Investment Shares are identical in all respects to Institutional Shares, except that Investment Shares are sold pursuant to a Distribution Plan (the "Plan") adopted in accordance with Rule 12b-1.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The Fund has a permanent difference due to the differing treatment of the capital contribution from Wachovia Corporation related to the sale of the Orange County, CA bond security. Amounts as of November 30, 1995, have been reclassified to reflect a decrease in paid in capital of $150,000. Net investment income, net realized gains, and net assets were not affected by this change.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND

Transactions in shares were as follows:

                                      Year Ended November 30,          1995                  1994
---------------------------------------------------------------------------------------------------------
Institutional Shares
Shares sold                                                          178,161,731           175,432,174
Shares redeemed                                                     (191,754,772)         (140,833,740)
                                                               --------------------  --------------------
Net change resulting from Institutional Share transactions           (13,593,041)           34,598,434
                                                               --------------------  --------------------


                                      Year Ended November 30,          1995                  1994
---------------------------------------------------------------------------------------------------------
Investment Shares
Shares sold                                                          148,219,691            88,065,585
Shares redeemed                                                     (135,306,539)          (69,221,580)
                                                               --------------------  --------------------
Net change resulting from Investment Share transactions               12,913,152            18,844,005
                                                               --------------------  --------------------
     Net change resulting from share transactions                       (679,889)           53,442,439
                                                               --------------------  --------------------


At November 30, 1995, capital paid-in aggregated $136,007,129.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Asset Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

CAPITAL CONTRIBUTION--On December 7, 1994, the Fund sold at amortized cost an Orange County bond, with a $1,000,000 par value, to Wachovia Corporation. In connection with this purchase, Wachovia Corporation is considered to have made a capital contribution in the amount of $150,000 to the Fund, which represents the difference between the market value and amortized cost of the security at the date of sale.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and The Biltmore Municipal Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the Fund may incur distribution expenses up to .40 of 1% of the average daily net assets of the Investment Shares, annually, to compensate FSC.
The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund, for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Wachovia Bank of North Carolina, N.A. is the Fund's custodian, for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND

ORGANIZATIONAL EXPENSES--Organizational expenses of $59,661 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following the Fund's effective date. For the year ended November 30, 1995, the Fund paid $16,746 pursuant to this agreement.

GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Biltmore Tax-Free Money Market Fund (one of the portfolios comprising The Biltmore Funds) as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Tax-Free Money Market Fund of The Biltmore Funds at November 30, 1995, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
January 15, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                           John W. McGonigle
Samuel E. Hudgins                                         President and Treasurer
J. Berkley Ingram, Jr.                                    Ronald M. Petnuch
D. Dean Kaylor                                            Vice President and Assistant Treasurer
Charles S. Way, Jr.                                       Peter J. Germain
                                                          Secretary
                                                          Gail Cagney
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


Federated Securities Corp.
is the distributor of the Fund.

831-18

Cusip 090297300

CO1512-06(1/96)


Institutional Shares
Annual Report
Dated
November 30, 1995

January 31, 1996

Biltmore U.S. Treasury
Money Market Fund

[LOGO OF WACHOVIA INVESTMENTS]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Biltmore U.S. Treasury Money Market Fund, Institutional Shares, for the 12-month period ended November 30, 1995. This report includes a listing of your fund's investments and complete financial information.

During the 12-month period, the fund's portfolio of U.S. Treasury money market securities--some of the most secure investments available*--provided shareholders with dividends of $0.06 per share. Of course, the fund also maintained a stable share value of $1.00.** Reflecting increased investor participation, fund net assets more than doubled to reach $296 million.

Thank you for participating in the daily earning power of Biltmore U.S. Treasury Money Market Fund. We'll continue to keep you up to date on your investment, and provide your account with the highest level of service.

Sincerely,

John W. McGonigle
President
January 15, 1996

 * While the payment of principal and interest on these securities is guaranteed by the U.S. government, fund shares are not insured or guaranteed by any government agency.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    BILTMORE U.S. TREASURY MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

  Principal
    Amount                                                                                    Value
--------------------------------------------------------------------------------------------------------
U.S. Government Obligations--45.6%
                U.S. TREASURY BILLS
$  137,500,000  12/28/95-7/25/96                                                          $  135,058,361
                                                                                          --------------
(a)Repurchase Agreements--56.5%
    14,000,000  CS First Boston Corp., 5.85%, dated 11/30/95, due 12/1/95                     14,000,000
    68,000,000  Daiwa Securities America, Inc., 5.90%, dated 11/30/95, due 12/1/95            68,000,000
    71,186,609  Goldman Sachs & Co., 5.85%, dated 11/30/95, due 12/1/95                       71,186,609
    14,000,000  Nomura Securities International, Inc., 5.875%, dated 11/30/95,
                due 12/1/95                                                                   14,000,000
                                                                                          --------------
                Total Repurchase Agreements                                                  167,186,609
                                                                                          --------------
                Total Investments, at amortized cost and value (b)                        $  302,244,970
                                                                                          --------------


(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($296,095,311) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    BILTMORE U.S. TREASURY MONEY MARKET FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Investments in repurchase agreements                                      $  167,186,609
Investments in securities                                                    135,058,361
                                                                          --------------
Total investments, at amortized cost and value                                            $  302,244,970
Income receivable                                                                                 27,272
Deferred expenses                                                                                  5,049
                                                                                          --------------
     Total assets                                                                            302,277,291
Liabilities:
Payable for investments purchased                                              4,894,251
Income distribution payable                                                    1,223,795
Accrued expenses                                                                  63,934
                                                                          --------------
     Total liabilities                                                                         6,181,980
                                                                                          --------------
Net Assets for 296,095,311 shares outstanding                                             $  296,095,311
                                                                                          --------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares ($214,356,136 / 214,356,136 shares outstanding)                               $1.00
                                                                                          --------------
Investment Shares ($81,739,175 / 81,739,175 shares outstanding)                                    $1.00
                                                                                          --------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    BILTMORE U.S. TREASURY MONEY MARKET FUND
                            STATEMENT OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Interest                                                                                    $  12,432,665
Expenses:
Investment advisory fee                                                       $  1,060,343
Administrative personnel and services fee                                          190,189
Custodian fees                                                                      42,247
Transfer and dividend disbursing agent fees and expenses                            51,264
Trustees' fees                                                                       9,585
Auditing fees                                                                       16,324
Legal fees                                                                          15,999
Portfolio accounting fees                                                           51,936
Distribution services fee--Investment Shares                                       295,596
Share registration costs                                                            42,554
Printing and postage                                                                21,115
Insurance premiums                                                                   5,781
Miscellaneous                                                                       16,466
                                                                              ------------
     Total expenses                                                              1,819,399
Waivers and reimbursements--
     Waiver of investment advisory fee                           $  (845,641)
     Waiver of distribution services fee--Investment Shares          (45,636)
                                                                 -----------
          Total waivers                                                           (891,277)
                                                                              ------------
               Net expenses                                                                       928,122
                                                                                            -------------
                    Net investment income                                                   $  11,504,543
                                                                                            -------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    BILTMORE U.S. TREASURY MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                              Year Ended November 30,         1995             1994
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                    $    11,504,543  $     3,653,910
                                                                         ---------------  ---------------
Distributions to Shareholders--
Distributions from net investment income
  Institutional Shares                                                        (7,652,881)      (2,707,306)
  Investment Shares                                                           (3,851,662)        (946,604)
                                                                         ---------------  ---------------
     Change in net assets resulting from distributions to shareholders       (11,504,543)      (3,653,910)
                                                                         ---------------  ---------------
Share Transactions--
Proceeds from sale of shares                                                 753,406,955      448,524,970
Cost of shares redeemed                                                     (591,239,232)    (396,891,742)
                                                                         ---------------  ---------------
     Change in net assets resulting from share transactions                  162,167,723       51,633,228
                                                                         ---------------  ---------------
          Change in net assets                                               162,167,723       51,633,228
Net Assets:
Beginning of period                                                          133,927,588       82,294,360
                                                                         ---------------  ---------------
End of period                                                            $   296,095,311  $   133,927,588
                                                                         ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    BILTMORE U.S. TREASURY MONEY MARKET FUND
                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      Year Ended November 30,    1995       1994       1993       1992(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                             0.06       0.04       0.03        0.02
Less distributions
  Distributions from net investment income                         (0.06)     (0.04)     (0.03)      (0.02)
                                                               ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                 $    1.00  $    1.00  $    1.00   $    1.00
                                                               ---------  ---------  ---------  -----------
Total Return (b)                                                   5.66%      3.70%      2.91%        1.90%
Ratios to Average Net Assets
  Expenses                                                         0.32%      0.36%      0.28%       0.17%*
  Net investment income                                            5.54%      3.72%      2.87%       3.24%*
  Expense waiver/reimbursement (c)                                 0.40%      0.51%      0.63%       0.71%*
Supplemental Data
  Net assets, end of period
  (000 omitted)                                                 $214,356    $87,531    $65,353      $55,408


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 7, 1992 (date of initial public investment) to November 30, 1992.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    BILTMORE U.S. TREASURY MONEY MARKET FUND
                    FINANCIAL HIGHLIGHTS--INVESTMENT SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 Year Ended November 30,    1995       1994       1993(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                                        0.05       0.03        0.01
Less distributions
  Distributions from net investment income                                    (0.05)     (0.03)      (0.01)
                                                                          ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                            $    1.00  $    1.00   $    1.00
                                                                          ---------  ---------  -----------
Total Return (b)                                                              5.30%      3.39%       1.42%
Ratios to Average Net Assets
  Expenses                                                                    0.66%      0.66%      0.65%*
  Net investment income                                                       5.21%      3.42%      2.50%*
  Expense waiver/reimbursement (c)                                            0.46%      0.61%      0.73%*
Supplemental Data
  Net assets, end of period
  (000 omitted)                                                             $81,739    $46,396     $16,941


 * Computed on an annualized basis.

 (a) Reflects operations for the period from May 12, 1993 (date of initial public investment) to November 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    BILTMORE U.S. TREASURY MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

1. ORGANIZATION

The Biltmore Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Biltmore U.S. Treasury Money Market Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Investment Shares. Investment Shares are identical in all respects to Institutional Shares, except that Investment Shares are sold pursuant to a Distribution Plan (the "Plan") adopted in accordance with the Act's Rule 12b-1.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    BILTMORE U.S. TREASURY MONEY MARKET FUND

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                Year Ended November 30,         1995            1994
---------------------------------------------------------------------------------------------------------
Institutional Shares
Shares sold                                                                   564,789,151     337,402,499
Shares redeemed                                                              (437,964,449)   (315,224,009)
                                                                           --------------  --------------
     Net change resulting from Institutional Share
     transactions                                                             126,824,702      22,178,490
                                                                           --------------  --------------


                                                Year Ended November 30,         1995            1994
---------------------------------------------------------------------------------------------------------
Investment Shares
Shares sold                                                                   188,617,803     111,122,471
Shares redeemed                                                              (153,274,782)    (81,667,733)
                                                                           --------------  --------------
     Net change resulting from Investment Share
     transactions                                                              35,343,021      29,454,738
                                                                           --------------  --------------
          Net change resulting from share transactions                        162,167,723      51,633,228
                                                                           --------------  --------------


At November 30, 1995, capital paid-in aggregated $296,095,311.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Asset Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and The Biltmore Municipal Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the Fund may incur distribution expenses up to .40 of 1% of the average daily net assets of the Investment Shares, annually, to compensate FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Wachovia Bank of North Carolina, N.A. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    BILTMORE U.S. TREASURY MONEY MARKET FUND

ORGANIZATIONAL EXPENSES--Organizational expenses of $33,032 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following the effective date. For the year ended November 30, 1995, the Fund paid $13,665 pursuant to this agreement.

GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Biltmore U.S. Treasury Money Market Fund (one of the portfolios comprising The Biltmore Funds) as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore U.S. Treasury Money Market Fund of The Biltmore Funds at November 30, 1995, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
January 15, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                           John W. McGonigle
Samuel E. Hudgins                                         President and Treasurer
J. Berkley Ingram, Jr.                                    Ronald M. Petnuch
D. Dean Kaylor                                            Vice President and Assistant Treasurer
Charles S. Way, Jr.                                       Peter J. Germain
                                                          Secretary
                                                          Gail Cagney
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



Federated Securities Corp.
is the distributor of the Fund.

831-17

Cusip 090297706

CO1512-07(1/96)


                                ANNUAL REPORT
                                    DATED
                              November 30, 1995


                               JANUARY 31, 1996

                                   BILTMORE
                                 BALANCED FUND







                             WACHOVIA INVESTMENTS
                           MAKE YOURSELF COMFORTABLE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Biltmore Balanced Fund for the twelve-month period ended November 30, 1995. This report begins with a brief commentary on the stock and bond markets from your fund's portfolio manager. Following the commentary is a complete listing of the fund's investments and its financial statements.

On your behalf, Biltmore Balanced Fund pursues a popular investment objective--long-term growth and current income--by investing in a quality combination of stocks and bonds. At the end of the period, 57% of the fund's assets were invested in blue-chip stocks issued by some of America's largest, best-known companies. The bond portion of the portfolio was diversified among U.S. Treasury obligations (21.2%), corporate bonds (10.7%), government agency bonds (9.2%), and a repurchase agreement (1.4%).
Consistent with a very favorable economic environment, stocks and bonds performed extremely well during the reporting period. As a result, Biltmore Balanced Fund delivered strong performance. The fund achieved total return figures based on net asset value and maximum offering price of 26.32% and 20.61%, respectively,* and paid $0.38 in dividends per share and $0.16 in capital gains per share, while its share price increased by $1.99. Fund net assets grew by $13 million to end the period at $207 million.

Thank you for selecting Biltmore Balanced Fund to pursue your financial goals through a diversified portfolio of stocks and bonds. We look forward to keeping you informed about your investment and we welcome your comments and suggestions.

Sincerely,

John W. McGonigle
President
January 15, 1996

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND

The economy completed its long awaited "soft landing" during the fiscal year. Despite several interest rate increases in 1994 and early 1995, the economy demonstrated surprising strength at the outset of the fiscal year. By the second quarter of 1995, however, economic growth became increasingly sluggish. The slow growth continued until mid-summer, when the economy rebounded, aided by a slight interest rate reduction in July. Despite the resurgence, inflation remained in check, with producer and consumer price increases below 3% annual rates.

On November 30, 1995, the Fund's portfolio was 57% in equities, 41% in bonds and 2% in cash. Among equity holdings, the Fund continued to concentrate on those sectors benefiting from the dramatic expansion of emerging markets and new economies around the world. In anticipation of lower interest rates, the Fund maintained a maturity distribution for the bond component of the portfolio that was slightly longer than the market. The Fund's portfolio manager also adjusted sector weights as spreads changed between corporate and Treasury bonds.

During the twelve-month period ended November 30, 1995, the Fund had a total return of 26.32% based on net asset value and 20.61% based on the maximum offering price.* On November 30, 1995, the Fund had net assets of $207.4 million, and a net asset value of $11.92 per share. As of November 30, 1995, the Fund's 30-day SEC yield was 2.98% based on net asset value and 2.84% based on the maximum offering price.* The average duration for the fixed income portion of the Fund was 4.70 years.

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND

              GROWTH OF $10,000 INVESTED IN BILTMORE BALANCED FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Biltmore Balanced Fund (the "Fund") from May 7, 1993 (start of performance) to November 30, 1995 compared to the S&P 500 Index+ and the Lehman Brothers Aggregate Bond Index+.
"Graphic representation "F" omitted.  See Appendix."

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 Index and the Lehman Brothers Aggregate Bond Index have been adjusted to reflect reinvestment of dividends on securities in the indices.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

  Total return for shareholders purchasing shares of the Fund at net asset value without a sales charge, including accounts purchasing shares through the Trust Divisions of the Wachovia Banks, is 26.32% for the year ended November 30, 1995, as reflected in the "Financial Highlights" section of the Fund's prospectus, and 11.43% for the period from May 7, 1993 (start of performance) through November 30, 1995.

 +The S&P 500 Index and the Lehman Brothers Aggregate Bond Index are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. These indices are unmanaged.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--57.4%
               CAPITAL GOODS--4.5%
        6,395  Browning-Ferris Industries, Inc.                                           $      192,649
       48,171  General Electric Co.                                                            3,239,500
       30,306  Giddings & Lewis, Inc.                                                            477,319
       41,174  Harsco Corp.                                                                    2,429,266
       30,626  Honeywell, Inc.                                                                 1,458,563
       32,551  York International Corp.                                                        1,456,657
                                                                                          --------------
               Total                                                                           9,253,954
                                                                                          --------------
               CONSUMER DURABLES--2.7%
       14,817  Bandag, Inc.                                                                      729,737
       96,847  *Ford Motor Co.                                                                 2,735,928
       27,204  Goodyear Tire and Rubber                                                        1,152,769
       32,941  Hasbro, Inc.                                                                    1,004,700
                                                                                          --------------
               Total                                                                           5,623,134
                                                                                          --------------
               CONSUMER NON-DURABLES--12.8%
       36,585  Abbott Laboratories                                                             1,486,266
       20,020  American Greetings Corp.                                                          545,545
       16,660  American Home Products Co.                                                      1,520,225
       12,582  American Stores Co.                                                               330,277
        9,355  Becton, Dickinson & Co.                                                           652,511
       35,321  Bristol-Myers Squibb Co.                                                        2,834,510
       17,104  CPC International, Inc.                                                         1,175,900
       39,546  Fingerhut Companies, Inc.                                                         499,268
       33,726  *Fruit Of The Loom, Inc., Class A                                                 653,441
       16,230  IBP Inc.                                                                        1,014,375
        8,558  Loews Corp.                                                                     1,313,653
        6,536  Melville Corp.                                                                    203,433
       42,806  Merck & Co., Inc.                                                               2,648,621
       55,245  PepsiCo., Inc.                                                                  3,052,286
       48,410  Philip Morris Cos., Inc.                                                        4,247,978
        9,385  Russell Corp.                                                                     249,876
       39,467  Sara Lee Corp.                                                                  1,272,811
       45,550  Sbarro, Inc.                                                                    1,019,181
       39,328  Service Corp., International                                                    1,597,700



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
               CONSUMER NON-DURABLES--CONTINUED
       10,119  Toys R Us, Inc.                                                            $      235,267
                                                                                          --------------
               Total                                                                          26,553,124
                                                                                          --------------
               ENERGY--5.8%
       14,244  Amoco Corp.                                                                       965,031
        7,415  Chevron Corp.                                                                     366,116
       41,086  Coastal Corp.                                                                   1,366,109
       15,662  Exxon Corp.                                                                     1,211,847
       44,978  Mapco. Inc.                                                                     2,417,568
        5,397  Mobil Corp.                                                                       563,312
       45,726  Phillips Petroleum Co.                                                          1,520,390
       14,987  Royal Dutch Petroleum Co.                                                       1,923,956
       26,148  Schlumberger, Ltd.                                                              1,660,398
                                                                                          --------------
               Total                                                                          11,994,727
                                                                                          --------------
               FINANCE--7.5%
       19,140  AMBAC, Inc.                                                                       844,552
       27,478  American International Group, Inc.                                              2,466,150
        9,603  Chubb Corp.                                                                       933,892
       10,119  Citicorp                                                                          715,919
       11,090  Dow Jones & Co., Inc.                                                             425,579
       20,904  Federal Home Loan Mortgage Corp.                                                1,609,608
       26,186  Federal National Mortgage Association                                           2,867,367
        4,120  First Tennessee National Corp.                                                    249,260
       30,311  KeyCorp                                                                         1,117,718
        2,699  Legg Mason, Inc.                                                                   80,295
       21,320  MBIA, Inc.                                                                      1,641,640
        3,626  Morgan Stanley Group, Inc.                                                        312,743
       42,473  Providian Corp.                                                                 1,704,229
        4,988  Raymond James Financial                                                           112,854
       11,165  Salomon, Inc.                                                                     406,127
        3,069  United Asset Management Corp.                                                     115,471
                                                                                          --------------
               Total                                                                          15,603,404
                                                                                          --------------
               MATERIALS & SERVICES--8.4%
       34,282  Columbia / HCA Healthcare Corp.                                                 1,769,808
       11,670  Crane Co.                                                                         398,239
       19,757  Donnelley (R.R.) & Sons Co.                                                       758,175
       35,659  Ecolab, Inc.                                                                    1,025,196



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
               MATERIALS & SERVICES--CONTINUED
       29,608  FMC Corp.                                                                  $    2,187,291
       18,290  International Paper Co.                                                           697,306
       12,667  Knight Ridder, Inc.                                                               817,021
        8,010  Lee Enterprises, Inc.                                                             333,416
       32,149  Potash Corp. Saskatchewan, Inc.                                                 2,222,300
       92,186  Praxair, Inc.                                                                   2,684,917
       12,009  R.P. Scherer Corp.                                                                532,899
       65,853  Sonoco Products Co.                                                             1,646,325
       14,185  Times Mirror Co.                                                                  461,013
       52,198  Tyco International, Ltd.                                                        1,637,712
                                                                                          --------------
               Total                                                                          17,171,618
                                                                                          --------------
               NON-ENERGY MINERALS--0.5%
        6,189  Georgia-Pacific Corp.                                                             481,195
        6,775  Inland Steel Industries, Inc.                                                     176,997
       24,801  LTV Corp.                                                                         359,615
                                                                                          --------------
               Total                                                                           1,017,807
                                                                                          --------------
               PROCESS INDUSTRIES--0.8%
       11,403  Kimberly Clark Corp.                                                              876,606
       15,040  Sigma-Aldrich                                                                     740,720
                                                                                          --------------
               Total                                                                           1,617,326
                                                                                          --------------
               PRODUCER MANUFACTURING--0.7%
       23,575  Tecumseh Products Co.                                                           1,249,475
        5,890  Thermo Electron Corp.                                                             291,555
                                                                                          --------------
               Total                                                                           1,541,030
                                                                                          --------------
               TECHNOLOGY--9.3%
       10,530  American Telephone & Telegraph, Inc.                                              694,980
       27,532  Avnet, Inc.                                                                     1,294,004
       11,865  *Bay Networks, Inc.                                                               533,925
       18,989  *Cabletron Systems, Inc.                                                        1,576,087
       16,709  Cisco Systems, Inc.                                                             1,405,645
       31,840  Computer Associate International, Inc.                                          2,085,520
       27,461  *Computer Sciences Corp.                                                        1,997,788
       11,575  General Motors Corp., Class E                                                     584,537
       26,010  Hewlett-Packard Co.                                                             2,155,579
       20,835  Intel Corp.                                                                     1,268,331



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND

  Principal
   Amount
  or Shares                                                                                   Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
               TECHNOLOGY--CONTINUED
       20,276  Linear Technology Corp                                                     $      917,489
       65,471  MCI Communications Corp.                                                        1,751,349
        2,425  Microsoft Corp.                                                                   211,278
        8,360  Molex, Inc., Class A                                                              261,250
       11,653  Motorola, Inc.                                                                    713,746
       14,007  Xerox Corp.                                                                     1,920,710
                                                                                          --------------
               Total                                                                          19,372,218
                                                                                          --------------
               TRANSPORTATION--1.9%
       24,925  CSX Corp.                                                                       2,184,053
       25,060  *Canadian National Railway Co.                                                    375,900
       20,375  Conrail, Inc.                                                                   1,423,703
                                                                                          --------------
               Total                                                                           3,983,656
                                                                                          --------------
               UTILITIES--2.5%
       11,044  ALLTEL Corp.                                                                      325,798
       10,230  Bellsouth Corp.                                                                   397,691
       37,755  GTE Corp.                                                                       1,609,307
        3,462  NICOR, Inc.                                                                        87,848
       12,195  NYNEX Corp.                                                                       605,177
       14,675  Pennsylvania Power & Light Co.                                                    365,041
       46,828  Scana Corp.                                                                     1,264,356
       17,289  Telefonos De Mexico S.A., ADR                                                     570,537
                                                                                          --------------
               Total                                                                           5,225,755
                                                                                          --------------
               Total Common Stocks (identifed cost, $92,655,926)                             118,957,753
                                                                                          --------------
Corporate Bonds--10.7%
               ASSET BACKED SECURITIES--2.3%
$     965,000  Banc One Credit Card Master Trust, 6.30%, (Series 1995-B)/(Class A),
               10/15/2002                                                                        984,772
      965,000  Dayton Hudson Credit Card Co., 6.10%, (Series 1995-1, Class A),
               2/25/2002                                                                         976,676
      425,000  First Deposit Master Trust, 6.05%, (Series 1995-2), 8/15/2002                     429,513
      535,000  Ford Credit Auto Lease Trust, 6.35%, (Series 1995-1, Class A-2),
               10/15/1998                                                                        537,841
      575,000  Ford Credit Auto Loan Master Trust, 6.50%, (Series 1995-1),
               8/15/2002                                                                         589,656



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
Corporate Bonds--continued
               ASSET BACKED SECURITIES--CONTINUED
$   1,220,961  Prudential Home Mortgage Securities, 6.75%, 12/25/2023                     $    1,227,066
                                                                                          --------------
               Total                                                                           4,745,524
                                                                                          --------------
               FINANCE--3.9%
      725,000  Commercial Credit Group, Inc., 6.375%, 9/15/2002                                  731,822
      790,000  CNA Financial Corp., 7.25%, 11/15/2023                                            771,087
    1,000,000  Fleet Financial Group, Inc., 6.00%, 10/26/1998                                  1,004,170
      775,000  Fleet Financial Group, Inc., 7.125%, 5/1/2000                                     806,643
    1,000,000  Ford Motor Credit Co., 6.25%, 11/8/2000                                         1,005,370
    1,010,000  Lehman Brothers Holdings, Inc., 6.625%, 11/15/2000                              1,015,050
      420,000  Meridian Bancorp, Inc., 6.625%, 6/15/2000                                         427,938
      715,000  Merrill Lynch & Co, Inc., 6.64%, 9/19/2002                                        730,087
      985,000  Norwest Corp., 6.00%, 10/13/1998                                                  993,757
      505,000  Norwest Financial, Inc., 6.75%, 6/1/2005                                          519,231
                                                                                          --------------
               Total                                                                           8,005,155
                                                                                          --------------
               FOREIGN BONDS--3.1%
    1,750,000  Banque Parabas N.Y., 6.875%, 3/1/2009                                           1,728,107
    1,000,000  International American Development Bank, 8.50%, 5/1/2001                        1,118,290
    1,500,000  Italy Rep, 6.875%, 9/27/2023                                                    1,423,845
    1,490,000  Landeskreditbank Baden, 7.625%, 2/1/2023                                        1,652,499
      455,000  Repsol International Finance, 7.00%, 8/1/2005                                     477,573
                                                                                          --------------
               Total                                                                           6,400,314
                                                                                          --------------
               INDUSTRIAL--1.4%
    1,120,000  Motorola, Inc., 6.50%, 9/1/2025                                                 1,151,360
      775,000  Wal-Mart Stores., Inc., 6.125%, 10/1/1999                                         783,424
      720,000  Waste Management, Inc., 7.70%, 10/1/2002                                          781,200
                                                                                          --------------
               Total                                                                           2,715,984
                                                                                          --------------
               Total Corporate Bonds (identified cost, $21,532,386)                           21,866,977
                                                                                          --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
U.S. Government Agencies--9.2%
               FEDERAL HOME LOAN MORTGAGE CORPORATION--2.1%
$   2,321,000  5.59%, 12/13/1995                                                          $    2,316,567
      301,060  6.50%, 12/1/2008                                                                  300,307
      391,268  6.50%, 7/1/2010                                                                   390,529
       73,670  6.50%, 4/1/2009                                                                    73,486
      840,479  6.50%, 3/1/2009                                                                   838,378
      361,163  6.50%, 6/1/2009                                                                   360,260
       91,353  6.50%, 2/1/2009                                                                    91,124
                                                                                          --------------
               Total                                                                           4,370,651
                                                                                          --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.9%
       74,728  8.50%, 8/1/2016                                                                    78,176
      234,232  7.50%, 4/1/2007                                                                   239,647
      436,911  8.00%, 6/1/2022                                                                   450,298
      334,493  8.00%, 1/1/2023                                                                   344,662
       76,342  8.50%, 6/1/2024                                                                    79,324
      753,331  8.50%, 7/1/2024                                                                   782,756
       44,644  8.50%, 10/1/2024                                                                   46,388
      905,499  8.50%, 12/1/2024                                                                  940,868
      815,000  7.40%, 7/1/2004                                                                   886,565
      600,000  5.68%, 12/15/1995                                                                 598,674
      940,000  7.375%, 3/28/2005                                                               1,022,664
      687,756  9/25/2018 REMIC, PO                                                               648,284
                                                                                          --------------
               Total                                                                           6,118,306
                                                                                          --------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--2.2%
      872,114  7.00%, 5/15/2023                                                                  875,236
      421,221  7.50%, 3/15/2023                                                                  429,906
      474,350  7.00%, 8/15/2023                                                                  476,048
    2,662,558  6.50%, 4/15/2024                                                                2,614,286
                                                                                          --------------
               Total                                                                           4,395,476
                                                                                          --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
U.S. Government Agencies--continued
               FEDERAL AGENCIES--2.0%
$   2,000,000  Federal Home Loan Bank, 4.587%, 8/27/1998                                  $    1,954,880
      755,000  International Bank for Global Reconstruction and Development, 6.375%,
               7/21/2005                                                                         775,008
    1,250,000  Private Export Funding Corp., 7.95%, 11/1/2006                                  1,399,850
                                                                                          --------------
               Total                                                                           4,129,738
                                                                                          --------------
               Total U.S. Government Agencies (identified cost, $18,852,134)                  19,014,171
                                                                                          --------------
U.S. Treasury Obligations--21.2%
               U.S. TREASURY BILLS--1.5%
    3,143,000  12/14/1995                                                                      3,136,651
                                                                                          --------------
               U.S. TREASURY BONDS--3.5%
    5,890,000  8.125%, 8/15/2021                                                               7,271,382
                                                                                          --------------
               U.S. TREASURY NOTES--16.2%
    1,065,000  7.375%, 11/15/1997                                                              1,103,276
      630,000  7.75%, 11/30/1999                                                                 679,417
    2,925,000  7.75%, 2/15/2001                                                                3,209,720
      790,000  8.00%, 5/15/2001                                                                  878,749
    6,845,000  5.875%, 7/31/1997                                                               6,896,338
    1,900,000  6.125%, 7/31/2000                                                               1,943,928
      285,000  7.50%, 5/15/2002                                                                  313,320
    1,675,000  7.50%, 10/31/1999                                                               1,789,888
    1,890,000  5.375%, 5/31/1998                                                               1,887,940
    2,585,000  6.375%, 8/15/2002                                                               2,686,384
    1,400,000  6.875%, 7/31/1999                                                               1,462,342
    3,300,000  4.75%, 8/31/1998                                                                3,243,801
    1,050,000  7.875%, 4/15/1998                                                               1,106,763
      220,000  6.50%, 4/30/1999                                                                  226,910
    6,065,000  6.50%, 8/15/1997                                                                6,173,988
                                                                                          --------------
               Total                                                                          33,602,764
                                                                                          --------------
               Total U.S. Treasury Obligations (identified cost, $42,897,469)                 44,010,797
                                                                                          --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
(a) Repurchase Agreement--1.4%
$   2,902,457  Daiwa Securities America, Inc., 5.90%, 11/30/1995, due 12/1/1995 (at
               amortized cost)                                                            $    2,902,457
                                                                                          --------------
               Total investments (identified cost, $178,840,372) (b)                      $  206,752,155
                                                                                          --------------


 * Non-income producing securities.

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $179,553,055. The net unrealized appreciation of investments on a federal tax basis amounts to $27,199,100 which is comprised of $29,627,880 appreciation and $2,428,780 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($207,421,495) at November 30, 1995.

Note: The fund is required to deposit cash or U.S. Government Securities as collateral for the S&P 500 Index Futures.

The following acronym(s) are used throughout this portfolio:

ADR--American Depositary Receipt
PO--Principal Only
REMIC--Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Investments at value
(identified cost $178,840,372, and tax cost $179,553,055)                                 $  206,752,155
Cash                                                                                               9,934
Income receivable                                                                              1,281,918
Receivable for investments sold                                                                1,320,212
Receivable for shares sold                                                                       200,014
Deferred expenses                                                                                 28,541
                                                                                          --------------
     Total assets                                                                            209,592,774
Liabilities:
Payable for investments purchased                                           $    959,925
Payable for shares redeemed                                                    1,155,487
Payable for daily variation margin                                                 6,956
Accrued expenses                                                                  48,911
                                                                            ------------
     Total liabilities                                                                         2,171,279
                                                                                          --------------
Net Assets for 17,399,546 shares outstanding                                              $  207,421,495
                                                                                          --------------
Net Assets Consist of:
Paid in capital                                                                           $  173,017,219
Net unrealized appreciation of investments and futures contracts (including
unrealized appreciation on futures contracts of $217,390)                                     28,129,173
Accumulated net realized gain on investments and futures contracts                             5,011,421
Undistributed net investment income                                                            1,263,682
                                                                                          --------------
     Total Net Assets                                                                     $  207,421,495
                                                                                          --------------
Net Asset Value and Redemption Proceeds Per Share:
($207,421,495 / 17,399,546 shares outstanding)                                                    $11.92
                                                                                          --------------
Offering Price Per Share (100/95.50 of $11.92)*                                                   $12.48
                                                                                          --------------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND
                            STATEMENT OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Dividends                                                                                   $   2,548,119
Interest                                                                                        6,082,763
                                                                                            -------------
     Total income                                                                               8,630,882
Expenses:
Investment advisory fee                                                       $  1,394,516
Administrative personnel and services fee                                          178,968
Custodian fees                                                                      39,843
Transfer and dividend disbursing agent fees and expenses                            36,743
Trustees' fees                                                                      14,899
Auditing fees                                                                       15,986
Legal fees                                                                          14,664
Portfolio accounting fees                                                           67,586
Share registration costs                                                            26,727
Printing and postage                                                                19,786
Insurance premiums                                                                   6,079
Miscellaneous                                                                       14,456
                                                                              ------------
     Total expenses                                                              1,830,253
Waiver of investment advisory fee                                                 (316,346)
                                                                              ------------
       Net expenses                                                                             1,513,907
                                                                                            -------------
          Net investment income                                                                 7,116,975
                                                                                            -------------
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments and futures contracts                                          5,333,434
Net change in unrealized appreciation of investments and futures contracts                     34,366,856
                                                                                            -------------
     Net realized and unrealized gain on investments and futures contracts                     39,700,290
                                                                                            -------------
          Change in net assets resulting from operations                                    $  46,817,265
                                                                                            -------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                 Year Ended November 30,       1995            1994
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                     $    7,116,975  $    6,435,680
Net realized gain (loss) on investments and futures contracts
($5,923,208 and $3,060,817 net gains, respectively, as computed for
federal tax purposes)                                                          5,333,434       2,764,758
Net change in unrealized appreciation (depreciation) on investment and
futures contracts                                                             34,366,856     (10,061,721)
                                                                          --------------  --------------
     Change in net assets resulting from operations                           46,817,265        (861,283)
                                                                          --------------  --------------
Distributions to Shareholders--
Distributions from net investment income                                      (6,933,437)     (6,032,536)
Distributions from net realized gain on investments and futures
contracts                                                                     (3,058,366)       (669,917)
                                                                          --------------  --------------
     Change in net assets resulting from distributions to shareholders        (9,991,803)     (6,702,453)
                                                                          --------------  --------------
Share Transactions--
Proceeds from sale of shares                                                  57,249,693      62,911,836
Net asset value of shares issued to shareholders in payment of
distributions declared                                                         9,726,091       6,649,214
Cost of shares redeemed                                                      (90,810,110)    (33,837,708)
                                                                          --------------  --------------
     Change in net assets resulting from share transactions                  (23,834,326)     35,723,342
                                                                          --------------  --------------
          Change in net assets                                                12,991,136      28,159,606
Net Assets:
Beginning of period                                                          194,430,359     166,270,753
                                                                          --------------  --------------
End of period (including undistributed net investment income of
$1,263,682 and $1,080,144, respectively)                                  $  207,421,495  $  194,430,359
                                                                          --------------  --------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE BALANCED FUND FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               Year Ended November 30,    1995       1994       1993(a)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $    9.93  $   10.33   $   10.00
Income from investment operations
  Net investment income                                                      0.40       0.35        0.19
  Net realized and unrealized gain (loss) on investments                     2.13      (0.38)       0.29
                                                                        ---------  ---------  -----------
  Total from investment operations                                           2.53      (0.03)       0.48
                                                                        ---------  ---------  -----------
Less distributions
  Distributions from net investment income                                  (0.38)     (0.33)      (0.15)
  Distributions from net realized gain on investments                       (0.16)     (0.04)     --
                                                                        ---------  ---------  -----------
  Total distributions                                                       (0.54)     (0.37)      (0.15)
                                                                        ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                          $   11.92  $    9.93   $   10.33
                                                                        ---------  ---------  -----------
Total Return (b)                                                            26.32%     (0.39%)       4.89%
Ratios to Average Net Assets
  Expenses                                                                   0.76%      0.75%       0.75%*
  Net investment income                                                      3.58%      3.46%       3.30%*
  Expense waiver/reimbursement (c)                                           0.16%      0.17%       0.19%*
Supplemental Data
  Net assets, end of period (000 omitted)                                $207,421   $194,430    $166,271
  Portfolio turnover                                                          102%        74%         60%


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 10, 1993 (date of initial public investment) to November 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND
                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

(1) ORGANIZATION

The Biltmore Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Biltmore Balanced Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

     For the period ended November 30, 1995, the Fund had realized gains on futures contracts of $261,691.

     Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

     At November 30, 1995, the Fund had outstanding futures contracts as set forth below:

   Expiration      Contracts to                 Unrealized
      Date        Deliver/Receive  Position    Appreciation
------------------------------------------------------------
                    20 S&P 500
   December 1995   Index Futures     Long        $217,390


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                       Year Ended November 30,     1995         1994
--------------------------------------------------------------------------------------------------------
Shares sold                                                                       5,362,908    6,165,635
Shares issued to shareholders in payment of distributions declared                  944,056      653,174
Shares redeemed                                                                  (8,483,555)  (3,337,297)
                                                                                -----------  -----------
     Net change resulting from share transactions                                (2,176,591)   3,481,512
                                                                                -----------  -----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Asset Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .70 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and The Biltmore Municipal Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Wachovia Bank of North Carolina, N.A. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND

ORGANIZATIONAL EXPENSES--Organizational expenses of $31,904 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following the Fund's effective date. For the period ended November 30, 1995, the Fund paid $6,384 pursuant to this agreement.

GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended November 30, 1995, were as follows:

Purchases                                                                                  $  189,863,926
                                                                                           --------------
Sales                                                                                      $  205,610,257
                                                                                           --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Biltmore Balanced Fund (one of the portfolios comprising The Biltmore Funds) as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Balanced Fund of The Biltmore Funds at Novem-ber 30, 1995, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
January 15, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                           John W. McGonigle
Samuel E. Hudgins                                         President and Treasurer
J. Berkley Ingram, Jr.                                    Ronald M. Petnuch
D. Dean Kaylor                                            Vice President and Assistant Treasurer
Charles S. Way, Jr.                                       Peter J. Germain
                                                          Secretary
                                                          Gail Cagney
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


Federated Securities Corp.
is the distributor of the fund.                        Cusip 090207821


                                ANNUAL REPORT
                                    DATED
                              November 30, 1995


                               JANUARY 31, 1996








                                   BILTMORE
                                 EQUITY FUND







                             WACHOVIA INVESTMENTS
                          MAKE YOURSELF COMFORTABLE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRESIDENT'S MESSAGE

Dear Shareholder:
I'm pleased to present the Annual Report to Shareholders of Biltmore Equity Fund for the twelve-month period ended November 30, 1995. The report begins with a brief commentary on the stock market from your fund's portfolio manager. Following the commentary are a complete listing of the fund's investments and its financial statements.

On your behalf, Biltmore Equity Fund invests in a portfolio of blue-chip stocks issued by some of America's largest, best-known companies. In particular, the fund's portfolio manager seeks stocks issued by companies that are both undervalued and have good growth opportunities. At the end of the report period, the fund's portfolio included such names as Caterpillar, General Electric, Chrysler, Ford, General Motors, American Brands, and Coca-Cola.

As the stock market soared to record highs, the fund rewarded shareholders with strong performance during the twelve-month period. The fund delivered total return figures based on net asset value and maximum offering price of 28.74% and 22.90%, respectively,* as its share price increased by 23% to reach $12.71 at the end of the period. Shareholders also received a total of $0.25 in dividends and $0.23 in capital gains per share. Fund net assets grew by $43 million to end the period at $130 million.

Thank you for selecting Biltmore Equity Fund to pursue classic long-term performance from stocks. We look forward to keeping you informed about your investment, and we welcome your comments and suggestions.

Sincerely,

John W. McGonigle
President
January 15, 1996

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              BILTMORE EQUITY FUND

The economy completed its long awaited "soft landing" during the fiscal year. Despite several interest rate increases in 1994 and early 1995, the economy demonstrated surprising strength at the outset of the fiscal year. By the second quarter of 1995, however, economic growth became increasingly sluggish. The slow growth continued until mid-summer, when the economy rebounded, aided by a slight interest rate reduction in July. Despite the resurgence, inflation remained in check, with producer and consumer price increases below 3% annual rates.

Stocks set record highs during the fiscal year, sparked by healthy corporate profits and the stronger-than-expected economy. Heavy merger-and-acquisition activity and optimism regarding deficit reduction efforts in Washington also contributed to the robust equity markets. The Dow Jones Industrial Average topped the 5,000-point barrier and the Standard & Poor's Composite Index of 500 Stocks* reached the 600-point level. The Biltmore Equity Fund continued to concentrate on those sectors benefiting from the dramatic expansion of emerging markets and new economies around the world. During the twelve-month period ended November 30, 1995, the Fund had a total return of 28.74% based on the net asset value and 22.90% based on the maximum offering price.**

On November 30, 1995, the Fund's largest common stock holdings were Bristol-Myers Squibb Co., Philip Morris Cos., Inc., General Electric Co., Royal Dutch Petroleum Co., Honeywell Inc., Kimberly Clark Corp., KeyCorp, MCI Communications Corp., Sara Lee Corp., and FMC Corp. On November 30, 1995, the Fund had net assets of $130 million and a net asset value of $12.71 per share. As of November 30, 1995, the Fund's 30-day SEC yield was 1.59% based on net asset value and 1.52% based on the maximum offering price.**
 *Standard & Poor's Composite Index of 500 Stocks is a composite index of common stocks in industry, transportation, and financial and public utility companies, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. This index is unmanaged, and investments cannot be made in an index.

**Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              BILTMORE EQUITY FUND

               GROWTH OF $10,000 INVESTED IN BILTMORE EQUITY FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Biltmore Equity Fund (the "Fund") from May 7, 1993 (start of performance) to November 30, 1995 compared to the S&P 500 Index.+


"Graphic representation "C" omitted.  See Appendix."


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 Index has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

  Total return for shareholders purchasing shares of the Fund at net asset value without a sales charge, including accounts purchasing shares through the Trust Divisions of the Wachovia Banks, is 28.74% for the year ended November 30, 1995, as reflected in the "Financial Highlights" section of the Fund's prospectus, and 13.24% for the period from May 7, 1993 (start of performance) through November 30 1995.

+ The S&P 500 Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 BILTMORE EQUITY FUND PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--88.5%
              CAPITAL GOODS--6.5%
       9,300  Ametek, Inc.                                                                $      163,913
      10,890  Caterpillar, Inc.                                                                  668,374
          44  *Gardner Denver Machinery, Inc.                                                        737
      47,155  General Electric Co.                                                             3,171,174
      31,835  Giddings & Lewis, Inc.                                                             501,401
       8,100  Harsco Corp.                                                                       477,900
      54,810  Honeywell, Inc.                                                                  2,610,326
       5,500  Keystone International, Inc.                                                       112,750
       4,100  Lawson Products, Inc.                                                               97,375
      14,945  York International                                                                 668,789
                                                                                          --------------
              Total                                                                            8,472,739
                                                                                          --------------
              CONSUMER DURABLES--3.8%
      17,513  Chrysler Corp.                                                                     908,487
      47,490  Ford Motor Co.                                                                   1,341,593
      15,326  General Motors Corp.                                                               743,311
       5,000  LADD Furniture, Inc.                                                                66,875
       1,700  Phelps Dodge Corp.                                                                 115,388
       7,200  Stanley Works                                                                      364,500
      12,305  Tecumseh Prods. Co.                                                                652,165
       9,000  Tenneco Inc.                                                                       432,000
       7,600  Varity Corp.                                                                       294,500
                                                                                          --------------
              Total                                                                            4,918,819
                                                                                          --------------
              CONSUMER NON-DURABLES--26.7%
      33,813  Abbott Laboratories                                                              1,373,652
       7,900  American Brands, Inc.                                                              329,824
       5,700  American Greetings Corp.                                                           155,324
      13,280  American Home Products Co.                                                       1,211,800
       9,000  American Stores Co. New                                                            236,250
       2,375  Aviall Inc.                                                                         20,187
      15,000  Bandag Inc.                                                                        738,750
      21,050  Baxter International Inc.                                                          884,100
       3,100  Becton, Dickinson & Co.                                                            216,224
      11,655  Bergen Brunswig Corp. Class A                                                      279,720
      49,166  Bristol-Myers Squibb Co.                                                         3,945,571
      10,180  Coca-Cola Co.                                                                      771,134



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 BILTMORE EQUITY FUND PORTFOLIO OF INVESTMENTS

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              CONSUMER NON-DURABLES--CONTINUED
      30,618  Columbia/HCA Healthcare                                                     $    1,580,654
      22,752  CPC International, Inc.                                                          1,564,200
       6,050  Dun & Bradstreet Corp.                                                             377,369
      30,589  Fingerhut Cos., Inc.                                                               386,186
      13,750  *Fruit of the Loom, Inc. Class A                                                   266,406
      51,810  Hasbro, Inc.                                                                     1,580,205
       5,075  IBP Inc.                                                                           317,188
      33,239  Kimberly-Clark Corp                                                              2,555,248
       1,800  Knight Ridder, Inc.                                                                116,100
       2,100  Lee Enterprises, Inc.                                                               87,413
      11,169  Lilly (Eli) & Co.                                                                1,111,316
      13,000  Limited, Inc.                                                                      232,375
       3,950  Loews Corp.                                                                        606,325
       5,800  Lowes Companies Inc.                                                               182,700
      27,200  *LTV Corp.                                                                         394,400
       4,800  Melville Corp,                                                                     149,400
      29,911  Merck & Co., Inc.                                                                1,850,743
      39,721  PepsiCo, Inc.                                                                    2,194,585
       5,200  Pfizer, Inc.                                                                       301,600
      37,419  Philip Morris Cos., Inc.                                                         3,283,517
      71,844  Sara Lee Corp.                                                                   2,316,969
       4,700  Sbarro, Inc.                                                                       105,163
      16,700  Scherer Corp.                                                                      741,063
       1,850  Sears, Roebuck & Co.                                                                72,844
      26,800  Service Corp., International                                                     1,088,750
       6,000  Stanhome, Inc.                                                                     178,500
       1,300  Times Mirror Co New                                                                 42,250
      14,726  Times Mirror Co New-Publishing (pfd stock)                                         379,195
       9,000  *Toys R Us, Inc.                                                                   209,250
       2,200  Unifi, Inc.                                                                         52,250
       1,600  Unilever N. V.                                                                     212,600
                                                                                          --------------
              Total                                                                           34,699,300
                                                                                          --------------
              ENERGY--8.9%
      28,796  Amoco Corp.                                                                      1,950,929
       5,000  Atlantic Richfield Co.                                                             541,875
      25,850  Baker Hughes, Inc.                                                                 526,694
       1,500  Camco Intl. Inc.                                                                    35,250



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 BILTMORE EQUITY FUND PORTFOLIO OF INVESTMENTS

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              ENERGY--CONTINUED
      24,385  Coastal Corp.                                                               $      810,801
      14,800  Dresser Industries, Inc.                                                           349,650
      16,185  Exxon Corp.                                                                      1,252,314
       8,550  Halliburton Co.                                                                    370,856
      10,180  MAPCO, Inc.                                                                        547,175
       8,076  Mobil Corp.                                                                        842,933
      11,735  Phillips Petroleum Co.                                                             390,189
      20,801  Royal Dutch Petroleum Co.                                                        2,670,328
      20,690  Schlumberger, Ltd.                                                               1,313,815
                                                                                          --------------
              Total                                                                           11,602,809
                                                                                          --------------
              FINANCE--11.1%
       5,804  Allstate Corp.                                                                     237,964
      21,325  AMBAC, Inc                                                                         940,966
      11,795  American Express Co.                                                               501,288
      17,201  American International Group, Inc.                                               1,543,790
       6,040  Chubb Corp                                                                         587,390
      10,200  Citicorp                                                                           721,650
      20,425  Federal Home Loan Mortgage Corp.                                                 1,572,725
      17,916  Federal National Mortgage Association                                            1,961,802
      67,777  KeyCorp                                                                          2,499,277
       3,800  Lehman Brothers Holdings                                                            85,975
       8,750  MBIA, Inc.                                                                         673,750
       7,750  Morgan (J.P.) & Co., Inc.                                                          608,375
       3,850  Morgan Stanley Group, Inc.                                                         332,063
      28,395  Providian Corp.                                                                  1,139,349
      14,379  Salomon, Inc.                                                                      523,036
       6,600  SunTrust Banks, Inc.                                                               450,450
       2,800  United Asset Management Corp.                                                      105,350
                                                                                          --------------
              Total                                                                           14,485,200
                                                                                          --------------
              MATERIALS & SERVICES--9.7%
       6,250  Aluminum Co. of America                                                            365,625
       1,950  Crane Co.                                                                           66,544
       1,100  Dow Chemical Co.                                                                    77,963
      55,180  Ecolab Inc                                                                       1,586,425
      15,838  Equifax, Inc.                                                                      663,216
      30,225  *FMC Corp.                                                                       2,232,872



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 BILTMORE EQUITY FUND PORTFOLIO OF INVESTMENTS

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              MATERIALS & SERVICES--CONTINUED
       2,350  Georgia Pacific Corp.                                                       $      182,713
      26,051  Goodyear Tire & Rubber Co.                                                       1,103,911
      22,200  Hanson PLC                                                                         338,550
       6,800  International Paper Co.                                                            259,250
       2,450  NCH Corp.                                                                          132,606
      14,101  Potash Corp. Saskatchewan, Inc.                                                    974,732
      65,983  Praxair, Inc.                                                                    1,921,755
       1,000  Sigma Aldrich                                                                       49,250
      48,570  Sonoco Products Co.                                                              1,214,250
      24,250  Tyco International Ltd.                                                            760,844
      24,764  Witco Corp.                                                                        761,493
                                                                                          --------------
              Total                                                                           12,691,999
                                                                                          --------------
              TECHNOLOGY--13.7%
      15,460  American Telephone & Telegraph, Inc.                                             1,020,360
       4,650  Augat, Inc                                                                          80,213
      24,448  Avnet, Inc.                                                                      1,149,056
       4,150  Boeing Co.                                                                         302,431
       8,980  Cabletron Systems, Inc.                                                            745,340
       4,895  *Cisco Systems, Inc.                                                               411,792
       6,250  Computer Association International Corp.                                           409,375
       6,140  *Computer Sciences Corp.                                                           446,685
       8,500  *Cray Research Inc.                                                                204,000
       5,300  *Digital Equipment Corp.                                                           312,038
      18,286  Hewlett-Packard Co.                                                              1,515,452
      15,350  Intel Corp.                                                                        934,431
      22,754  International Business Machines, Inc.                                            2,198,605
      15,300  Linear Technology Corp                                                             692,325
      87,887  MCI Communications Corp.                                                         2,350,977
       4,440  *Microsoft Corp.                                                                   386,835
      18,235  Motorola Inc.                                                                    1,116,894
      12,201  Northern Telecom Ltd.                                                              492,615
       8,800  *Novell, Inc.                                                                      148,500
       6,650  Raytheon Co.                                                                       295,925
       3,050  Sunstrand Corp.                                                                    197,488
       2,200  *Thermo Electron Corp.                                                             108,900
      15,385  Xerox Corp.                                                                      2,109,668
       3,000  *Zebra Technologies Corp.                                                          200,250
                                                                                          --------------
              Total                                                                           17,830,155
                                                                                          --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 BILTMORE EQUITY FUND PORTFOLIO OF INVESTMENTS

 Shares or
 Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              TRANSPORTATION--2.2%
      15,530  CSX Corp                                                                    $    1,360,816
      21,386  Conrail, Inc.                                                                    1,494,347
                                                                                          --------------
              Total                                                                            2,855,163
                                                                                          --------------
              UTILITIES--5.9%
      32,330  BellSouth Corp.                                                                  1,256,829
       3,200  Carolina Power & Light Co.                                                         105,200
      45,801  GTE Corp.                                                                        1,952,268
      35,239  NYNEX Corp.                                                                      1,748,735
       4,350  Pacific Telesis Group                                                              130,500
       4,750  Pennsylvania Power & Light Co.                                                     118,156
      52,319  Scana Corp.                                                                      1,412,613
       4,000  SCE Corp.                                                                           62,500
      15,576  Southern Co.                                                                       356,301
       7,850  Telefonos de Mexico, ADR                                                           259,050
       4,950  U.S. West, Inc. (communications)                                                   154,688
       4,950  U.S. West, Inc. (media)                                                             89,100
                                                                                          --------------
              Total                                                                            7,645,940
                                                                                          --------------
              Total Common Stocks (identified cost, $97,863,301)                             115,202,124
                                                                                          --------------
U.S. Government Agency Securities--3.9%
              FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT NOTES--3.6%
$    630,000  5.67%, 12/15/1995                                                                  628,601
     310,000  5.68%, 12/14/1995                                                                  309,364
   3,800,000  5.75%, 12/11/1995                                                                3,794,110
                                                                                          --------------
              Total                                                                            4,732,075
                                                                                          --------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTE--0.3%
     355,000  5.64%, 12/11/1995                                                                  354,446
                                                                                          --------------
              Total U.S. Government Agency Securities (identified cost, $4,900,180)            5,086,521
                                                                                          --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 BILTMORE EQUITY FUND PORTFOLIO OF INVESTMENTS

 Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations--2.8%
              U.S. TREASURY BILLS
$  3,695,000  12/14/1995 (identified cost, $3,687,848)                                    $    3,687,536
                                                                                          --------------
**Repurchase Agreement--4.3%
   5,627,404  Daiwa Securities America, Inc., 5.90%, dated 11/30/1995,
              due 12/1/1995 (at amortized cost)                                                5,627,404
                                                                                          --------------
              Total Investments (identified cost, $112,078,733)                           $  129,603,585+
                                                                                          --------------


 * Non-income producing security.

** The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

 + The cost of investments for federal tax purposes amounts to $112,280,775. The net unrealized appreciation of investments on a federal tax basis amounts to $17,322,810, which is comprised of $18,668,414 appreciation and $1,345,604 depreciation at November 30, 1995.

The following abbreviation is used in this portfolio:

ADR--American Depository Receipt

Note: The categories of investments are shown as a percentage of net assets
      ($130,150,164) at November 30, 1995.

Note: The fund is required to deposit cash or U.S. Government Securities as collateral for the S&P 500 Index Futures.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              BILTMORE EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Total investments in securities, at value (identified cost
$112,078,733, and tax cost $112,280,775)                                                   $  129,603,585
Receivable for shares sold                                                                        316,062
Income receivable                                                                                 278,003
Receivable for investments sold                                                                    37,107
Deferred expenses                                                                                  10,898
                                                                                           --------------
     Total assets                                                                             130,245,655
Liabilities:
Payable for investments purchased                                               $  35,582
Payable for shares redeemed                                                        12,546
Payable for daily variation margin                                                 11,600
Accrued expenses                                                                   35,763
                                                                                ---------
     Total liabilities                                                                             95,491
                                                                                           --------------
Net Assets for 10,238,873 shares outstanding                                               $  130,150,164
                                                                                           --------------
Net Assets Consist of:
Paid in capital                                                                            $  105,192,237
Net unrealized appreciation of investments and futures contracts (including unrealized
appreciation on futures contracts of $263,400)                                                 17,788,252
Accumulated net realized gain on investments and futures contracts                              6,984,672
Undistributed net investment income                                                               185,003
                                                                                           --------------
     Total Net Assets                                                                      $  130,150,164
                                                                                           --------------
Net Asset Value and Redemption Proceeds Per Share:
($130,150,164 / 10,238,873 shares outstanding)                                                     $12.71
                                                                                           --------------
Offering Price Per Share (100/95.50 of $12.71)*                                                    $13.31
                                                                                           --------------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              BILTMORE EQUITY FUND
                            STATEMENT OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Dividends                                                                                   $   2,291,496
Interest                                                                                          819,498
                                                                                            -------------
     Total income                                                                               3,110,994
Expenses:
Investment advisory fee                                                       $    754,597
Administrative personnel and services fee                                           96,714
Custodian fees                                                                      21,560
Transfer and dividend disbursing agent fees and expenses                            38,078
Trustees' fees                                                                       5,429
Auditing fees                                                                       15,999
Legal fees                                                                           3,373
Portfolio accounting fees                                                           54,218
Share registration costs                                                            21,421
Printing and postage                                                                15,381
Insurance premiums                                                                   4,269
Miscellaneous                                                                       16,152
                                                                              ------------
     Total expenses                                                              1,047,191
Waiver of investment advisory fee                                                  (76,995)
                                                                              ------------
          Net expenses                                                                            970,196
                                                                                            -------------
               Net investment income                                                            2,140,798
                                                                                            -------------
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments and futures contracts                                          7,169,919
Net change in unrealized appreciation of investments and futures contacts                      17,600,644
                                                                                            -------------
     Net realized and unrealized gain on investments and futures contracts                     24,770,563
                                                                                            -------------
          Change in net assets resulting from operations                                    $  26,911,361
                                                                                            -------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              BILTMORE EQUITY FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                  Year Ended November 30,       1995            1994
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                      $    2,140,798  $    1,446,277
Net realized gain on investments and futures contracts ($7,456,796 and
$1,927,035, respectively, as computed
for federal tax purposes)                                                       7,169,919       1,790,525
Net change in unrealized appreciation of investments and futures con-
tracts                                                                         17,600,644        (922,981)
                                                                           --------------  --------------
     Change in net assets resulting from operations                            26,911,361       2,313,821
                                                                           --------------  --------------
Distributions to Shareholders--
Distributions from net investment income                                       (2,269,960)     (1,351,595)
Distributions from net realized gains                                          (1,933,454)       (473,495)
                                                                           --------------  --------------
     Change in net assets resulting from distributions to
     shareholders                                                              (4,203,414)     (1,825,090)
                                                                           --------------  --------------
Share Transactions--
Proceeds from sale of shares                                                   48,585,296      45,572,500
Net asset value of shares issued to shareholders in payment of distri-
butions declared                                                                3,740,311       1,766,826
Cost of shares redeemed                                                       (31,905,163)    (22,803,523)
                                                                           --------------  --------------
     Change in net assets resulting from share transactions                    20,420,444      24,535,803
                                                                           --------------  --------------
          Change in net assets                                                 43,128,391      25,024,534
Net Assets:
Beginning of period                                                            87,021,773      61,997,239
                                                                           --------------  --------------
End of period (including undistributed net investment income of $185,003
and $314,165, respectively)                                                $  130,150,164  $   87,021,773
                                                                           --------------  --------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   BILTMORE EQUITY FUND FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               Year Ended November 30,    1995       1994       1993(a)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $   10.32  $   10.28   $   10.00
Income from investment operations
  Net investment income                                                      0.23       0.20        0.12
  Net realized and unrealized gain (loss) on investments and
  future contracts                                                           2.64       0.12        0.25
                                                                        ---------  ---------  -----------
  Total from investment operations                                           2.87       0.32        0.37
Less distributions
  Distributions from net investment income                                  (0.25)     (0.20)      (0.09)
  Distributions from net realized gain on investments                       (0.23)     (0.08)     --
                                                                        ---------  ---------  -----------
  Total distributions                                                       (0.48)     (0.28)      (0.09)
                                                                        ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                          $   12.71  $   10.32   $   10.28
                                                                        ---------  ---------  -----------
Total Return (b)                                                            28.74%      3.10%       3.68%
Ratios to Average Net Assets
  Expenses                                                                   0.90%      0.87%       0.81%*
  Net investment income                                                      1.99%      1.98%       2.18%*
  Expense waiver/reimbursement (c)                                           0.07%      0.16%       0.32%*
Supplemental Data
  Net assets, end of period (000 omitted)                                $130,150    $87,022     $61,997
  Portfolio turnover                                                           65%        35%         50%


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 10, 1993 (date of initial public investment) to November 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              BILTMORE EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

(1) ORGANIZATION

The Biltmore Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Biltmore Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 1995, the Fund had realized gains on future contracts in the amount of $783,473.
     Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

     At November 30, 1995, the Fund had outstanding futures contracts as set forth below:

   Expiration             Contracts to                       Unrealized
      Date              Deliver/Receive         Position    Appreciation
-------------------------------------------------------------------------
   December 1995    20 S&P 500 Index Futures      Long        $263,400


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                    Year Ended November 30,     1995         1994
-----------------------------------------------------------------------------------------------------
Shares sold                                                                    4,282,287    4,415,092
Shares issued to shareholders in payment of distributions declared               351,282      170,048
Shares redeemed                                                               (2,825,368)  (2,185,478)
                                                                             -----------  -----------
     Net change resulting from share transactions                              1,808,201    2,399,662
                                                                             -----------  -----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Asset Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .70 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and the Biltmore Municipal Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Wachovia Bank of North Carolina N.A. is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $34,484 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following the Fund's effective date. For the year ended November 30, 1995, the Fund paid $6,626 pursuant to this agreement.
GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              BILTMORE EQUITY FUND

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended November 30, 1995, were as follows:

Purchases                                                                                   $  86,550,631
                                                                                            -------------
Sales                                                                                       $  63,612,133
                                                                                            -------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Biltmore Equity Fund (one of the portfolios comprising The Biltmore Funds) as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Equity Fund of The Biltmore Funds at November 30, 1995, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
January 15, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                        John W. McGonigle
Samuel E. Hudgins                                      President and Treasurer
J. Berkley Ingram, Jr.                                 Ronald M. Petnuch
D. Dean Kaylor                                         Vice President and Assistant Treasurer
Charles S. Way, Jr.                                    Peter J. Germain
                                                       Secretary
                                                       Gail Cagney
                                                       Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


Federated Securities Corp.
is the distributor of the fund.                          Cusip 090297839

831-10                                                   G01512-04(1/96)




                                 ANNUAL REPORT
                                     DATED
                              November 30, 1995


                               JANUARY 31, 1996





                                   BILTMORE
                               EQUITY INDEX FUND






                             WACHOVIA INVESTMENTS
                           MAKE YOURSELF COMFORTABLE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Biltmore Equity Index Fund for the twelve-month period ended November 30, 1995. The report begins with a brief commentary on the stock market from the fund's portfolio manager. Following the commentary are a complete listing of the fund's investments and its financial statements.

On your behalf, Biltmore Equity Index Fund pursues a total return that approximates that of the Standard & Poor's 500 Index*--a classic benchmark of stock market performance. As a result, the fund's extensive portfolio contained stocks issued by some of America's largest, best-known companies, including Caterpillar, General Electric, Black & Decker, Ford, General Motors, Maytag, American Brands, Goodyear, American Brands, Anheuser-Busch, Bristol-Myers Squibb, Coca-Cola, Disney, Gap, Hershey Foods, Nike, PepsiCo, Sears, Wal-Mart, and many, many more.

The reporting period was characterized by a favorable economic environment that sent stocks to record highs. As a result, the fund rewarded shareholders with extremely strong twelve-month performance. The fund delivered total return figures based on net asset value and maximum offering price of 36.15% and 30.07%, respectively,** as its share price increased by 33% to reach $13.62 at the end of the period. Shareholders also received a total of $0.27 in dividends and $0.03 in capital gains per share. Fund net assets ended the period at $187 million.

Thank you for selecting Biltmore Equity Index Fund to pursue classic long-term performance from a highly diversified portfolio of stocks. We welcome your comments and suggestions.

Sincerely,

John W. McGonigle
President
January 15, 1996

 * Standard & Poor's Composite Index of 500 Stocks is a composite index of common stocks in industry, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in stocks. This index is unmanaged, and investments cannot be made in an index.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

The economy completed its long awaited "soft landing" during the fiscal year. Despite several interest rate increases in 1994 and early 1995, the economy demonstrated surprising strength at the outset of the fiscal year. By the second quarter of 1995, however, economic growth became increasingly sluggish. The slow growth continued until mid-summer, when the economy rebounded, aided by a slight interest rate reduction in July. Despite the resurgence, inflation remained in check, with producer and consumer price increases below 3% annual rates.

Stocks set record highs during the fiscal year, sparked by healthy corporate profits and the stronger-than-expected economy. Heavy merger-and-acquisition activity and optimism regarding deficit reduction efforts in Washington also contributed to the robust equity markets. During the twelve-month period ended November 30, 1995, the Fund had a total return of 36.15% based on the net asset value and 30.07% based on the maximum offering price.*

During the fiscal year, the Fund's portfolio manager used index futures contracts to more closely track the performance of the Standard & Poor's Composite Index of 500 Stocks, while simultaneously managing the cash position required to handle cashflow into and out of the Fund. On November 30, 1995, the Fund had net assets of $187 million and a net asset value of $13.62 per share. As of November 30, 1995, the Fund's 30-day SEC yield was 1.91% based on net asset value and 1.82% based on the maximum offering price.*

 *Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

            GROWTH OF $10,000 INVESTED IN BILTMORE EQUITY INDEX FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Biltmore Equity Index Fund (the "Fund") from May 7, 1993 (start of performance) to November 30, 1995 compared to the S&P 500 Index.+


"Graphic representation "D" omitted.  See Appendix."


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 Index has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

  Total return for shareholders purchasing shares of the Fund at net asset value without a sales charge, including accounts purchasing shares through the Trust Divisions of the Wachovia Banks, is 36.15% for the year ended November 30, 1995, as reflected in the "Financial Highlights" section of the Fund's prospectus, and 15.53% for the period from May 7, 1993 (start of performance) through November 30, 1995.

+ The S&P 500 Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

                           BILTMORE EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--89.6%
              CAPITAL GOODS--4.2%
       1,114  Briggs & Stratton Corp.                                                     $       46,370
       7,927  Browning Ferris Industries, Inc.                                                   238,801
       7,448  Caterpillar, Inc.                                                                  457,121
       1,260  Cincinnati Milacron Inc.                                                            32,918
       4,005  Cooper Industries, Inc.                                                            146,182
       1,520  Cummins Engine Co., Inc.                                                            59,660
       9,660  Deere & Co.                                                                        317,573
       4,221  Dover Corp.                                                                        164,091
       2,896  Eaton Corp.                                                                        157,832
       8,356  Emerson Electric Co.                                                               651,768
       1,334  Foster Wheeler Corp.                                                                52,693
      63,070  General Electric Co.                                                             4,241,458
       1,281  Giddings & Lewis, Inc.                                                              20,176
       1,890  Grainger (W.W.) Inc.                                                               126,394
       4,739  Honeywell, Inc.                                                                    225,695
       4,237  Illinois Tool Works Inc.                                                           268,520
       3,932  Ingersoll-Rand Co.                                                                 150,890
       1,445  PACCAR Inc.                                                                         63,219
       2,747  Parker-Hannifin Corp.                                                              100,952
       1,634  Raychem Corp.                                                                       84,968
      14,594  Westinghouse Electric Corp.                                                        246,274
         460  Zurn Industries, Inc.                                                               11,270
                                                                                          --------------
              Total                                                                            7,864,825
                                                                                          --------------
              CONSUMER DURABLES--2.8%
       1,388  Armstrong World Industries, Inc.                                                    83,106
       3,170  Black & Decker Corp.                                                               118,479
      14,236  Chrysler Corp.                                                                     738,492
       3,114  Cooper Tire & Rubber Co.                                                            76,682
       3,768  Dana Corp.                                                                         110,214
       4,208  Dillard Department Stores, Inc.                                                    121,506
       2,217  Echlin, Inc.                                                                        80,921
       7,500  *Federated Dept. Stores, Inc.                                                      218,437
      39,982  Ford Motor Co.                                                                   1,129,491
      27,830  General Motors Corp.                                                             1,349,755
       4,569  Genuine Parts Co.                                                                  184,473



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              CONSUMER DURABLES--CONTINUED
       5,641  Goodyear Tire and Rubber Co.                                                $      239,037
       1,703  Harnischfeger Industries, Inc.                                                      57,689
       1,434  Jostens, Inc.                                                                       35,492
       1,206  Kaufman & Broad Home Corp.                                                          15,678
       4,005  Maytag Corp.                                                                        81,602
       1,231  *Morrison Knudsen Corp.                                                              7,386
       1,801  National Services Industries, Inc.                                                  58,532
       2,796  *Navistar International Corp.                                                       30,407
         745  Outboard Marine Corp.                                                               15,273
       2,292  Pep Boys-Manny, Moe & Jack                                                          60,738
       1,005  Pulte Corp.                                                                         30,904
       1,652  Stanley Works (The)                                                                 83,633
       1,158  Timken Co.                                                                          46,754
       1,073  TRINOVA Corp.                                                                       32,995
       1,971  *Western Atlas, Inc.                                                                94,362
       2,746  Whirlpool Corp.                                                                    152,403
                                                                                          --------------
              Total                                                                            5,254,441
                                                                                          --------------
              CONSUMER NON-DURABLES--28.8%
      29,735  Abbott Laboratories, Inc.                                                        1,207,983
       1,032  Alberto-Culver Co., Cl. B                                                           33,281
       9,458  Albertson's, Inc.                                                                  290,833
       2,387  Allergan Pharmaceuticals Inc.                                                       73,997
       7,031  American Brands, Inc.                                                              293,544
       2,766  American Greetings Corp., Cl. A                                                     75,373
      11,466  American Home Products Co.                                                       1,046,272
       5,524  American Stores Co.                                                                145,005
       9,549  Anheuser-Busch Companies, Inc.                                                     632,621
      20,176  Archer Daniels Midland Co.                                                         348,036
       2,551  Avon Products, Inc.                                                                185,266
       1,750  *Bally Entertainment Group                                                          21,219
       1,940  Bard (C.R.), Inc.                                                                   56,017
       2,170  Bausch & Lomb, Inc.                                                                 78,391
      10,409  Baxter International, Inc.                                                         437,178
       2,499  Becton, Dickinson & Co.                                                            174,305
       3,653  *Beverly Enterprises, Inc.                                                          42,466
       3,900  Block (H&R), Inc.                                                                  173,550
      18,877  Bristol-Myers Squibb Co.                                                         1,514,879



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              CONSUMER NON-DURABLES--CONTINUED
       2,569  Brown-Forman Corp., Cl. B                                                   $       97,943
         668  Brown Group, Inc.                                                                    9,352
       3,566  Brunswick Corp.                                                                     76,223
       5,447  CPC International Inc.                                                             374,481
       6,446  *CUC International Inc.                                                            244,948
       9,275  Campbell Soup Co.                                                                  518,241
       5,732  Capital Cities/ABC, Inc.                                                           708,618
       3,831  Charming Shoppes, Inc.                                                               8,859
       3,590  Circuit City Stores, Inc.                                                          104,110
       1,976  Clorox Co.                                                                         149,682
      46,946  Coca-Cola Co.                                                                    3,556,160
       5,394  Colgate-Palmolive Co.                                                              395,110
      16,489  Columbia HCA/Healthcare Corp.                                                      851,245
       8,922  Comcast Corp., Cl. A                                                               176,210
       4,258  Comerica Inc.                                                                      159,143
       1,624  *Community Psychiatric Centers                                                      18,067
       9,136  ConAgra, Inc.                                                                      364,298
       1,427  Coors (Adolph) Co.                                                                  28,897
       5,883  *Darden Restaurants Inc.                                                            68,390
       2,669  Dayton-Hudson Corp.                                                                193,836
       3,460  Dial Corp.                                                                          93,420
      19,392  Disney (Walt) Co. (The)                                                          1,165,944
       5,661  Donnelley (R.R.) & Sons Co.                                                        217,241
       3,601  Dow Jones & Co., Inc.                                                              138,188
       6,314  Dun & Bradstreet Corp.                                                             393,836
      12,665  Eastman Kodak Co.                                                                  861,220
       1,393  Fleming Companies, Inc.                                                             32,213
       7,452  *Freeport McMoran Copper                                                           202,136
       2,825  *Fruit of the Loom Inc.                                                             54,734
       5,216  Gannett Co., Inc.                                                                  318,176
       5,358  Gap, Inc. (The)                                                                    242,449
       5,885  General Mills, Inc.                                                                324,411
       2,207  Giant Food, Inc., Cl. A                                                             71,176
      16,500  Gillette Co.                                                                       855,938
       1,423  Great Atlantic & Pacific Tea Co., Inc.                                              31,128
       1,248  Handleman Co.                                                                        7,800
       1,136  Harland (John H.) Co.                                                               23,430
       3,817  *Harrahs Entertainment, Inc.                                                        94,948



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              CONSUMER NON-DURABLES--CONTINUED
       3,266  Hasbro, Inc.                                                                $       99,613
      13,599  Heinz (H.J.) Co.                                                                   433,468
         920  Helmerich & Payne                                                                   25,070
       2,890  Hershey Foods Corp.                                                                178,458
       1,795  Hilton Hotels Corp.                                                                116,002
      17,722  Home Depot, Inc.                                                                   786,414
       6,014  *Humana Inc.                                                                       168,392
       4,155  International Flavors & Fragrances, Inc.                                           212,424
       2,913  Interpublic Group of Cos., Inc.                                                    111,786
      24,028  Johnson & Johnson                                                                2,081,425
      17,006  K-Mart Corp.                                                                       131,796
       8,187  Kellogg Co.                                                                        625,282
       1,367  *King World Productions Inc.                                                        54,167
       1,859  Knight-Ridder, Inc.                                                                119,906
       4,561  *Kroger Co.                                                                        152,793
      10,321  Laidlaw Inc.                                                                        95,469
      10,256  Lilly (Eli) & Co.                                                                1,020,472
      13,300  Limited, Inc. (The)                                                                237,737
       2,787  Liz Claiborne, Inc.                                                                 81,868
       2,193  Loews Corp.                                                                        336,626
         770  Long's Drug Stores, Inc.                                                            30,607
       5,954  Lowe's Companies                                                                   187,551
         883  Luby's Cafeterias, Inc.                                                             19,426
       2,324  Manor Care, Inc.                                                                    75,820
       8,229  Mattel, Inc.                                                                       230,412
       9,248  May Department Stores Co.                                                          403,444
      25,824  McDonald's Corp.                                                                 1,152,396
       1,855  McGraw-Hill, Inc.                                                                  155,356
       8,599  Medtronic, Inc.                                                                    471,870
       3,903  Melville Corp.                                                                     121,481
       1,371  Mercantile Stores Co., Inc.                                                         63,752
      46,047  Merck & Co., Inc.                                                                2,849,158
       1,023  Meredith Corp.                                                                      40,281
       5,511  Morton International Inc.                                                          190,818
       3,612  New York Times Co. (The), Cl. A                                                    106,554
       5,382  Nike, Inc., Cl. B                                                                  312,156
       3,062  Nordstrom, Inc.                                                                    120,184
       1,817  Ogden Corp.                                                                         38,611



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              CONSUMER NON-DURABLES--CONTINUED
       8,462  Penney (J.C.) Co., Inc.                                                     $      396,656
       5,885  Pennsylvania Power & Light                                                         146,389
      29,324  PepsiCo, Inc.                                                                    1,620,151
      23,516  Pfizer, Inc.                                                                     1,363,928
      31,268  Philip Morris Cos., Inc.                                                         2,743,767
       3,154  Pioneer Hi-Breed International Inc.                                                180,567
       1,675  Polaroid Corp.                                                                      77,259
       7,253  *Price/Costco Inc.                                                                 120,581
      25,593  Procter & Gamble Co.                                                             2,210,595
       3,596  Providian Corp.                                                                    144,290
       4,980  Quaker Oats Co.                                                                    173,055
       3,725  Ralston Purina Co.                                                                 238,400
       2,979  Reebok International Ltd.                                                           77,454
       3,141  Rite-Aid Corp.                                                                      98,156
       6,002  Rubbermaid Inc.                                                                    165,055
       1,453  Russell Corp.                                                                       38,686
       1,971  *Ryan's Family Steakhouses, Inc.                                                    14,536
       2,150  Safety-Kleen Corp.                                                                  30,638
       2,596  St. Jude Medical Inc.                                                              102,542
      17,859  Sara Lee Corp.                                                                     575,953
      13,853  Schering-Plough Corp.                                                              794,816
      13,885  Seagram Co., Ltd.                                                                  506,803
      14,459  Sears, Roebuck & Co.                                                               569,323
       3,575  Service Corp. International                                                        145,234
         860  Shared Medical Systems Corp.                                                        37,302
       1,541  *Shoney's Inc.                                                                      16,566
         748  Springs Industries, Inc.                                                            31,416
       1,849  Stride Rite Corp.                                                                   16,179
       2,601  SuperValu Stores, Inc.                                                              83,882
       6,790  Sysco Corp.                                                                        207,944
       2,696  TJX Companies, Inc. (The)                                                           44,821
      24,306  *Tele-Communications, Inc., Cl. A                                                  449,661
       2,088  Temple-Inland Inc.                                                                  94,743
       7,437  *Tenet Healthcare Corp.                                                            132,936
      14,375  Time Warner Inc.                                                                   575,000
       4,174  Times Mirror Co.                                                                   135,655
      10,326  *Toys "R" Us, Inc.                                                                 240,080
       2,451  Tribune Co.                                                                        158,089



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              CONSUMER NON-DURABLES--CONTINUED
       7,287  UST Inc.                                                                    $      237,738
       5,959  Unilever N.V.                                                                      791,802
       6,447  United Healthcare Corp.                                                            405,355
       5,730  U.S. Healthcare, Inc.                                                              260,715
       2,119  United States Surgical Corp.                                                        53,240
       2,361  V.F. Corp.                                                                         122,772
      85,549  Wal-Mart Stores, Inc.                                                            2,053,176
       9,164  Walgreen Co.                                                                       266,902
       5,020  Warner-Lambert Co.                                                                 448,035
       3,799  Wendy's International, Inc.                                                         78,354
       3,907  Whitman Corp.                                                                       85,954
       2,050  Willamette Industries Inc.                                                         124,025
       2,824  Winn-Dixie Stores, Inc.                                                            181,089
       4,934  *Woolworth (F.W.) Corp.                                                             74,010
       4,328  Wrigley (Wm.), Jr. Co.                                                             203,957
                                                                                          --------------
              Total                                                                           53,847,694
                                                                                          --------------
              ENERGY--8.5%
       3,462  Amerada-Hess Corp.                                                                 164,445
      18,485  Amoco Corp.                                                                      1,252,359
       2,310  Ashland Oil, Inc.                                                                   80,561
       5,987  Atlantic Richfield Co.                                                             648,841
       5,251  Baker Hughes, Inc.                                                                 106,989
       4,711  Burlington Resources, Inc.                                                         181,374
      24,276  Chevron Corp.                                                                    1,198,627
       3,903  Coastal Corp.                                                                      129,775
       3,466  Consolidated Natural Gas Co.                                                       153,804
       6,785  Dresser Industries, Inc.                                                           160,296
       2,493  Enserch Corp.                                                                       38,642
      46,253  Exxon Corp.                                                                      3,578,826
       3,080  Fluor Corp.                                                                        200,200
       4,252  Halliburton Co.                                                                    184,431
       1,925  Kerr-McGee Corp.                                                                   111,409
       1,244  Louisiana Land & Exploration Co.                                                    48,516
       2,004  McDermott International, Inc.                                                       36,323
      14,733  Mobil Corp.                                                                      1,537,757
         334  NACCO Industries, Inc., Cl. A                                                       19,038
       4,599  Noram Energy Corp.                                                                  36,217



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              ENERGY--CONTINUED
      11,812  Occidental Petroleum Co.                                                    $      261,340
       3,846  *Oryx Energy Co.                                                                    50,479
       5,556  Panhandle Eastern Corp.                                                            157,652
       1,720  Pennzoil Co.                                                                        68,155
       9,754  Phillips Petroleum Co.                                                             324,320
       1,551  Pittston Company-Services Group                                                     47,306
       8,878  Placer Dome Inc.                                                                   219,731
      19,960  Royal Dutch Petroleum Co.                                                        2,562,365
       3,360  *Santa Fe Energy Resources, Inc.                                                    31,080
       9,021  Schlumberger, Ltd.                                                                 572,834
       3,216  Sonat, Inc.                                                                        103,716
       2,808  Sun Co., Inc.                                                                       77,922
       6,732  Tenneco, Inc.                                                                      323,136
       9,671  Texaco, Inc.                                                                       715,654
       9,083  Unocal Corp.                                                                       244,106
      11,065  USX Marathon Corp.                                                                 203,319
       3,769  Williams Companies, Inc. (The)                                                     158,298
                                                                                          --------------
              Total                                                                           15,989,843
                                                                                          --------------
              FINANCE--11.0%
       4,196  Aetna Life & Casualty Co.                                                          307,882
       4,361  Ahmanson (H.F.) & Co.                                                              116,657
       1,648  Alexander & Alexander Services                                                      36,050
      18,154  American Express Co.                                                               771,545
       7,626  American General Corp.                                                             258,331
      17,645  American International Group, Inc.                                               1,583,639
      14,692  Banc One Corp.                                                                     560,132
       4,140  Bank of Boston Corp.                                                               191,993
       7,104  Bank New York Inc.                                                                 334,776
      13,936  BankAmerica Corp.                                                                  886,678
       2,916  Bankers Trust New York Corp.                                                       189,175
       3,610  Barnett Banks, Inc.                                                                217,051
       1,968  Beneficial Corp.                                                                    99,876
       4,686  Boatmen's Bancshares Inc.                                                          181,582
       2,688  CIGNA Corp.                                                                        295,680
       6,624  Chase Manhattan Corp.                                                              403,236
       9,384  Chemical Banking Corp.                                                             563,040
       3,238  Chubb Corp.                                                                        314,896



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              FINANCE--CONTINUED
      14,800  Citicorp                                                                    $    1,047,100
       5,191  CoreStates Financial Corp.                                                         201,151
       6,289  Dean Witter Discover & Co.                                                         320,739
       6,731  Federal Home Loan Mortgage Corp.                                                   518,287
      10,157  Federal National Mortgage Association                                            1,112,192
       5,034  First Bank System, Inc.                                                            259,880
       3,353  First Chicago Corp.                                                                233,034
       3,011  First Fidelity Bancorporation                                                      220,932
       2,828  First Interstate Bancorp.                                                          378,952
       6,405  First Union Corp.                                                                  349,873
       5,257  Fleet/Norstar Financial Group, Inc.                                                219,480
       3,052  General Reinsurance Corp.                                                          456,656
       2,181  Golden West Financial Corp.                                                        111,504
       5,026  Great Western Financial Corp.                                                      128,163
       3,593  Household International, Inc.                                                      224,563
       1,808  Jefferson-Pilot Corp.                                                              128,594
       8,470  Keycorp                                                                            312,331
       3,869  Lincoln National Corp.                                                             180,876
       5,529  MBNA Corp.                                                                         223,233
       2,714  Marsh & McLennan Cos., Inc.                                                        235,440
       5,455  Mellon Bank Corp.                                                                  291,843
       6,552  Merrill Lynch & Co., Inc.                                                          364,455
       6,982  Morgan (J.P.) & Co., Inc.                                                          548,087
       2,850  Morgan Stanley & Co., Inc.                                                         245,813
       5,770  NBD Bancorp, Inc.                                                                  221,424
       5,457  National City Corp.                                                                176,670
      10,106  NationsBank Corp.                                                                  721,316
      12,058  Norwest Corp.                                                                      397,914
       8,503  PNC Bank Corp.                                                                     248,713
       1,956  Republic NY Corp.                                                                  123,228
       2,342  SAFECO Corp.                                                                       166,282
       3,142  St. Paul Companies, Inc.                                                           175,952
       3,953  Salomon, Inc.                                                                      143,790
       4,786  Shawmut National Corp.                                                             179,475
       4,287  SunTrust Banks, Inc.                                                               292,588
       2,664  Torchmark Corp.                                                                    113,220
       2,583  Transamerica Corp.                                                                 197,922
      11,905  Travelers Corp.                                                                    708,348



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              FINANCE--CONTINUED
       2,703  UNUM Corp.                                                                  $      146,300
       4,156  USF&G Corp.                                                                         71,691
       3,643  U.S. Bancorp.                                                                      123,407
       1,280  USLIFE Corp.                                                                        36,960
       6,374  Wachovia Corp.                                                                     286,830
       1,836  Wells Fargo & Co.                                                                  386,019
                                                                                          --------------
              Total                                                                           20,543,446
                                                                                          --------------
              INSURANCE--0.4%
      16,708  Allstate Corp.                                                                     685,028
                                                                                          --------------
              MATERIALS & SERVICES--8.1%
       4,153  Air Products & Chemicals, Inc.                                                     230,492
       8,363  Alcan Aluminum Ltd.                                                                277,024
       4,090  Alco Standard Corp.                                                                177,915
      10,590  Allied-Signal, Inc.                                                                500,378
       6,632  Aluminum Co. of America                                                            387,972
       3,056  *Alza Corp.                                                                         70,288
      13,156  Barrick Gold Corp                                                                  346,990
       1,917  Bemis, Inc.                                                                         50,082
       4,101  *Bethlehem Steel Corporation                                                        57,414
       1,751  Boise Cascade Corp.                                                                 65,225
       5,581  *Boston Scientific Corp                                                            226,030
       1,063  Centex Corp.                                                                        34,946
       3,470  Champion International Co.                                                         163,524
       8,525  Corning, Inc.                                                                      256,816
       1,122  Crane Co.                                                                           38,288
       3,357  *Crown Cork & Seal Co., Inc.                                                       140,574
       3,446  Cyprus Amax Minerals Co.                                                            94,765
       3,072  Deluxe Corp.                                                                        84,864
      10,012  Dow Chemical Co.                                                                   709,601
      20,565  Du Pont (E.I.) de Nemours & Co., Inc.                                            1,367,573
       4,167  Echo Bay Mines Ltd.                                                                 43,233
       2,396  Ecolab, Inc.                                                                        68,885
       5,308  Engelhard Corp.                                                                    124,074
       1,361  *FMC Corp.                                                                         100,544
       1,714  Fleetwood Enterprises, Inc.                                                         41,136
       1,760  General Signal Corp.                                                                56,760
       3,373  Georgia-Pacific Corp.                                                              262,251



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              MATERIALS & SERVICES--CONTINUED
         964  Goodrich (B.F.) Co.                                                         $       67,601
       3,508  Grace (W.R.) & Co.                                                                 213,111
       2,471  Great Lakes Chemical Corp.                                                         175,750
       2,700  Harcourt General, Inc.                                                             108,675
       4,151  Hercules, Inc.                                                                     227,786
       5,135  Homestake Mining Co.                                                                84,728
       4,310  *ITT Corp.                                                                         528,514
       4,356  Inco. Ltd.                                                                         155,183
       1,810  Inland Steel Industries, Inc.                                                       47,286
       9,429  International Paper Co.                                                            359,481
       3,047  James River Corp. of Virginia                                                       95,981
       5,968  Kimberly-Clark Corp.                                                               458,790
       4,014  Louisana-Pacific Corp.                                                             108,378
       4,548  Marriott International, Inc.                                                       169,413
       5,840  Masco Industries, Inc.                                                             172,280
       2,109  Mead Corp.                                                                         120,477
       1,683  Milipore Corp.                                                                      62,692
      15,636  Minnesota Mining & Manufacturing Co.                                             1,024,158
       4,249  Monsanto Co.                                                                       486,511
       3,706  Moore Corp. Ltd.                                                                    66,245
       2,529  Nalco Chemical Co.                                                                  77,451
       5,881  Newell Co.                                                                         155,111
       3,206  Newmont Mining Corp.                                                               138,259
       3,255  Nucor Corp.                                                                        162,343
       1,764  *Owens-Corning Fiberglass Corp.                                                     78,278
       7,691  PPG Industries, Inc.                                                               348,979
       4,329  Pall Corp.                                                                         117,424
       2,589  Phelps Dodge Corp.                                                                 175,728
       1,088  Potlatch Corp.                                                                      43,928
       5,136  Praxair, Inc.                                                                      149,586
       2,255  Premark International, Inc.                                                        115,005
       2,338  Reynolds Metals Co.                                                                135,020
       2,520  Rohm & Haas Co.                                                                    151,830
       3,137  *Rowan Companies, Inc.                                                              23,528
       4,891  Santa Fe Pacific Gold Corp.                                                         58,692
       5,639  Scott Paper Co.                                                                    322,128
       3,171  Sherwin-Williams Co.                                                               125,651
       1,856  Sigma Aldrich                                                                       91,408



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              MATERIALS & SERVICES--CONTINUED
       1,494  Snap-On Tools Corp.                                                         $       66,110
       3,564  Stone Container Corp.                                                               55,688
       2,067  Teledyne, Inc.                                                                      50,125
          20  Teledyne, Inc. (pfd stock)                                                             265
       5,686  Tyco International Finance                                                         178,398
       3,043  USX--U.S. Steel Group                                                               99,278
       2,608  Union Camp Corp.                                                                   128,118
       5,111  Union Carbide Corp.                                                                202,523
       1,555  *Varity Corp.                                                                       60,256
      18,013  WMX Technologies, Inc.                                                             531,384
       3,757  Westvaco Corp.                                                                     102,848
       7,670  Weyerhaeuser Co.                                                                   347,068
       3,381  Worthington Industries, Inc.                                                        66,352
                                                                                          --------------
              Total                                                                           15,069,446
                                                                                          --------------
              NON-ENERGY--0.1%
       3,943  *ARMCO Inc.                                                                         22,672
       1,571  ASARCO Inc.                                                                         55,574
                                                                                          --------------
              Total                                                                               78,246
                                                                                          --------------
              PROCESS INDUSTRIES--0.2%
       1,984  Avery Dennison Corp.                                                                94,488
       1,123  Ball Corp.                                                                          32,146
       3,102  Eastman Chemical Co.                                                               203,569
       1,579  Federal Paper Board Co.                                                             82,108
                                                                                          --------------
              Total                                                                              412,311
                                                                                          --------------
              TECHNOLOGY--13.6%
       3,839  *Advanced Micro Devices, Inc.                                                       78,699
       7,029  Alltel Corp                                                                        207,356
       4,394  *Amdahl Corp.                                                                       41,743
       9,855  *Amgen, Inc.                                                                       489,054
       8,099  AMP, Inc.                                                                          324,972
       1,433  *Andrew Corp.                                                                       61,977
       4,511  Apple Computer, Inc.                                                               171,982
       6,236  *Applied Materials Inc.                                                            303,226
       1,775  Autodesk, Inc.                                                                      62,569
       5,369  Automatic Data Processing, Inc.                                                    427,507
       4,331  *Biomet Inc.                                                                        80,124



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              TECHNOLOGY--CONTINUED
      12,714  Boeing Co.                                                                  $      926,533
       2,667  *Cabletron Systems Inc.                                                            221,361
       1,698  *Ceridian Corp.                                                                     71,316
       9,992  *Cisco Systems, Inc.                                                               840,577
       9,732  *COMPAQ Computer Corp.                                                             481,734
       8,944  Computer Associates International, Inc.                                            585,832
       2,040  *Computer Sciences Corp.                                                           148,410
         928  *Cray Research, Inc.                                                                22,272
       4,253  *DSC Communications Corp.                                                          168,525
       1,384  *Data General Corp.                                                                 16,781
       5,467  *Digital Equipment Corp.                                                           321,870
       1,981  EG&G, Inc.                                                                          38,134
       8,188  First Data Corp.                                                                   581,348
       2,345  General Dynamics Corp.                                                             139,821
       1,448  Harris Corp.                                                                        83,441
      18,990  Hewlett-Packard Co.                                                              1,573,796
      30,654  Intel Corp.                                                                      1,866,062
       1,698  *Intergraph Corp.                                                                   29,184
      21,170  International Business Machines Corp.                                            2,045,551
       1,519  Johnson Controls Inc.                                                              105,191
       7,435  Lockheed Martin Corp.                                                              545,543
       6,294  Loral Corp.                                                                        213,209
      25,316  MCI Communications Corp.                                                           677,203
       2,854  Mallinckrodt Group, Inc.                                                            97,393
       4,253  McDonnell-Douglas Corp.                                                            379,049
       7,638  Micron Technology Inc.                                                             418,181
      21,623  *Microsoft Corp.                                                                 1,883,904
      21,910  Motorola, Inc.                                                                   1,341,987
       4,624  *National Semiconductor Co.                                                         98,838
       9,435  Northern Telecom, Ltd.                                                             380,938
       1,837  Northrop-Grumman Corp.                                                             112,976
      13,630  *Novell, Inc.                                                                      230,006
      16,047  *Oracle Systems Corp.                                                              728,133
       1,559  Perkin-Elmer Corp.                                                                  56,124
      18,755  Pharmacia & Upjohn Inc.                                                            672,836
       5,620  Pitney Bowes, Inc.                                                                 251,495
       9,176  Raytheon Co.                                                                       408,332
       8,062  Rockwell International Corp.                                                       395,038



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              TECHNOLOGY--CONTINUED
       2,856  Scientific-Atlanta, Inc.                                                    $       45,339
       5,904  *Silicon Graphics Inc.                                                             215,496
      12,975  Sprint Corp.                                                                       519,000
       3,554  *Sun Microsystems                                                                  298,980
       2,424  TRW, Inc.                                                                          181,497
       4,329  *Tandem Computers, Inc.                                                             54,113
       2,427  Tandy Corp.                                                                        115,586
       1,204  Tektronix, Inc.                                                                     64,866
       3,237  Tellabs Inc.                                                                       127,052
       6,931  Texas Instruments, Inc.                                                            401,132
       3,168  Textron, Inc.                                                                      242,748
         731  Thomas & Betts Corp.                                                                53,637
       6,366  *Unisys Corp.                                                                       41,379
       4,594  United Technologies Corp.                                                          430,688
      13,393  *Viacom Inc.                                                                       646,212
       3,983  Xerox Corp.                                                                        546,169
                                                                                          --------------
              Total                                                                           25,392,027
                                                                                          --------------
              TRANSPORTATION--1.5%
       2,830  *AMR Corp.                                                                         216,848
       5,286  Burlington Northern Inc.                                                           426,184
       3,914  CSX Corp.                                                                          342,964
       2,917  Conrail Inc.                                                                       203,825
       1,613  Consolidate Freightways, Inc.                                                       42,341
       1,890  Delta Air Lines, Inc.                                                              146,711
       2,088  *Federal Express Corp.                                                             156,078
       4,918  Norfolk Southern Corp.                                                             387,293
       1,455  Roadway Services, Inc.                                                              73,477
       2,935  Ryder Systems, Inc.                                                                 70,073
       5,346  Southwest Airlines Co.                                                             133,650
       7,643  Union Pacific Corp.                                                                517,813
       2,193  *U.S. Air Group, Inc.                                                               29,331
       1,047  *Yellow Corp.                                                                       12,564
                                                                                          --------------
              Total                                                                            2,759,152
                                                                                          --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

   Shares                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              UTILITIES--10.4%
      58,897  AT & T Corp                                                                 $    3,887,202
      18,404  *Airtouch Communications, Inc.                                                     536,016
       6,908  American Electric Power Co., Inc.                                                  259,913
      20,594  Ameritech Corp.                                                                  1,132,670
       5,493  Baltimore Gas & Electric Co.                                                       146,251
      16,247  Bell Atlantic Corp.                                                              1,023,561
      36,960  BellSouth Corp.                                                                  1,436,820
       5,826  Carolina Power & Light Co.                                                         191,529
       7,118  Central & SouthWest Corp.                                                          191,296
       5,775  Cinergy Corp.                                                                      170,362
       1,882  *Columbia Gas System, Inc.                                                          81,396
       8,747  Consolidated Edison Co.                                                            252,569
       5,386  Detroit Edison Co.                                                                 175,718
       6,430  Dominion Resources, Inc.                                                           254,788
       7,627  Duke Power Co.                                                                     342,261
         750  Eastern Enterprises                                                                 24,375
       9,370  Enron Corp.                                                                        351,375
       8,480  Entergy Corp.                                                                      236,380
       6,909  FPL Group, Inc.                                                                    299,678
      36,116  GTE Corp.                                                                        1,539,444
       4,287  General Public Utilities Corp.                                                     135,576
       4,890  Houston Industries, Inc.                                                           223,717
       5,373  Niagara Mohawk Power Corp.                                                          53,058
       1,892  NICOR, Inc.                                                                         48,010
       2,510  Northern States Power Co.                                                          117,970
      15,846  NYNEX Corp.                                                                        786,357
       5,681  Ohio Edison Co.                                                                    129,242
       1,006  Oneok, Inc.                                                                         23,641
       8,257  PECO Energy Co.                                                                    239,453
       3,048  Pacific Enterprises                                                                 81,534
      15,797  Pacific Gas & Electric Co.                                                         434,417
      15,772  Pacific Telesis Group                                                              473,160
      10,584  Pacificorp                                                                         207,711
       1,299  People's Energy Corp.                                                               39,619
       9,111  Public Service Enterprise Group, Inc.                                              269,913
      22,622  SBC Communications Inc.                                                          1,221,588
      16,654  SCEcorp.                                                                           260,218
      24,776  Southern Co.                                                                       566,751



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

 Shares or
 Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
              UTILITIES--CONTINUED
       8,409  Texas Utilities Co.                                                         $      323,746
       7,991  Unicom Corp.                                                                       255,712
       3,802  Union Electric Co.                                                                 152,555
      17,523  U.S. West, Inc. (communications)                                                   547,594
      17,523  U.S. West, Inc. (media)                                                            315,414
                                                                                          --------------
              Total                                                                           19,440,560
                                                                                          --------------
              Total Common Stocks (identified cost $123,800,622)                             167,337,019
                                                                                          --------------
U.S. Treasury Obligations--2.1%
              U.S. TREASURY BILLS--2.1%
$  3,850,000  12/14/1995 (identified cost $3,842,605)                                          3,842,223
                                                                                          --------------
U.S. Government Agencies--7.6%
              FEDERAL FARM CREDIT BANK DISCOUNT NOTES--0.3%
     600,000  5.58%, 12/15/1995                                                                  598,668
                                                                                          --------------
              FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT NOTES--1.5%
   1,000,000  5.59%, 12/13/1995                                                                  998,090
     300,000  5.55%, 12/15/1995                                                                  299,334
   1,500,000  5.68%, 12/14/1995                                                                1,496,923
                                                                                          --------------
              Total                                                                            2,794,347
                                                                                          --------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES--5.8%
   9,500,000  5.56%, 12/12/1995                                                                9,483,470
   1,200,000  5.59%, 12/13/1995                                                                1,197,720
     200,000  5.58%, 12/15/1995                                                                  199,558
                                                                                          --------------
              Total                                                                           10,880,748
                                                                                          --------------
              Total U.S. Government Agencies (identified cost $14,274,306)                    14,273,763
                                                                                          --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

 Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
**Repurchase Agreement--0.4%
$    834,681  Daiwa, Inc., 5.90%, dated 11/30/95, due 12/1/95
              (at amortized cost)                                                         $      834,681
                                                                                          --------------
              Total Investments (identified cost $142,752,214)+                           $  186,287,686
                                                                                          --------------


 + The cost of investments for federal tax purposes amounts to $142,792,323. The net unrealized appreciation of investments on a federal tax basis amounts to $43,495,363 which is comprised of $46,473,668 appreciation and $2,978,305 depreciation at November 30, 1995.

 * Non-income producing security.

** The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Note: The categories of investments are shown as a percentage of net assets
      ($186,841,404) at November 30, 1995.

Note: The fund is required to deposit cash or U.S. Government Securities as collateral for the S&P 500 Index Futures.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Total Investments at value (identified cost $142,752,214,
and tax cost $142,792,323)                                                                $  186,287,686
Income receivable                                                                                442,713
Receivable for investments sold                                                                  307,745
Receivable for shares sold                                                                       215,380
Deferred expenses                                                                                 26,083
                                                                                          --------------
     Total assets                                                                            187,279,607
Liabilities:
Payable for investments purchased                                             $  328,048
Payable for shares redeemed                                                       35,078
Payable for daily variation margin                                                25,672
Accrued expenses                                                                  49,405
                                                                              ----------
     Total liabilities                                                                           438,203
                                                                                          --------------
Net Assets for 13,717,964 shares outstanding                                              $  186,841,404
                                                                                          --------------
Net Assets Consist of:
Paid-in capital                                                                           $  131,757,373
Net unrealized appreciation of investments and futures contracts                              44,341,628
Accumulated net realized gain on investments and futures contracts                             9,959,531
Undistributed net investment income                                                              782,872
                                                                                          --------------
     Total Net Assets                                                                     $  186,841,404
                                                                                          --------------
Net Asset Value and Redemption Proceeds Per Share:
($186,841,404 / 13,717,964 shares outstanding)                                                    $13.62
                                                                                          --------------
Offering Price Per Share (100/95.50 of $13.62)*                                                   $14.26
                                                                                          --------------


 *See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND
                            STATEMENT OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Dividends                                                                                  $   4,306,941
Interest                                                                                         909,177
                                                                                           -------------
     Total income                                                                              5,216,118
Expenses:
Investment advisory fee                                                        $  545,415
Administrative personnel and services fee                                         163,299
Custodian fees                                                                     36,361
Transfer and dividend disbursing agent fees and expenses                           32,774
Trustees' fees                                                                     13,123
Auditing fees                                                                      15,505
Legal fees                                                                         15,921
Portfolio accounting fees                                                          76,703
Share registration costs                                                           26,598
Printing and postage                                                               19,683
Insurance premiums                                                                  7,800
Miscellaneous                                                                      15,643
                                                                               ----------
     Total expenses                                                               968,825
Waiver of investment advisory fee                                                 (97,171)
                                                                               ----------
       Net expenses                                                                              871,654
                                                                                           -------------
          Net investment income                                                                4,344,464
                                                                                           -------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and futures contracts                                         9,977,764
Net change in unrealized appreciation of investments and
futures contracts                                                                             42,222,143
                                                                                           -------------
     Net realized and unrealized gain on investments and futures contracts                    52,199,907
                                                                                           -------------
          Change in net assets resulting from operations                                   $  56,544,371
                                                                                           -------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                 Year Ended November 30,       1995            1994
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                     $    4,344,464  $    4,099,231
Net realized gain (loss) on investments and futures
contracts ($10,975,465 and $449,877, respectively,
as computed for federal tax purposes)                                          9,977,764         596,542
Net change in unrealized appreciation (depreciation) of investments and
futures contracts                                                             42,222,143      (3,907,225)
                                                                          --------------  --------------
     Change in net assets resulting from operations                           56,544,371         788,548
                                                                          --------------  --------------
Distributions to Shareholders--
Distributions from net investment income                                      (4,345,032)     (3,872,917)
Distributions from net realized gains                                           (598,243)       (255,437)
                                                                          --------------  --------------
     Change in net assets resulting from distributions to shareholders        (4,943,275)     (4,128,354)
                                                                          --------------  --------------
Share Transactions--
Proceeds from sale of shares                                                  42,901,737      53,300,273
Net asset value of shares issued to shareholders in payment of distri-
butions declared                                                               4,807,483       4,124,935
Cost of shares redeemed                                                      (96,320,658)    (19,499,382)
                                                                          --------------  --------------
     Change in net assets resulting from share transactions                  (48,611,438)     37,925,826
                                                                          --------------  --------------
          Change in net assets                                                 2,989,658      34,586,020
Net Assets:
Beginning of period                                                          183,851,746     149,265,726
                                                                          --------------  --------------
End of period (including undistributed net investment income of $782,872
and $783,440, respectively)                                               $  186,841,404  $  183,851,746
                                                                          --------------  --------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           Year Ended November 30,    1995       1994       1993(a)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $   10.27  $   10.47   $   10.00
Income from investment operations
  Net investment income                                                  0.28       0.25        0.15
  Net realized and unrealized gain (loss) on investments and
  futures contracts                                                      3.37      (0.19)       0.43
                                                                    ---------  ---------  -----------
  Total from investment operations                                       3.65       0.06        0.58
                                                                    ---------  ---------  -----------
Less distributions
  Distributions from net investment income                              (0.27)     (0.24)      (0.11)
  Distributions from net realized gain on investments                   (0.03)     (0.02)         --
                                                                    ---------  ---------  -----------
  Total distributions                                                   (0.30)     (0.26)      (0.11)
                                                                    ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                      $   13.62  $   10.27   $   10.47
                                                                    ---------  ---------  -----------
Total Return (b)                                                        36.15%      0.56%       5.80%
Ratios to Average Net Assets
  Expenses                                                               0.48%      0.46%       0.43%*
  Net investment income                                                  2.39%      2.44%       2.54%*
  Expense waiver/reimbursement (c)                                       0.05%      0.08%       0.12%*
Supplemental Data
  Net assets, end of period (000 omitted)                            $186,841   $183,852    $149,266
  Portfolio turnover                                                       60%         9%          9%


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 10, 1993 (date of initial public investment) to November 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND
                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

(1) ORGANIZATION

The Biltmore Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Biltmore Equity Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

     For the period ended November 30, 1995, the Fund had realized gains on futures contracts of $3,332,431.

     Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

     At November 30, 1995, the Fund had outstanding futures contracts as set forth below:

                                                             Unrealized
   Expiration             Contracts to                      Appreciation
      Date              Deliver/Receive         Position   (Depreciation)
-------------------------------------------------------------------------
   December 1995    62 S&P 500 Index Futures      Long        $806,156


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                       Year Ended November 30,     1995         1994
--------------------------------------------------------------------------------------------------------
Shares sold                                                                       3,643,231    5,136,588
Shares issued to shareholders in payment of
distributions declared                                                              423,558      393,713
Shares redeemed                                                                  (8,252,788)  (1,878,820)
                                                                                -----------  -----------
     Net change resulting from share transactions                                (4,185,999)   3,651,481
                                                                                -----------  -----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Asset Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .30 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and The Biltmore Municipal Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Wachovia Bank of North Carolina, N.A. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

ORGANIZATIONAL EXPENSES--Organizational expenses of $34,484 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following the Fund's effective date. For the period ended November 30, 1995, the Fund paid $5,833 pursuant to this agreement.

GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended November 30, 1995, were as follows:

Purchases                                                                                  $  106,831,793
                                                                                           --------------
Sales                                                                                      $  153,684,048
                                                                                           --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Biltmore Equity Index Fund (one of the portfolios comprising The Biltmore Funds) as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Equity Index Fund of The Biltmore Funds at November 30, 1995, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
January 15, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                        John W. McGonigle
Samuel E. Hudgins                                      President and Treasurer
J. Berkley Ingram, Jr.                                 Ronald M. Petnuch
D. Dean Kaylor                                         Vice President and Assistant Treasurer
Charles S. Way, Jr.                                    Peter J. Germain
                                                       Secretary
                                                       Gail Cagney
                                                       Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


Federated Securities Corp.
is the distributor of the fund.                         Cusip 090297817

831-11                                                  G01512-09(1/96)


                                ANNUAL REPORT
                                    DATED
                              NOVEMBER 30, 1995





                               JANUARY 31, 1996



                                   BILTMORE
                            EMERGING MARKETS FUND




                             WACHOVIA INVESTMENTS
                          MAKE YOURSELF COMFORTABLE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the first Annual Report to Shareholders of Biltmore Emerging Markets Fund. The report covers the period from December 26, 1994, when the fund began operation, through November 30, 1995. It begins with a brief commentary on the stock market from the fund's portfolio manager. Following the commentary are a complete listing of the fund's investments and its financial statements.

On your behalf, Biltmore Emerging Markets Fund pursues growth over the long term by investing in stocks of foreign companies located in emerging market countries. The fund's portfolio managers use a unique "two-tier, equal weighting" approach to selecting stocks for the fund. First-tier countries are those with a relatively high degree of liquidity, market capitalization and gross domestic product. By contrast, smaller countries comprise the second tier. Investment guidelines are established to take advantage of opportunities within each tier. This approach offers greater diversification than most emerging market funds, with the opportunity for better protection from unexpected negative developments in any one country.

At the end of the period, the fund's portfolio contained stocks issued by companies from 17 countries. It is important to remember that the performance of emerging market stocks does not correlate with the performance of U.S. stocks. This was particularly true during 1995, which saw the U.S. stock market soar to record levels. The total return for period from January 1, 1995 through November 30, 1995 was (11.50%) as measured by the IFC Investable Composite Index,* an unmanaged index that is used to measure the performance of emerging markets.

Despite an unfavorable international climate, Biltmore Emerging Markets Fund outperformed the overall international stock market during the period, achieving total return of figures based on net asset value and maximum offering price of 4.10% and (0.57%), respectively,** as its share price increased by $0.41 to reach $10.41 at the end of the period. Fund net assets ended the period at $71.2 million.

Thank you for selecting Biltmore Emerging Markets Fund to pursue long-term growth from a highly diversified portfolio of foreign stocks. We welcome your comments and suggestions.

Sincerely,

John W. McGonigle
President
January 15, 1996

 *The IFC Investable Composite Index is a market-capitalization-weighted foreign securities index, which is used to measure the performance of emerging markets (as defined by the World Bank) in Europe, Asia, Latin America, and Middle East/Africa. The index currently covers approximately 900 securities in 24 markets. This index is unmanaged, and investments cannot be made in an index.

**Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND

The investment environment for emerging markets was weak throughout the fiscal year, continuing the trend from 1994. Emerging markets from Latin America to Asia continued to be restrained by the lingering effects of the collapse of the Mexican peso. Strong U.S. equity markets put added pressure on emerging markets by attracting a greater share of investment dollars. The total return of the IFC Investable Composite Index for the period from January 1, 1995 through November 30, 1995 was (11.50%).

The Biltmore Emerging Markets Fund utilized a two-tiered, broadly diversified investment philosophy to minimize the effect of the market's downturn. The Fund also used the period of declining values to establish initial positions at attractive prices.

On November 30, 1995, the Fund's investments were distributed along the following geographical lines: 51.5% in Asia, another 36.2% in Latin America and 12.3% in Europe. The largest holdings were in Argentina (8.2%), Brazil (8.5%), Malaysia (6.8%), Mexico (7.4%) and Thailand (7.3%). On November 30, 1995, the Fund's net assets totaled $71.2 million. The net asset value per share was $10.41.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND

          GROWTH OF $10,000 INVESTED IN BILTMORE EMERGING MARKETS FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Biltmore Emerging Markets Fund (the "Fund") from December 26, 1994 (start of performance) to November 30, 1995 compared to the IFC Investable Composite Index (Total Return Series) (IFCI).+


"Graphic representation "A" omitted.  See Appendix."


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The IFCI has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

  Total return for shareholders purchasing shares of the Fund at net asset value without a sales charge, including accounts purchasing shares through the Trust Division of the Wachovia Banks, is 4.10% for the period December 26, 1994 (start of performance) through November 30, 1995, as reflected in the Financial Highlights section of the Fund's prospectus.

+The IFCI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND
                            PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

   Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--71.3%
               ARGENTINA--8.2%
       70,000  Astra CIA Argentina De Petroleo, S.A.                                       $     119,048
       14,160  Banco de Galicia Y Buenos Aires, ADR                                              277,890
       14,500  Banco Frances del Rio de La Plata, ADR                                            378,813
       15,800  Buenos Aires Embotelladora, S.A., ADR                                             400,925
        6,000  Capex, S.A., ADR                                                                   67,500
       40,333  Ciadea, S.A.                                                                      173,501
       75,000  Comercial del Plata, S.A.                                                         182,323
       36,000  Molinos Rio de la Plata                                                           279,112
       29,600  Naviera Perez Companc, Class A                                                    143,617
      173,528  Naviera Perez Companc, Class B                                                    841,948
      370,000  Siderca, S.A.                                                                     311,665
       13,600  Telecom Argentina Stet-France Telecom S.A., ADR                                   595,000
       21,300  Telefonica de Argentina, ADR                                                      521,850
       32,500  Transportadora de Gas Del Sur, ADR                                                353,438
       62,000  YPF Sociedad Anonima, ADR                                                       1,209,000
                                                                                           -------------
               Total Argentina                                                                 5,855,630
                                                                                           -------------
               BRAZIL--0.8%
       22,000  Aracruz Celulose, ADR                                                             198,000
      725,000  Light Servicos de Electricidade, S.A.                                             217,628
       29,300  Souza Cruz, S.A.                                                                  174,387
                                                                                           -------------
               Total Brazil                                                                      590,015
                                                                                           -------------
               CHILE--4.0%
        9,000  Banco O'Higgins, ADR                                                              166,500
        5,000  Banco Osorno Y La Union, ADR                                                       61,875
        6,275  Chilgener, S.A., ADR                                                              147,463
        6,800  Compania Cervecerias Unidas, S.A., ADR                                            148,750
        9,000  Compania de Telecomucicacones de Chile, ADR                                       649,125
        8,000  Cristalerias de Chile, ADR                                                        178,000
        5,500  Embotelladora Andina, ADR                                                         175,313
       21,675  Empresas Nacional de Electricidade, ADR                                           433,500
       12,000  Enersis, S.A., ADR                                                                307,500
        7,400  Madeco, S.A., ADR                                                                 174,825
       13,300  Maderas Y Sinteticos Sociedad, ADR                                                221,113


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND

   Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
               CHILE--CONTINUED
        4,500  Sociedad Quimica Minera de Chile, ADR                                       $     198,000
                                                                                           -------------
               Total Chile                                                                     2,861,964
                                                                                           -------------
               CHINA--2.3%
    1,200,000  Harbin Power Equipment Co.                                                        203,235
       11,500  Huaneng Power International Inc., ADR                                             182,563
    1,500,000  Maanshan Iron & Steel                                                             246,286
    1,600,000  Qingling Motors                                                                   395,092
      700,000  Shanghai Haixing Shipping Co.                                                      50,679
        6,750  Shanghai Petrochemical Corp., ADR                                                 186,469
    1,600,000  Yizheng Chemical Fibre Co. Ltd.                                                   390,955
                                                                                           -------------
               Total China                                                                     1,655,279
                                                                                           -------------
               GREECE--3.8%
       12,220  Aegek, S.A.                                                                       104,512
        8,695  Alpha Credit Bank                                                                 499,723
        2,500  Alpha Leasing, S.A.                                                                62,936
        4,200  Commercial Bank of Greece, S.A.                                                   145,272
        7,120  Delta Dairy, S.A.                                                                 129,868
       11,120  Ergo Bank, S.A.                                                                   431,359
        6,380  Goody's, S.A.                                                                      98,808
        3,550  Hellas Can Packaging S.A.                                                          70,421
       13,000  Hellenic Bottling Co., S.A.                                                       379,718
        5,000  Hellenic Sugar Industries, S.A.                                                    65,878
        6,200  Hellenic Technodomiki                                                             130,285
        4,800  Heracles General Cement, S.A.                                                      45,995
        4,250  Intracom, S.A.                                                                     91,452
       10,100  Michaniki, S.A.                                                                   125,645
        3,000  National Bank of Greece                                                           141,212
        4,850  Titan Cement Co., S.A.                                                            181,411
                                                                                           -------------
               Total Greece                                                                    2,704,495
                                                                                           -------------
               HONG KONG--5.8%
      215,000  Amoy Properties Ltd.                                                              205,691
       80,000  Cheung Kong (Holdings) Ltd.                                                       455,080
       90,000  China Light & Power Co. Ltd.                                                      423,535
      195,000  Citic Pacific Ltd.                                                                613,873
       75,000  Guoco Group Ltd.                                                                  355,855
       30,000  Hong Kong Electric Ltd.                                                           100,648



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND

   Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
               HONG KONG--CONTINUED
       10,000  Hong Kong Telecommunications, ADR                                           $     171,250
       46,000  HSBC Holdings                                                                     677,966
      110,000  Hutchison Whampoa Ltd.                                                            621,469
       65,000  Sun Hung Kai Properties Ltd.                                                      523,116
                                                                                           -------------
               Total Hong Kong                                                                 4,148,483
                                                                                           -------------
               HUNGARY--0.2%
        4,000  Gedeon Richter Ltd., GDR                                                           67,000
        5,000  Mol Magyar Olaj Es Gazipar                                                         41,500
                                                                                           -------------
               Total Hungary                                                                     108,500
                                                                                           -------------
               INDIA--2.5%
       69,500  Arvind Mills, GDR                                                                 220,663
        4,700  Bajaj Auto, GDR                                                                    98,230
        4,500  Grasim Industries, GDR                                                             74,250
       10,000  Hindalco Industries Ltd., GDR                                                     267,500
        5,500  Indian Hotels Co. (The), GDR                                                       95,590
       14,500  Indian Petrochemicals, GDR                                                        119,625
       14,000  Larsen & Toubro Limited, GDR                                                      217,000
        2,000  Ranbaxy Laboratories, Ltd., GDR                                                    36,500
       15,500  Reliance Industries Ltd., GDR                                                     194,680
          800  Tata Electric Companies, GDR                                                      240,000
        8,400  Tata Engineering and Locomotive Company Limited, GDR                               94,500
       57,500  Videocon International Ltd., GDR                                                  112,125
                                                                                           -------------
               Total India                                                                     1,770,663
                                                                                           -------------
               INDONESIA--5.0%
      240,000  PT Astra International                                                            478,213
       40,500  PT Bank Bali                                                                       79,812
      218,750  PT Bank Dagang Nasional Indonesia                                                 182,012
      175,000  PT Barito Pacific Timber                                                          128,367
       29,500  PT Ciputra Development                                                             53,613
       55,000  PT Hanjaya Mandala Sampoerna                                                      551,566
      340,992  PT Indah Kiat Pulp & Paper Corp.                                                  246,392
       50,000  PT Indocement Tunggal Perkasa                                                     169,696
       60,000  PT Indofood Sukses Makmur                                                         262,755
       10,000  PT Indosat, ADR                                                                   342,500
       45,000  PT Kalbe Farma                                                                    142,873
      300,000  PT Mayora Indah                                                                   203,635



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND

   Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
               INDONESIA--CONTINUED
       60,000  PT Modern Photo Film Co.                                                    $     341,581
      140,000  PT Semen Gresik                                                                   343,333
                                                                                           -------------
               Total Indonesia                                                                 3,526,348
                                                                                           -------------
               MALAYSIA--6.8%
       32,000  Ammb Holdings, BHD                                                                331,100
       60,000  Genting, BHD                                                                      517,935
       55,000  Hume Industries, BHD                                                              247,142
       42,500  Land & General, BHD                                                                84,598
       63,000  Leader Universal Holdings, BHD                                                    167,619
       47,000  Malayan Banking, BHD                                                              372,369
       70,000  Malaysian International Shipping, BHD                                             171,068
       39,500  Oyl Industries, BHD                                                               288,037
       50,000  Perusahaan Otomobil Nasional, BHD (Proton)                                        168,506
      220,000  Renong, BHD                                                                       320,851
       50,000  Resorts World, BHD                                                                244,383
      200,000  Sime Darby, BHD                                                                   516,358
       70,000  Telekom Malaysia, BHD                                                             521,482
      155,000  Tenaga Nasional, BHD                                                              580,410
       50,000  UMW Holdings, BHD                                                                 117,264
       30,000  United Engineers, BHD                                                             186,835
                                                                                           -------------
               Total Malaysia                                                                  4,835,957
                                                                                           -------------
               MEXICO--7.4%
       23,000  Alfa, S.A.                                                                        271,666
       35,000  Altos Hornos De Mexico, S.A.                                                      209,489
      106,000  Cemex, S.A. de C.V.                                                               320,743
      210,000  Cifra, S.A. de C.V.                                                               221,287
       70,800  Corporacion Geo, S.A.                                                             200,138
       22,000  Desc Sociedad de Fomento Industrial, S.A. de C.V., ADR                            291,500
       30,000  Empresas ICA Sociedad Controladora, S.A. de C.V., ADR                             307,500
       13,500  Empresas La Moderna, S.A. de C.V., ADR                                            199,125
       65,000  Fomento Economico Mexicano, S.A. de C.V.                                          149,927
       70,000  Gruma, S.A. de C.V.                                                               193,232
       82,800  Grupo Carso, S.A. de C.V.                                                         459,328
       25,000  Grupo Elektra, S.A. de C.V., ADR                                                  171,875
       19,000  Grupo Embotelladora De Mexico, S.A., GDR                                          190,000
       60,000  Grupo Financiero Banamex Accival, S.A. de C.V. Class B                             92,047



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND

   Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
               MEXICO--CONTINUED
        2,250  Grupo Financiero Banamex Accival, S.A. de C.V. Class L                      $       3,193
       13,500  Grupo Televisa, S.A. de C.V., ADR                                                 291,938
       80,000  Industrias Penoles, S.A.                                                          348,772
       25,500  Kimberly Clark de Mexico, S.A. de C.V.                                            335,037
       90,000  Organizacion Soriana, S.A. de C.V.                                                 89,582
       28,500  Telefonos de Mexico, S.A., ADR                                                    940,500
                                                                                           -------------
               Total Mexico                                                                    5,286,879
                                                                                           -------------
               PANAMA--0.4%
        8,700  Pan American Beverage Inc., ADR                                                   280,575
                                                                                           -------------
               Total Panama                                                                      280,575
                                                                                           -------------
               PERU--3.1%
      203,328  Backus & Johnston                                                                 350,113
       21,474  Banco Wiese, ADR                                                                  142,265
       10,827  Cementos Lima                                                                     135,163
      343,300  CPT Telefonica Del Peru                                                           662,068
       18,305  CrediCorp, ADR                                                                    292,880
       44,683  Compania de Minas Buenaventura, S.A.                                              250,056
       17,483  Minsur, S.A.                                                                      123,427
       70,841  Southern Peru Copper Corp.                                                        280,558
                                                                                           -------------
               Total Peru                                                                      2,236,530
                                                                                           -------------
               PHILIPPINES--2.8%
      286,250  Ayala Land, Inc.                                                                  327,955
      500,000  JG Summit Holdings, Inc.                                                          137,483
       35,000  Manila Electric Co.                                                               270,002
       12,000  Metropolitan Bank and Trust Company                                               205,079
      508,750  Petron Corp.                                                                      233,149
        6,200  Philippine Long Distance Tele Co., ADR                                            347,200
       15,000  Philippine National Bank                                                          132,901
      116,000  San Miguel Corp.                                                                  372,121
                                                                                           -------------
               Total Philippines                                                               2,025,890
                                                                                           -------------
               PORTUGAL--3.9%
       49,700  Banco Comercial Portugues                                                         650,755
        6,600  Banco Espirito Santo e Comercial de Lisboa                                         94,472
       10,300  Banco Portugues de Investimentos                                                  114,822
        6,327  Banco Totta Y Acores                                                              102,042



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND

   Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
               PORTUGAL--CONTINUED
       17,740  Cimentos de Portugal, S.A. (Cimpor)                                         $     289,621
        5,600  Jeronimo Martins Sgps.                                                            302,902
        9,800  Modelo Continente Sgps.                                                           243,384
       14,330  Portugal Telecom Sgps.                                                            261,929
        9,300  Portugal Telecom, S.A., ADR                                                       174,375
        9,000  Sociedade de Construcoes Soares da Costa, S.A.                                    110,897
       22,000  Sonae Investimentos                                                               464,380
                                                                                           -------------
               Total Portugal                                                                  2,809,579
                                                                                           -------------
               SOUTH KOREA--3.8%
        8,600  Daewoo Securities Co.                                                             241,043
        9,000  Hyundai Motor Co., GDR                                                            147,375
       13,500  Korea Electric Power Corp.                                                        536,041
          150  Korea Mobile Telecommunications Corp.                                             126,244
        5,000  Korean Air Lines                                                                  164,796
       13,000  LG Chemicals Ltd.                                                                 268,215
       10,704  LG Electronics Inc., GDR                                                          138,082
        1,800  LG Information and Communications                                                 135,470
        2,000  Pohang Iron and Steel Co. Ltd.                                                    175,352
        3,000  Samsung Electronics Co.                                                           461,173
       13,000  Shinhan Bank                                                                      296,766
                                                                                           -------------
               Total South Korea                                                               2,690,557
                                                                                           -------------
               TAIWAN--0.7%
       11,150  Asia Cement, GDR                                                                  172,825
        6,000  China Steel Corp., GDR                                                             95,220
       20,000  President Enterprises Corp., GDR                                                  213,750
                                                                                           -------------
               Total Taiwan                                                                      481,795
                                                                                           -------------
               THAILAND--7.3%
       52,000  Bangkok Bank                                                                      553,895
       30,000  Bank of Ayudhya Public Co.                                                        162,162
      125,000  Finance One Public Co. Ltd.                                                       780,008
       27,000  Italian Thai Development                                                          251,113
      129,700  Krung Thai Bank PLC                                                               476,838
       22,000  Land & Houses Company                                                             323,529
       26,000  PTT Exploration and Production                                                    241,812
       23,000  Shinawatra Computer & Communications                                              533,863
        7,000  Siam Cement Co.                                                                   336,645



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND

   Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
               THAILAND--CONTINUED
      180,000  Telecomasia Corp.                                                           $     543,720
       47,000  Thai Airways International PLC                                                     80,326
       60,000  Thai Farmers Bank                                                                 534,181
       42,000  TPI Polene PLC                                                                    232,035
       11,000  United Communications Industries, Ltd.                                            131,161
                                                                                           -------------
               Total Thailand                                                                  5,181,288
                                                                                           -------------
               TURKEY--2.5%
      240,000  Adana Cimento Sanayii                                                              34,498
      612,000  Akbank, T.A.S.                                                                    147,544
      277,500  Altinyildiz Mensucat Ve Konfeksiyon Fabriklari, A.S.                               70,688
      185,000  Bagfas Bandirma Gubre Fabrikalari, A.S.                                            72,371
      250,000  Brisa Bridgestone Sabanci Lastik San. Ve Tic, A.S.                                 63,683
      310,500  Ege Biracilik Ve Malt Sanayii, A.S.                                                86,156
      198,000  Erciyas Biracilik Ve Malt Sanayii                                                 104,476
    1,460,000  Eregli Demir Ve Celik Fabrikalari, T.A.S.                                         131,496
    1,254,000  KOC Holding, A.S.                                                                 198,504
      109,000  Migros Turk, T.A.S.                                                               111,063
      472,000  Netas Telekomunik                                                                 124,527
      310,000  Petkim Petrokimya Holding, A.S.                                                   172,034
      715,000  Petrol Ofisi, A.S.                                                                118,386
      135,000  Tat Konserve Sanayii, A.S.                                                         78,603
      540,000  Tofas Otomobil Ticaret, A.S.                                                       60,917
      465,000  Tupras Turkiye Petrol Rafinerileri, A.S.                                           73,608
      791,000  Turkiye Garanti Bankasi, A.S.                                                      57,569
      835,000  Yapi Ve Kredi Bankasi, A.S.                                                        50,136
                                                                                           -------------
               Total Turkey                                                                    1,756,259
                                                                                           -------------
               Total Common Stocks (identified cost, $54,489,929)                             50,806,686
                                                                                           -------------
Prefered Stocks--7.7%
               BRAZIL--7.7%
   35,707,667  Banco Bradesco, S.A.                                                              308,621
    1,300,000  Banco Itau, S.A.                                                                  375,427
      490,000  Brasmotor, S.A.                                                                   102,960
    2,300,000  Centrais Electricas Brasileiras, S.A. Class B (Electrobras)                       647,552
      250,000  Centrais Eletricas Brasileiras, S.A. Class A (Eletrobras)                          70,904
      879,911  Cia Cervejaria Brahma                                                             347,010
   14,433,000  Cia Energetica de Minas Gerais (CEMIG)                                            319,704



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND

  Shares or
  Principal
   Amount                                                                                      Value
--------------------------------------------------------------------------------------------------------
Prefered Stocks--continued
               BRAZIL--CONTINUED
    4,180,000  Cia Vale Do Rio Doce                                                        $     679,288
   10,500,000  Lojas Americanas, S.A.                                                            229,759
    4,600,000  Petroleo Brasileiras, S.A. (Petrobras)                                            390,436
   22,000,000  Telecomunicacoes Brasileiras, S.A. (Telebras)                                   1,083,946
    3,395,000  Telecomunicacoes de Sao Paulo, S.A. (Telesp)                                      590,268
  400,000,000  Usinas Siderurgicas de Minas Gerais (Usiminas)                                    356,071
                                                                                           -------------
               Total Brazil                                                                    5,501,946
                                                                                           -------------
               GREECE--0.0%
        1,480  Aegek S.A.                                                                          8,860
                                                                                           -------------
               Total Greece                                                                        8,860
                                                                                           -------------
               Total Preferred Stocks (identified cost, $4,324,836)                            5,510,806
                                                                                           -------------
Convertible Bonds--2.1%
               TAIWAN--2.1%
$     250,000  Formosa Chemical, 1.75%, 7/19/2001                                                237,500
      200,000  Nan Ya Plastics, 1.75%, 7/19/2001                                                 197,000
      300,000  Pacific Construction, 2.125%, 10/1/1998                                           270,523
      300,000  Teco Electric and Machinery, 2.75%, 4/15/2004                                     225,000
      150,000  United Micro Electronics, 1.25%, 6/8/2004                                         198,375
      150,000  Walsin Lihwa Corp, 3.25%, 6/16/2004                                               136,500
      200,000  Yang Ming Marine, 2.00%, 10/6/2001                                                215,750
                                                                                           -------------
               Total Taiwan                                                                    1,480,648
                                                                                           -------------
               Total Convertible Bonds (identified cost, $1,626,783)                           1,480,648
                                                                                           -------------
Closed-End Investment Companies--6.4%
               HUNGARY 0.3%
        5,000  Hungarian Investment Company                                                      272,500
                                                                                           -------------
               Total Hungary                                                                     272,500
                                                                                           -------------
               INDIA--1.5%
       74,500  India Fund Inc.                                                                   651,875
       43,000  Morgan Stanley India Investment Fund                                              392,375
                                                                                           -------------
               Total India                                                                     1,044,250
                                                                                           -------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND

  Shares or
  Principal
   Amount                                                                                      Value
--------------------------------------------------------------------------------------------------------
Closed-End Investment Companies--continued
               KOREA--2.4%
       42,100  Korea Fund Inc.                                                             $     905,150
       74,666  Korean Investment Fund Inc.                                                       783,993
                                                                                           -------------
               Total Korea                                                                     1,689,143
                                                                                           -------------
               TAIWAN--2.2%
           90  Formosa Fund                                                                      661,500
       30,000  Formosa Growth Fund                                                               367,500
        7,000  Taipei Fund                                                                       514,500
                                                                                           -------------
               Total Taiwan                                                                    1,543,500
                                                                                           -------------
               Total Closed-End Investment Companies (identified cost, $4,875,863)             4,549,393
                                                                                           -------------
*Repurchase Agreement--9.8%
$   7,007,408  Daiwa Securities America, Inc., 5.90%, dated 11/30/1995,
               due 12/1/1995 (at amortized cost)                                               7,007,408
                                                                                           -------------
               Total Investments (identified cost, $72,324,819)                            $  69,354,941+
                                                                                           -------------


* The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

+ The cost for federal tax purposes amounts to $72,344,222. The net unrealized depreciation of investments on a federal tax basis amounts to $2,989,281, which is comprised of $2,927,404 appreciation and $5,916,685 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($71,275,883) at November 30, 1995.

The following abbreviations are used in this portfolio:

ADR--American Depository Receipts
GDR--Global Depository Receipts

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Investments, at value
(identified cost $72,324,819; tax cost $72,344,222)                                         $  69,354,941
Interest-bearing demand deposit                                                                 1,720,710
Income receivable                                                                                 111,744
Receivable for investments sold                                                                    65,200
Receivable for shares sold                                                                        126,018
                                                                                            -------------
     Total assets                                                                              71,378,613
Liabilities:
Payable for shares redeemed                                                      $  25,963
Payable to Custodian                                                                16,863
Payable for taxes withheld                                                          10,401
Accrued expenses                                                                    49,503
                                                                                 ---------
     Total liabilities                                                                            102,730
                                                                                            -------------
Net Assets for 6,850,061 shares outstanding                                                 $  71,275,883
                                                                                            -------------
Net Assets Consist of:
Paid in capital                                                                             $  74,284,104
Net unrealized depreciation of investments, foreign exchange contracts and translation of
assets and liabilities in foreign currency                                                     (2,970,114)
Accumulated net realized loss on investments, foreign exchange contracts and foreign
currency transactions                                                                            (367,477)
Undistributed net investment income                                                               329,370
                                                                                            -------------
     Total Net Assets                                                                       $  71,275,883
                                                                                            -------------
Net Asset Value and Redemption Proceeds Per Share:
($71,275,883 / 6,850,061 shares outstanding)                                                       $10.41
                                                                                            -------------
Offering Price Per Share (100/95.50 of $10.41)*                                                    $10.90
                                                                                            -------------


*See 'What Shares Cost' in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND
                            STATEMENT OF OPERATIONS

                        PERIOD ENDED NOVEMBER 30, 1995*

Investment Income:
Dividends (net of foreign taxes withheld of $34,995)                                       $    599,285
Interest (net of foreign taxes withheld of $1,286)                                              385,750
                                                                                           ------------
     Total income                                                                               985,035
Expenses:
Investment advisory fee                                                        $  371,458
Administrative personnel and services fee                                          75,000
Custodian fees                                                                    204,302
Transfer and dividend disbursing agent fees and expenses                           16,691
Trustees' fees                                                                      3,230
Legal fees                                                                          7,180
Portfolio accounting fees                                                          59,757
Printing and postage                                                               15,000
Insurance premiums                                                                  5,501
Miscellaneous                                                                      13,754
                                                                               ----------
     Total expenses                                                               771,873
Waivers--
     Waiver of investment advisory fee                              $ (60,903)
     Waiver of administrative personnel and services fee              (41,860)
                                                                    ---------
       Total waivers                                                             (102,763)
                                                                               ----------
       Net expenses                                                                             669,110
                                                                                           ------------
          Net investment income                                                                 315,925
                                                                                           ------------
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts
and Foreign Currency Transactions:
Net realized loss on investments, foreign exchange contracts
and foreign currency transactions                                                              (366,282)
Net change in unrealized depreciation of investments, foreign exchange
contracts and translation of assets and liabilities in foreign currency                      (2,970,114)
                                                                                           ------------
Net realized and unrealized loss on investments, foreign exchange
contracts and foreign currency                                                               (3,336,396)
                                                                                           ------------
          Change in net assets resulting from operations                                   $ (3,020,471)
                                                                                           ------------


*For the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 Period Ended November 30,      1995*
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                       $     315,925
Net realized loss on investments, foreign exchange contracts and foreign currency
transactions ($224,021 net loss, as computed for federal tax purposes)                           (366,282)
Net change in unrealized depreciation of investments, foreign exchange contracts and
translation of assets and liabilities in foreign currency                                      (2,970,114)
                                                                                            -------------
     Change in net assets resulting from operations                                            (3,020,471)
                                                                                            -------------
Share Transactions--
Proceeds from sale of shares                                                                   77,297,434
Cost of shares redeemed                                                                        (3,001,080)
                                                                                            -------------
     Change in net assets resulting from share transactions                                    74,296,354
                                                                                            -------------
          Change in net assets                                                                 71,275,883
Net Assets:
Beginning of period                                                                                    --
                                                                                            -------------
End of period (including undistributed net investment income of $329,370)                   $  71,275,883
                                                                                            -------------


*For the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      Period Ended November 30,    1995(a)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                              $   10.00
Income from investment operations
  Net investment income                                                                                0.05
  Net realized and unrealized gain on investments and foreign currency                                 0.36
                                                                                                 -----------
  Total from investment operations                                                                     0.41
                                                                                                 -----------
NET ASSET VALUE, END OF PERIOD                                                                    $   10.41
                                                                                                 -----------
Total Return (b)                                                                                       4.10%
Ratios to Average Net Assets
  Expenses                                                                                             1.80%*
  Net investment income                                                                                0.85%*
  Expense waiver/reimbursement (c)                                                                     0.28%*
Supplemental Data
  Net assets, end of period (000 omitted)                                                           $71,276
  Portfolio turnover                                                                                     17 %


 * Computed on an annualized basis.

(a) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND
                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

(1) ORGANIZATION

The Biltmore Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Biltmore Emerging Markets Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At November 30, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $224,021, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

     Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RECLASSIFICATION--In accordance with Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies ("SOP 93-2"), permanent book and tax differences have been reclassified to paid-in capital. These differences are primarily due to differing treatments for foreign currency transactions. Amounts as of November 30, 1995, have been reclassified to reflect the following:

                   Increase (Decrease)
                    Accumulated Net     Undistributed Net
Paid-In Capital   Realized Gain/Loss    Investment Income
----------------------------------------------------------
   ($12,250)           ($1,195)              $13,445


     Net investment income, net realized gains/losses, and net assets were not affected by this change.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                   Period Ended November 30,     1995*
---------------------------------------------------------------------------------------------------------
Shares sold                                                                                     7,143,913
Shares redeemed                                                                                  (293,852)
                                                                                              -----------
     Net change resulting from share transactions                                               6,850,061
                                                                                              -----------


*For the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Wachovia Asset Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1% of the Fund's average daily net assets.

     The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND

     ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and The Biltmore Municipal Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

     TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund, for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     CUSTODIAN FEES--Wachovia Bank of North Carolina, N.A. is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     ORGANIZATIONAL EXPENSES--Estimated organizational expenses of $30,000 were borne initially by FAS. The Fund has agreed to reimburse Federated Administrative Services for the organizational expenses during the five year period following the Fund's effective date. For the period ended November 30, 1995, the Fund paid $2,000 pursuant to this agreement.

     GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended November 30, 1995, were as follows:

Purchases                                                                                  $   71,236,647
                                                                                           --------------
Sales                                                                                      $    5,680,136
                                                                                           --------------


(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Biltmore Emerging Markets Fund (one of the portfolios comprising The Biltmore Funds) as of November 30, 1995, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 26, 1994 (date of initial public investment) to November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Emerging Markets Fund of The Biltmore Funds at November 30, 1995, and the results of its operations, changes in its net assets and the financial highlights for the period from December 26, 1994 to November 30, 1995, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
January 15, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                           John W. McGonigle
Samuel E. Hudgins                                         President and Treasurer
J. Berkley Ingram, Jr.                                    Ronald M. Petnuch
D. Dean Kaylor                                            Vice President and Assistant Treasurer
Charles S. Way, Jr.                                       Peter J. Germain
                                                          Secretary
                                                          Gail Cagney
                                                          Asistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Federated Securities Corp.
is the distributor of the fund.                                Cusip 090297797




                                 ANNUAL REPORT
                                     DATED
                               NOVEMBER 30, 1995




                                JANUARY 31, 1996



                                   BILTMORE
                               FIXED INCOME FUND





                             WACHOVIA INVESTMENTS
                           MAKE YOURSELF COMFORTABLE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Biltmore Fixed Income Fund for the twelve-month period ended November 30, 1995. The report begins with a brief commentary on the bond market. Following the commentary is a complete listing of fund investments and its financial statements.

On your behalf, Biltmore Fixed Income Fund pursues a high level of total return from a diversified portfolio of income-producing securities. At the end of the year, 54.5% of the fund assets was invested in U.S. Treasury securities, 24.3% in government agency securities, 18.4% in corporate bonds, and 2.1% in a repurchase agreement.

Consistent with a highly favorable interest rate environment during the reporting period, the fund rewarded shareholders with total return figures based on net asset value and maximum offering price of 17.20% and 11.96%, respectively,* dividends totaling $0.57 per share, and a $0.93 increase in share price. Total net assets increased by more than $21 million to reach $169.8 million on the last day of the period.

Thank you for your confidence in Biltmore Fixed Income Fund. We will continue to keep you up to date on your investment, and we welcome your comments and suggestions.

Sincerely,

John W. McGonigle
President
January 15, 1996

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND

At the outset of the fiscal year, the bond market began a phenomenal rally that continued throughout most of the twelve-month period. Signs of slower economic growth and low inflation ignited the strong rally, which lasted until the third quarter of 1995. At that point, stronger-than-expected economic growth and profit-taking restrained the bond market. However, modest inflation and signs of a slower economy touched off another bond rally in October and November, with yields falling more than 50 basis points. The Lehman Brothers Aggregate Bond Index* gained 17.65% for the twelve-month period ended November 30, 1995.

In anticipation of lower interest rates, the Biltmore Fixed Income Fund maintained a maturity distribution that was slightly longer than the market. The Fund's manager also adjusted sector weights as spreads changed between corporate and Treasury bonds. As spreads widened at the outset of the fiscal year, the Fund's manager increased the overall weight of corporate and agency bonds. Later, when spreads tightened, the Fund's manager increased Treasury bond holdings.

During the year ended November 30, 1995, the Fund had a total return of 17.20% based on net asset value and 11.96% based on the maximum offering price.** On November 30, 1995, net assets totaled $169.8 million with a net asset value per share of $9.90. As of November 30, 1995, the Fund's 30-day SEC yield was 5.41% based on net asset value and 5.16% based on the maximum offering price.** The Fund ended the period with an average duration of 4.86 years.

 *Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. This index is unmanaged, and investments cannot be made in an index.

**Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND

            GROWTH OF $10,000 INVESTED IN BILTMORE FIXED INCOME FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Biltmore Fixed Income Fund (the "Fund") from May 7, 1993 (start of performance) to November 30, 1995 compared to the Lehman Brothers Aggregate Bond Index.+


"Graphic representation "G" omitted.  See Appendix."

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Aggregate Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

  Total return for shareholders purchasing shares of the Fund at net asset value without a sales charge, including accounts purchasing shares through the Trust Divisions of the Wachovia Banks, is 17.20% for the year ended November 30, 1995, as reflected in the "Financial Highlights" section of the Fund's prospectus, and 5.79% for the period from May 7, 1993 (start of performance) through November 30, 1995.
+The Lehman Brothers Aggregate Bond Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
Corporate Bonds--18.4%
               BANKING--0.6%
$   1,000,000  Bankers Trust NY Corp., 7.25%, 11/1/1996                                   $    1,012,630
                                                                                          --------------
               CHEMICALS--2.0%
      650,000  Air Products & Chemicals, Inc., 8.35%, 1/15/2002                                  724,692
    1,358,500  Monsanto Co., 7.09%, 12/15/2000                                                 1,398,141
    1,000,000  duPont (E.I.) de Nemours & Co., 6.47%, 9/26/2002                                1,022,400
      240,000  duPont (E.I.) de Nemours & Co., 7.00%, 4/16/1997                                  244,051
                                                                                          --------------
               Total                                                                           3,389,284
                                                                                          --------------
               DRUGS--0.7%
    1,215,000  American Home Products, 6.875%, 4/15/1997                                       1,232,411
                                                                                          --------------
               ELECTRONIC TECHNOLOGY--0.4%
      605,000  Motorola, Inc., 8.40%, 8/15/2031                                                  753,183
                                                                                          --------------
               FINANCE--8.4%
      350,000  American Express Credit Corp., 6.125%, 11/15/2001                                 351,568
    1,000,000  American General Finance Corp., 6.47%, 9/7/2000                                 1,016,870
      670,000  Barclays American Corp., 9.125%, 12/1/1997                                        710,227
      850,000  Beneficial Corp., 10.00%, 12/1/2021                                               994,007
      750,000  Beneficial Corp., 6.49%, 9/27/2000                                                758,843
    1,250,000  Beneficial Corp., 7.99%, 2/14/2000                                              1,339,488
    1,500,000  CIGNA Corp., 6.375%, 1/15/2006                                                  1,458,060
    1,000,000  Chubb Capital Corp., 6.875%, 2/1/2003                                           1,038,180
      655,000  General Electric Capital Corp., 8.65%, 5/1/2018                                   662,022
      750,000  Grand Metropolitan Investment Corp., 7.45%, 4/15/2035                             825,821
    1,500,000  Household Finance Corp., 6.13%, 6/19/1998                                       1,507,815
    1,000,000  Household Finance Corp., 7.125%, 9/1/2005                                       1,041,070
    1,000,000  IBM Credit Corp., 5.00%, 5/10/1996                                                995,650
      850,000  Norwest Corp., 6.375%, 9/15/2002                                                  862,453
      630,000  TransAmerica Financial Corp., 9.25%, 6/30/1997                                    662,420
                                                                                          --------------
               Total                                                                          14,224,494
                                                                                          --------------
               FINANCE-INSURANCE--0.7%
    1,100,000  Metropolitan Life Insurance Co., 7.00%, 11/1/2005                               1,120,339
                                                                                          --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
Corporate Bonds--continued
               FINANCIAL SERVICES--1.6%
$     770,000  Italy Republic, 6.875%, 9/27/2023                                          $      730,907
    2,000,000  Merrill Lynch & Co. Inc., 6.64%, 9/19/2002                                      2,042,200
                                                                                          --------------
               Total                                                                           2,773,107
                                                                                          --------------
               HEALTH SERVICES--1.0%
    1,750,000  Archer Daniels Midland Co., 6.25%, 5/15/2003                                    1,758,680
                                                                                          --------------
               HOUSEHOLD PRODUCTS--0.2%
      240,000  Armstrong World Industries, Inc., 9.75%, 4/15/2008                                303,089
                                                                                          --------------
               MACHINERY & EQUIPMENT--1.2%
    2,000,000  John Deere Capital Corp., 6.23%, 10/18/2000                                     2,005,000
                                                                                          --------------
               RETAIL TRADE--0.6%
    1,000,000  Sears, Roebuck & Co., 6.09%, 12/5/2000                                          1,000,000
                                                                                          --------------
               SERVICES--0.6%
    1,080,000  Morgan Stanley Group, Inc., 5.65%, 6/15/1997                                    1,074,913
                                                                                          --------------
               TECHNOLOGY SERVICES--0.4%
      750,000  WMX Technologies Inc., 6.375%, 12/1/2003                                          753,015
                                                                                          --------------
               Total Corporate Bonds (identified cost $30,909,255)                            31,400,145
                                                                                          --------------
U.S. Government Agency Securities--24.3%
               FEDERAL HOME LOAN MORTGAGE CORPORATION--3.2%
       13,588  12.50%, 7/1/2011                                                                   15,579
          946  12.50%, 4/1/2014                                                                    1,054
        7,964  12.50%, 3/1/2014                                                                    9,157
        5,444  12.50%, 2/1/2010                                                                    6,221
       25,802  11.00%, 10/1/2015                                                                  28,543
        4,309  11.00%, 10/1/2010                                                                   4,716
        1,564  10.00%, 2/1/2019                                                                    1,697
          762  10.00%, 2/1/2019                                                                      828
        2,421  10.00%, 1/1/2019                                                                    2,634
        1,188  10.00%, 1/1/2019                                                                    1,293
        1,531  9.50%, 2/1/2019                                                                     1,611
        2,440  9.50%, 2/1/2019                                                                     2,567
       40,298  9.50%, 7/1/2016                                                                    42,850
        1,593  9.00%, 1/1/2019                                                                     1,657
        2,675  9.00%, 1/1/2019                                                                     2,783



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
U.S. Government Agency Securities--continued
               FEDERAL HOME LOAN MORTGAGE CORPORATION--CONTINUED
$         138  9.00%, 9/1/2017                                                            $          144
        2,559  8.50%, 8/1/2017                                                                     2,659
        6,907  8.50%, 7/1/2017                                                                     7,185
        4,028  8.00%, 1/1/2019                                                                     4,151
        3,034  8.00%, 7/1/2017                                                                     3,120
       61,201  8.00%, 4/1/2009                                                                    63,222
       12,871  8.00%, 2/1/2009                                                                    13,271
        1,754  8.00%, 1/1/2009                                                                     1,811
       28,645  8.00%, 12/1/2008                                                                   29,569
       30,178  8.00%, 1/1/2008                                                                    31,192
    3,390,878  7.50%, 9/1/2007                                                                 3,471,411
      764,340  7.00%, 6/1/2008                                                                   773,650
      886,404  6.50%, 4/1/2009                                                                   884,188
                                                                                          --------------
               Total                                                                           5,408,763
                                                                                          --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--11.5%
          474  12.50%, 9/1/2013                                                                      550
        1,080  10.00%, 2/1/2019                                                                    1,183
        6,039  10.00%, 2/1/2019                                                                    6,618
        1,275  10.00%, 1/1/2019                                                                    1,399
        2,576  9.50%, 2/1/2019                                                                     2,729
        1,488  9.50%, 7/1/2016                                                                     1,587
        1,750  9.50%, 7/1/2016                                                                     1,872
          316  9.50%, 7/1/2016                                                                       338
        2,978  9.00%, 8/1/2018                                                                     3,154
        1,119  9.00%, 1/1/2017                                                                     1,185
        2,435  8.50%, 2/1/2019                                                                     2,537
          459  8.50%, 2/1/2017                                                                       479
       37,596  8.00%, 9/1/2009                                                                    39,088
        9,980  8.00%, 1/1/2009                                                                    10,376
        5,221  8.00%, 11/1/2008                                                                    5,429
      202,567  7.50%, 2/1/2023                                                                   206,446
      232,752  7.50%, 2/1/2023                                                                   237,209
      158,753  7.50%, 2/1/2023                                                                   161,912
      168,856  7.50%, 2/1/2023                                                                   171,863
      161,585  7.50%, 2/1/2023                                                                   164,679
      219,805  7.50%, 1/1/2023                                                                   223,781



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
U.S. Government Agency Securities--continued
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED
$     188,716  7.50%, 1/1/2023                                                            $      192,233
      521,845  7.50%, 1/1/2023                                                                   531,572
    1,198,902  7.50%, 4/1/2007                                                                 1,226,621
    4,200,000  7.375%, 3/28/2005                                                               4,569,348
    1,000,000  6.85%, 4/5/2004                                                                 1,055,470
      976,570  6.5%, 10/1/2010                                                                   973,513
    5,600,000  6.05%, 6/30/2003                                                                5,616,688
    1,709,005  6.00%, 1/1/2009                                                                 1,678,021
    2,500,000  5.80%, 12/10/2003                                                               2,454,300
       50,000  5.45%, 10/10/2003                                                                  48,360
                                                                                          --------------
               Total                                                                          19,590,540
                                                                                          --------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--9.0%
        4,454  12.25%, 5/15/2014                                                                   5,062
        2,143  12.25%, 3/15/2014                                                                   2,435
       12,164  12.25%, 2/15/2014                                                                  13,825
        8,741  12.25%, 8/15/2013                                                                   9,934
        9,684  12.25%, 10/15/2013                                                                 11,007
          710  11.50%, 6/15/2013                                                                     809
        2,218  11.50%, 12/15/2017                                                                  2,528
        1,925  11.50%, 11/15/2015                                                                  2,194
        9,283  11.00%, 9/15/2015                                                                  10,461
        7,882  11.00%, 9/15/2015                                                                   8,882
       19,749  11.00%, 9/15/2015                                                                  22,254
        6,205  11.00%, 9/15/2015                                                                   6,992
       30,113  11.00%, 8/15/2015                                                                  33,933
        3,044  11.00%, 12/15/2015                                                                  3,431
        1,860  11.00%, 11/15/2015                                                                  2,096
          367  11.00%, 11/15/2015                                                                    414
        2,724  11.00%, 11/15/2015                                                                  3,070
       42,463  10.50%, 8/15/2017                                                                  47,307
        3,397  10.50%, 8/15/2017                                                                   3,775
        9,981  10.50%, 7/15/2017                                                                  11,119
        6,932  10.50%, 9/15/2015                                                                   7,623
        3,615  10.50%, 9/15/2015                                                                   4,022
        3,506  10.50%, 11/15/2000                                                                  3,695
        7,116  10.50%, 11/15/2000                                                                  7,501



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
U.S. Government Agency Securities--continued
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
$         887  10.50%, 11/15/2000                                                         $          935
        7,636  10.50%, 10/15/2000                                                                  8,049
          904  10.00%, 2/15/2019                                                                     994
        6,455  10.00%, 2/15/2019                                                                   7,098
          600  10.00%, 2/15/2019                                                                     656
        1,525  10.00%, 2/15/2019                                                                   1,677
        4,395  10.00%, 1/15/2019                                                                   4,830
       65,459  9.50%, 9/15/2020                                                                   70,341
       43,408  9.50%, 6/15/2020                                                                   46,682
       57,931  9.50%, 4/15/2020                                                                   62,348
       26,515  9.50%, 4/15/2020                                                                   28,515
       38,742  9.50%, 4/15/2020                                                                   41,664
       28,912  9.50%, 4/15/2020                                                                   31,068
       79,329  9.50%, 4/15/2020                                                                   85,246
       53,510  9.50%, 4/15/2020                                                                   57,501
       28,230  9.50%, 11/15/2020                                                                  30,335
       54,637  9.50%, 11/15/2020                                                                  58,893
       31,227  9.50%, 10/15/2020                                                                  33,556
       32,625  9.50%, 10/15/2020                                                                  35,058
      134,710  9.50%, 10/15/2020                                                                 144,757
        1,081  9.50%, 2/15/2019                                                                    1,162
        4,274  9.50%, 7/15/2018                                                                    4,604
       36,126  9.50%, 9/15/2017                                                                   38,910
       17,710  9.50%, 10/15/2017                                                                  19,075
        6,326  9.50%, 7/15/2016                                                                    6,819
       39,188  9.50%, 7/15/2016                                                                   42,241
       70,487  9.50%, 6/15/2016                                                                   75,979
       23,386  9.50%, 5/15/2016                                                                   25,266
        2,937  9.50%, 5/15/2016                                                                    3,166
        2,415  9.50%, 5/15/2016                                                                    2,605
      287,366  9.50%, 12/15/2016                                                                 309,754
        4,270  9.50%, 6/15/2001                                                                    4,483
       77,379  9.00%, 1/15/2021                                                                   81,961
       85,676  9.00%, 1/15/2021                                                                   90,749
      100,532  9.00%, 1/15/2021                                                                  106,484
       52,774  9.00%, 1/15/2021                                                                   55,857
       86,182  9.00%, 1/15/2021                                                                   91,285



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
U.S. Government Agency Securities--continued
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
$      61,858  9.00%, 1/15/2020                                                           $       65,570
       51,005  9.00%, 11/15/2020                                                                  54,026
       61,638  9.00%, 12/15/2019                                                                  65,336
      172,068  9.00%, 12/15/2019                                                                 182,256
       86,564  9.00%, 11/15/2019                                                                  91,758
       70,280  9.00%, 10/15/2019                                                                  74,497
       27,197  9.00%, 6/15/2018                                                                   28,850
       17,950  9.00%, 4/15/2018                                                                   19,041
       60,219  9.00%, 5/15/2018                                                                   63,880
        1,350  9.00%, 7/15/2017                                                                    1,434
       21,581  9.00%, 6/15/2017                                                                   22,909
       37,434  9.00%, 5/15/2017                                                                   39,797
       60,436  9.00%, 1/15/2017                                                                   64,203
        9,153  9.00%, 1/15/2017                                                                    9,724
       81,087  9.00%, 1/15/2017                                                                   86,142
       57,901  9.00%, 1/15/2017                                                                   61,511
       56,053  9.00%, 1/15/2017                                                                   59,548
        5,856  9.00%, 12/15/2016                                                                   6,221
       70,516  9.00%, 11/15/2016                                                                  74,912
       49,835  9.00%, 9/15/2016                                                                   52,981
        2,988  9.00%, 9/15/2016                                                                    3,174
       19,814  9.00%, 9/15/2016                                                                   21,050
       46,398  9.00%, 9/15/2016                                                                   49,290
       80,826  9.00%, 9/15/2016                                                                   85,865
        2,212  9.00%, 8/15/2016                                                                    2,350
          203  9.00%, 8/15/2016                                                                      215
       24,734  9.00%, 7/15/2016                                                                   26,276
       63,332  9.00%, 6/15/2016                                                                   67,280
        1,922  9.00%, 6/15/2016                                                                    2,042
       25,900  9.00%, 6/15/2016                                                                   27,616
       11,421  9.00%, 5/15/2016                                                                   12,133
       32,251  9.00%, 5/15/2016                                                                   34,287
       56,951  9.00%, 5/15/2016                                                                   60,546
       53,247  9.00%, 10/15/2016                                                                  56,607
       57,213  9.00%, 10/15/2016                                                                  60,825
          291  9.00%, 10/15/2016                                                                     309
          747  9.00%, 10/15/2016                                                                     794



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
U.S. Government Agency Securities--continued
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
$      31,388  9.00%, 10/15/2016                                                          $       33,393
       51,754  8.50%, 6/15/2022                                                                   54,034
      143,882  8.50%, 5/15/2022                                                                  150,222
       21,192  8.50%, 4/15/2022                                                                   22,317
      144,749  8.50%, 5/15/2022                                                                  151,127
       72,932  8.50%, 5/15/2021                                                                   76,646
       46,520  8.50%, 9/15/2021                                                                   48,570
      111,318  8.50%, 12/15/2021                                                                 116,223
       61,928  8.50%, 11/15/2021                                                                  64,656
       84,457  8.50%, 11/15/2021                                                                  88,758
      103,836  8.50%, 11/15/2021                                                                 108,412
        4,312  8.50%, 9/15/2017                                                                    4,544
        8,005  8.50%, 6/15/2017                                                                    8,431
       35,546  8.50%, 7/15/2016                                                                   37,401
       36,216  8.50%, 6/15/2016                                                                   38,106
       11,476  8.50%, 6/15/2016                                                                   12,075
      136,930  8.50%, 6/15/2016                                                                  144,075
       45,161  8.50%, 5/15/2016                                                                   47,584
      158,287  8.00%, 9/15/2022                                                                  163,926
      213,804  8.00%, 9/15/2022                                                                  221,591
    1,355,146  8.00%, 9/15/2022                                                                1,403,430
      432,893  8.00%, 5/15/2022                                                                  448,659
      148,973  8.00%, 4/15/2022                                                                  154,399
       13,031  8.00%, 6/15/2017                                                                   13,584
       20,446  8.00%, 2/15/2017                                                                   21,340
    1,561,038  7.50%, 1/15/2024                                                                1,593,226
      102,882  7.50%, 3/15/2023                                                                  105,206
      165,348  7.50%, 2/15/2023                                                                  169,084
      195,454  7.50%, 2/15/2023                                                                  199,869
      207,596  7.50%, 12/15/2022                                                                 212,286
      218,078  7.50%, 12/15/2022                                                                 223,004
      204,818  7.50%, 8/15/2022                                                                  209,445
      191,488  7.50%, 2/15/2022                                                                  195,980
      167,408  7.50%, 12/15/2022                                                                 171,190
      202,241  7.50%, 12/15/2022                                                                 206,809
      205,213  7.50%, 11/15/2022                                                                 209,848
      203,680  7.50%, 10/15/2022                                                                 208,280



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
U.S. Government Agency Securities--continued
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
$     907,863  7.00%, 6/15/2023                                                           $      909,842
    1,800,301  6.50%, 5/15/2009                                                                1,802,550
    1,844,098  6.00%, 5/15/2009                                                                1,815,845
       14,594  5.50%, 8/15/1998                                                                   14,433
       14,694  5.50%, 8/15/1998                                                                   14,531
                                                                                          --------------
               Total                                                                          15,465,158
                                                                                          --------------
               AID TO ISRAEL--0.6%
    1,000,000  5.625%, 9/15/2003                                                                 978,030
                                                                                          --------------
               Total U.S. Government Agency Securities (identified cost $40,527,537)          41,442,491
                                                                                          --------------
U.S. Treasury Obligations--54.5%
               TREASURY BONDS--17.6%
    1,350,000  8.00%, 11/15/2021                                                               1,648,053
   22,570,000  8.125%, 8/15/2021                                                              27,863,342
      275,000  10.75%, 8/15/2005                                                                 373,956
                                                                                          --------------
               Total                                                                          29,885,351
                                                                                          --------------
               TREASURY NOTES--36.9%
    1,095,000  9.125%, 5/15/1999                                                               1,218,012
    3,250,000  8.75%, 10/15/1997                                                               3,441,458
      350,000  7.875%, 8/15/2001                                                                 388,280
      500,000  7.75%, 1/31/2000                                                                  540,470
      800,000  7.75%, 12/31/1999                                                                 864,000
    1,500,000  7.75%, 11/30/1999                                                               1,617,660
    1,945,000  7.50%, 11/15/2001                                                               2,127,947
    1,500,000  7.50%, 10/31/1999                                                               1,602,885
    1,215,000  7.50%, 12/31/1996                                                               1,241,390
    2,500,000  7.25%, 11/15/1996                                                               2,541,400
      500,000  6.875%, 3/31/2000                                                                 525,705
      425,000  6.875%, 8/31/1999                                                                 444,325
      750,000  6.75%, 2/28/1997                                                                  762,068
    1,500,000  6.625%, 3/31/1997                                                               1,523,430
    4,000,000  6.50%, 4/30/1999                                                                4,125,640
      750,000  6.50%, 4/30/1997                                                                  761,250
    4,000,000  6.25%, 5/31/2000                                                                4,111,880
    1,500,000  6.05%, 12/31/1997                                                               1,518,750
    5,500,000  5.875%, 7/31/1997                                                               5,541,250



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations--continued
               TREASURY NOTES--CONTINUED
$     500,000  5.75%, 10/31/1997                                                          $      503,435
    3,250,000  5.625%, 6/30/1997                                                               3,261,180
    1,000,000  5.50%, 7/31/1997                                                                1,001,720
    9,450,000  5.125%, 4/30/1998                                                               9,390,938
   11,750,000  5.125%, 3/31/1998                                                              11,680,205
    2,000,000  4.75%, 8/31/1998                                                                1,965,940
                                                                                          --------------
               Total                                                                          62,701,218
                                                                                          --------------
               Total U.S. Treasury Obligations (identified cost $89,149,956)                  92,586,569
                                                                                          --------------
*Repurchase Agreement--2.1%
    3,518,583  Daiwa Securities America, Inc., 5.90%, dated 11/30/1995,
               due 12/1/1995 (at amortized cost)                                               3,518,583
                                                                                          --------------
               Total Investments (identified cost $164,105,331)                           $  168,947,788+
                                                                                          --------------


 * The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

+ The cost of investments for federal tax purposes amounts to $164,128,712. The net unrealized appreciation of investments on a federal tax basis amounts to $4,819,076 which is comprised of $5,515,259 appreciation and $696,183 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($169,845,611) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Investments in securities, at value (identified cost $164,105,331 and tax
cost $164,128,712)                                                                        $  168,947,788
Income receivable                                                                              2,139,163
Receivable for investments sold                                                                1,013,490
Receivable for shares sold                                                                       157,009
Deferred expenses                                                                                 24,263
                                                                                          --------------
     Total assets                                                                            172,281,713
Liabilities:
Payable for investments purchased                                           $  1,000,000
Payable for shares redeemed                                                    1,387,597
Accrued expenses                                                                  48,505
                                                                            ------------
     Total liabilities                                                                         2,436,102
                                                                                          --------------
Net Assets for 17,151,389 shares outstanding                                              $  169,845,611
                                                                                          --------------
Net Assets Consist of:
Paid in capital                                                                           $  169,733,976
Net unrealized appreciation of investments                                                     4,842,457
Accumulated net realized loss on investments                                                  (5,030,116)
Undistributed net investment income                                                              299,294
                                                                                          --------------
     Total Net Assets                                                                     $  169,845,611
                                                                                          --------------
Net Asset Value and Redemption Proceeds Per Share:
($169,845,611 / 17,151,389 shares outstanding)                                                     $9.90
                                                                                          --------------
Offering Price Per Share (100/95.50 of $9.90)*                                                    $10.37
                                                                                          --------------


*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND
                            STATEMENT OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Interest                                                                                    $  10,871,605
Expenses:
Investment advisory fee                                                       $    957,389
Administrative personnel and services fee                                          143,274
Custodian fees                                                                      31,913
Transfer and dividend disbursing agent fees and expenses                            36,211
Trustees' fees                                                                      15,044
Auditing fees                                                                       15,498
Legal fees                                                                          10,619
Portfolio accounting fees                                                           70,150
Share registration costs                                                            28,521
Printing and postage                                                                15,398
Insurance premiums                                                                   5,434
Miscellaneous                                                                       10,752
                                                                              ------------
     Total expenses                                                              1,340,203
Waivers and reimbursements--
  Waiver of investment advisory fee                                               (159,425)
                                                                              ------------
       Net expenses                                                                             1,180,778
                                                                                            -------------
          Net investment income                                                                 9,690,827
                                                                                            -------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments                                                               (1,093,245)
Net change in unrealized appreciation of investments                                           16,676,119
                                                                                            -------------
     Net realized and unrealized gain on investments                                           15,582,874
                                                                                            -------------
          Change in net assets resulting from operations                                    $  25,273,701
                                                                                            -------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                 Year Ended November 30,       1995            1994
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                     $    9,690,827  $    8,483,525
Net realized gain (loss) on investments ($1,257,247 and $3,749,695 net
loss, respectively, as computed for federal tax purposes)                     (1,093,245)     (3,910,216)
Net change in unrealized appreciation (depreciation)                          16,676,119     (10,860,025)
                                                                          --------------  --------------
     Change in net assets resulting from operations                           25,273,701      (6,286,716)
                                                                          --------------  --------------
Distributions to Shareholders--
Distributions from net investment income                                      (9,563,573)     (8,390,071)
Distributions from net realized gains                                                 --        (893,398)
                                                                          --------------  --------------
     Change in net assets resulting from distributions
     to shareholders                                                          (9,563,573)     (9,283,469)
                                                                          --------------  --------------
Share Transactions--
Proceeds from sale of shares                                                  42,117,498      45,809,510
Net asset value of shares issued to shareholders in payment of distri-
butions declared                                                               8,445,158       8,987,006
Cost of shares redeemed                                                      (45,177,829)    (30,801,044)
                                                                          --------------  --------------
     Change in net assets resulting from share transactions                    5,384,827      23,995,472
                                                                          --------------  --------------
          Change in net assets                                                21,094,955       8,425,287
Net Assets:
Beginning of period                                                          148,750,656     140,325,369
                                                                          --------------  --------------
End of period (including undistributed net investment income of $299,294
and $172,040, respectively)                                               $  169,845,611  $  148,750,656
                                                                          --------------  --------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        Year Ended November 30,    1995       1994       1993(a)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $    8.97  $   10.00   $   10.00
Income from investment operations
  Net investment income                                               0.58       0.56        0.31
  Net realized and unrealized gain (loss) on investments              0.92      (0.98)      (0.01)
                                                                 ---------  ---------  -----------
  Total from investment operations                                    1.50      (0.42)       0.30
                                                                 ---------  ---------  -----------
Less distributions
  Distributions from net investment income                           (0.57)     (0.55)      (0.30)
  Distributions from net realized gain on investment
  transactions                                                          --      (0.06)         --
                                                                 ---------  ---------  -----------
Total distributions                                                  (0.57)     (0.61)      (0.30)
                                                                 ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                   $    9.90  $    8.97   $   10.00
                                                                 ---------  ---------  -----------
Total Return (b)                                                     17.20%     (4.30%)       3.02%
Ratios to Average Net Assets
  Expenses                                                            0.74%      0.71%       0.68%*
  Net investment income                                               6.07%      5.90%       5.44%*
  Expense waiver/reimbursement(c)                                     0.10%      0.13%       0.19%*
Supplemental Data
  Net assets, end of period (000 omitted)                         $169,846   $148,751    $140,325
  Portfolio turnover                                                   155%       148%        149%


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 10, 1993 (date of initial public investment) to November 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

(1) ORGANIZATION

The Biltmore Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Biltmore Fixed Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At November 30, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $5,006,942 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

             Expiration Year                            Expiration Amount
                   2002                                     $3,749,695
                   2003                                     $1,257,247


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                       Year Ended November 30,     1995         1994
--------------------------------------------------------------------------------------------------------
Shares sold                                                                       4,450,994    4,885,157
Shares issued to shareholders in payment of distributions declared                  893,781      953,520
Shares redeemed                                                                  (4,785,329)  (3,277,961)
                                                                                -----------  -----------
     Net change resulting from share transactions                                   559,446    2,560,716
                                                                                -----------  -----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Asset Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and The Biltmore Municipal Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Wachovia Bank of North Carolina, N.A. is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $34,484 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following the Fund's effective date. For the year ended November 30, 1995, the Fund paid $6,897 pursuant to this agreement.

GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the year ended November 30, 1995, were as follows:

Purchases                                                                                  $  241,919,786
                                                                                           --------------
Sales                                                                                      $  238,670,575
                                                                                           --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Biltmore Fixed Income Fund (one of the portfolios comprising The Biltmore Funds) as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Fixed Income Fund of The Biltmore Funds at November 30, 1995, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
January 15, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                           John W. McGonigle
Samuel E. Hudgins                                         President and Treasurer
J. Berkley Ingram, Jr.                                    Ronald M. Petnuch
D. Dean Kaylor                                            Vice President and Assistant Treasurer
Charles S. Way, Jr.                                       Peter J. Germain
                                                          Secretary
                                                          Gail Cagney
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the Federal U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


Federated Securities Corp.
is the distributor of the fund.                            Cusip 090297851

831-13                                                     G01512-11(1/96)



                                 ANNUAL REPORT
                                     DATED
                               NOVEMBER 30, 1995





                               JANUARY 31, 1996
                             BILTMORE QUANTITATIVE
                                  EQUITY FUND








                             WACHOVIA INVESTMENTS
                           MAKE YOURSELF COMFORTABLE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Biltmore Quantitative Equity Fund for the year ended November 30, 1995. The report begins with a brief commentary on the stock market from your fund's portfolio manager. Following the commentary are a complete listing of the fund's investments and its financial statements.

On your behalf, Biltmore Quantitative Equity Fund pursues growth and income by investing in a portfolio of stocks issued by large, established companies across the entire industrial spectrum. At the end of the period, the fund's portfolio included such household names as General Electric, Chrysler, Bristol Myers, PepsiCo, Nike, Philip Morris, Exxon, Citicorp, Aetna, Procter & Gamble, and IBM.

Consistent with a soaring stock market that characterized the reporting period, the fund rewarded shareholders with extremely strong performance during the twelve-month reporting period. The fund delivered total return figures based on net asset value and maximum offering price of 39.33% and 33.09%, respectively,* as its share price increased by nearly 36% to reach $13.11 at the end of the period. Shareholders also received a total of $0.22 in dividends per share. Fund net assets grew by $29.9 million to end the period at $122 million.

Thank you for selecting Biltmore Quantitative Equity Fund to pursue your long-term financial goals. We look forward to keeping you informed about your investment, and we welcome your comments and suggestions.

Sincerely,

John W. McGonigle
President
January 15, 1996

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       BILTMORE QUANTITATIVE EQUITY FUND

The economy completed its long awaited "soft landing" during the fiscal year. Despite several interest rate increases in 1994 and early 1995, the economy demonstrated surprising strength at the outset of the fiscal year. By the second quarter of 1995, however, economic growth became increasingly sluggish. The slow growth continued until mid-summer, when the economy rebounded, aided by a slight interest rate reduction in July. Despite the resurgence, inflation remained in check, with producer and consumer price increases below 3% annual rates.

Stocks set record highs during the fiscal year, sparked by healthy corporate profits and the stronger-than-expected economy. Heavy merger-and-acquisition activity and optimism regarding deficit reduction efforts in Washington also contributed to the robust equity markets. The Dow Jones Industrial Average topped the 5,000-point barrier and the Standard & Poor's Composite Index of 500 Stocks* reached the 600-point level. The Biltmore Quantitative Equity Fund continued to concentrate on those sectors benefiting from the dramatic expansion of emerging markets and new economies around the world. During the twelve-month period ended November 30, 1995, the Fund had a total return of 39.33% based on the net asset value and 33.09% based on the maximum offering price.**

On November 30, 1995, the Fund's largest holdings were IBP Inc., General Electric Co., Lockhead Martin Corp., Schering-Plough Corp., Sprint Corp., Ameritech Corp., Procter & Gamble Co., Philip Morris Cos. Inc., IBM Corp., and Cabletron Systems Inc. On November 30, 1995, the Fund had net assets of $121.9 million and a net asset value of $13.11 per share. As of November 30, 1995, the Fund's 30-day SEC yield was 1.39% based on net asset value and 1.32% based on the maximum offering price.**

 *Standard & Poor's Composite Index of 500 Stocks is a composite index of common stocks in industry, transportation, and financial and public utility companies, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. This index is unmanaged, and investments cannot be made in an index.

**Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       BILTMORE QUANTITATIVE EQUITY FUND

        GROWTH OF $10,000 INVESTED IN BILTMORE QUANTITATIVE EQUITY FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Biltmore Quantitative Equity Fund (the "Fund") from March 25, 1994 (start of performance) to November 30, 1995 compared to the S&P 500 Index.+


"Graphic representation "E" omitted.  See Appendix."

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 Index has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

  Total return for shareholders purchasing shares of the Fund at net asset value without a sales charge, including accounts purchasing shares through the Trust Divisions of the Wachovia Banks, is 39.33% for the year ended November 30, 1995, as reflected in the "Financial Highlights" section of the Fund's prospectus, and 19.55% for the period from March 25, 1994 (start of performance) through November 30, 1995.

+ The S&P 500 Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.
                       BILTMORE QUANTITATIVE EQUITY FUND
                            PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

  Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--96.6%
            CAPITAL GOODS--3.0%
    49,842  General Electric Co.                                                          $    3,351,875
     8,700  Parker Hannifin Corp.                                                                319,725
                                                                                          --------------
            Total                                                                              3,671,600
                                                                                          --------------
            CHEMICALS--2.7%
    36,000  Air Products & Chemicals Inc.                                                      1,998,000
    53,600  Engelhard Corp.                                                                    1,252,900
                                                                                          --------------
            Total                                                                              3,250,900
                                                                                          --------------
            COMMERCIAL SERVICES--2.3%
    27,000  *Cabletron Systems, Inc.                                                           2,241,000
     7,300  Textron, Inc.                                                                        559,362
                                                                                          --------------
            Total                                                                              2,800,362
                                                                                          --------------
            CONSUMER DURABLES--4.8%
    10,000  Aluminum Company of America                                                          585,000
    41,504  Chrysler Corp.                                                                     2,153,020
    14,600  General Motors Corp.                                                                 708,100
    12,000  Goodrich B. F. Co.                                                                   841,500
     5,286  Goodyear Tire and Rubber Co.                                                         223,994
    26,000  Leggett & Platt, Inc.                                                                627,250
    18,800  Timken Co.                                                                           759,050
                                                                                          --------------
            Total                                                                              5,897,914
                                                                                          --------------
            CONSUMER NON-DURABLES--20.7%
    29,466  American Stores Co.                                                                  773,483
    27,281  Banta Corp.                                                                        1,193,544
    35,100  Baxter International, Inc.                                                         1,474,200
    21,200  Becton Dickinson & Co.                                                             1,478,700
    54,075  Bergen Brunswig Corp., Class A                                                     1,297,800
    21,200  Bristol-Myers Squibb Co.                                                           1,701,300
    10,000  Capital Cities/ABC, Inc.                                                           1,236,250
    50,000  Circuit City Stores, Inc.                                                          1,450,000



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       BILTMORE QUANTITATIVE EQUITY FUND

  Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
            CONSUMER NON-DURABLES--CONTINUED
    59,801  IBP, Inc.                                                                     $    3,737,562
    19,257  Johnson & Johnson                                                                  1,668,138
     6,300  Lilly, (Eli) & Co.                                                                   626,850
     8,750  Mattel, Inc.                                                                         245,000
    43,140  PepsiCo, Inc.                                                                      2,383,485
    54,100  Rite Aid Corp.                                                                     1,690,625
    25,000  *Safeway, Inc.                                                                     1,162,500
    49,370  Schering-Plough Corp.                                                              2,832,604
     6,000  Temple-Inland, Inc.                                                                  272,250
                                                                                          --------------
            Total                                                                             25,224,291
                                                                                          --------------
            CONSUMER SERVICES--5.0%
    18,000  3Com Corporation                                                                     823,500
    49,500  Flowers Industry, Inc.                                                               637,313
    27,500  Newell Co.                                                                           725,312
     8,000  Nike, Inc.                                                                           464,000
    28,319  Philip Morris Cos., Inc.                                                           2,484,992
    15,000  Tribune Co.                                                                          967,500
                                                                                          --------------
            Total                                                                              6,102,617
                                                                                          --------------
            ENERGY--8.5%
    23,000  British Petroleum Company, PLC., ADR                                               2,199,375
    40,800  Coastal Corp.                                                                      1,356,600
    21,145  Exxon Corp.                                                                        1,636,094
    18,500  Halliburton Co.                                                                      802,437
    14,608  Mobil Corp.                                                                        1,524,710
     7,700  Royal Dutch Petroleum Co., ADR                                                       988,487
    43,706  Williams Cos., Inc.                                                                1,835,652
                                                                                          --------------
            Total                                                                             10,343,355
                                                                                          --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       BILTMORE QUANTITATIVE EQUITY FUND

  Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
            FINANCE--9.2%
    20,400  Bank New York Co., Inc.                                                       $      961,350
    15,500  BankAmerica Corp.                                                                    986,188
    19,500  Chemical Banking Corp.                                                             1,170,000
    25,000  Citicorp                                                                           1,768,750
    11,800  NationsBank Corp.                                                                    842,225
    30,000  Pinnacle West Capital Corp.                                                          817,500
    28,000  Reliastar Financial Corp.                                                          1,211,000
    51,258  Southtrust Corp.                                                                   1,300,672
    15,000  Travelers Group, Inc.                                                                892,500
    44,214  USLIFE Corp.                                                                       1,276,679
                                                                                          --------------
            Total                                                                             11,226,864
                                                                                          --------------
            HEALTHCARE--1.5%
    22,000  Rhone Poulenc Rorer, Inc.                                                          1,053,250
    13,000  United Healthcare Corp.                                                              817,375
                                                                                          --------------
            Total                                                                              1,870,625
                                                                                          --------------
            INDUSTRIAL SERVICES--0.9%
    17,800  Harsco Corp.                                                                       1,050,200
                                                                                          --------------
            INSURANCE--4.4%
    22,600  Aetna Life & Casualty Co.                                                          1,658,275
    28,738  Allstate Corp.                                                                     1,178,258
    19,000  MBIA, Inc.                                                                         1,463,000
    15,000  Safeco Corp.                                                                       1,065,000
                                                                                          --------------
            Total                                                                              5,364,533
                                                                                          --------------
            MACHINERY & EQUIPMENT--0.6%
    45,000  Giddings & Lewis, Inc.                                                               708,750
                                                                                          --------------
            MATERIALS & SERVICES--6.5%
    15,500  Champion International Corp.                                                         730,438
    23,977  Ennis Business Forms, Inc.                                                           299,713
     8,700  Georgia-Pacific Corp.                                                                676,425
    25,500  Marriot International, Inc.                                                          949,875



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       BILTMORE QUANTITATIVE EQUITY FUND

  Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
            MATERIALS & SERVICES--CONTINUED
    29,478  PHH Corp.                                                                     $    1,348,618
     4,800  Premark International, Inc.                                                          244,800
    13,300  Procter & Gamble Co.                                                               1,148,787
    16,600  Tyco International Ltd.                                                              520,825
    29,500  Union Carbide Corp.                                                                1,168,937
    18,000  Weyerhaeuser Co.                                                                     814,500
                                                                                          --------------
            Total                                                                              7,902,918
                                                                                          --------------
            RETAIL TRADE--1.0%
    31,000  Sears Roebuck & Co.                                                                1,220,625
                                                                                          --------------
            TECHNOLOGY--14.2%
    22,000  Avnet, Inc.                                                                        1,034,000
    49,559  Comdisco, Inc.                                                                     1,678,811
    27,717  Computer Associates International, Inc.                                            1,815,464
    15,000  Harris Corp.                                                                         864,375
    24,200  International Business Machines                                                    2,338,325
    27,500  *King World Products, Inc.                                                         1,089,687
    41,905  Lockheed Corp.                                                                     3,074,779
    32,000  Micron Technology, Inc.                                                            1,752,000
    68,004  Sprint Corp.                                                                       2,720,160
    20,000  Tandy Corp.                                                                          952,500
                                                                                          --------------
            Total                                                                             17,320,101
                                                                                          --------------
            TRANSPORTATION--1.3%
     4,700  CSX Corp.                                                                            411,838
    12,272  GATX Corp.                                                                           598,260
     7,800  Norfolk Southern Corp.                                                               614,250
        75  *Transport Holdings, Inc.                                                              2,944
                                                                                          --------------
            Total                                                                              1,627,292
                                                                                          --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       BILTMORE QUANTITATIVE EQUITY FUND

Shares or
Principal
  Amount                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
            UTILITIES--10.0%
    47,671  Ameritech Corp.                                                               $    2,621,905
    56,000  BellSouth Corp.                                                                    2,177,000
    58,338  DQE                                                                                1,684,510
    11,705  Duke Power Co.                                                                       525,262
    33,865  General Public Utilities Corp.                                                     1,070,981
     8,835  New England Electric System                                                          344,565
    32,500  Pacific Telesis Group                                                                975,000
    37,193  SBC Communications, Inc.                                                           2,008,422
    28,508  Scana Corp.                                                                          769,716
                                                                                          --------------
            Total                                                                             12,177,361
                                                                                          --------------
            Total Common Stocks (identified cost $91,395,068)                                117,760,308
                                                                                          --------------
U.S. Government Agencies--2.5%
            FEDERAL FARM CREDIT BANK--0.2%
   300,000  5.58%, 12/15/1995                                                                    299,334
                                                                                          --------------
            FEDERAL HOME LOAN BANK--0.5%
   300,000  5.55%, 12/19/1995                                                                    299,151
   300,000  5.60%, 12/13/1995                                                                    299,430
                                                                                          --------------
            Total                                                                                598,581
                                                                                          --------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION--0.2%
   200,000  5.56%, 12/11/1995                                                                    199,690
                                                                                          --------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.6%
   600,000  5.59%, 12/13/1995                                                                    598,860
   300,000  5.59%, 12/22/1995                                                                    299,007
   300,000  5.68%, 12/15/1995                                                                    299,337
   700,000  5.55%, 12/12/1995                                                                    698,782
                                                                                          --------------
            Total                                                                              1,895,986
                                                                                          --------------
            Total U.S. Government Agencies (identified cost $2,993,702)                        2,993,591
                                                                                          --------------
U.S. Treasury Obligations--0.4%
   522,000  United States Treasury Bills, 12/14/1995 (identified cost $520,976)                  520,946
                                                                                          --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       BILTMORE QUANTITATIVE EQUITY FUND

Principal
  Amount                                                                                      Value
--------------------------------------------------------------------------------------------------------
**Repurchase Agreement--0.5%
$  618,823  Daiwa Securities America, Inc., 5.90%, dated 11/30/1995, due 12/1/1995 (at
            amortized cost)                                                               $      618,823
                                                                                          --------------
            Total Investments (identified cost $95,528,569)                               $  121,893,668+
                                                                                          --------------


 * Non-income producing securities.

** The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

 + The cost of investments for federal tax purposes amounts to $95,528,569. The net unrealized appreciation of investments on a federal tax basis amounts to $26,365,099, which is comprised of $26,843,915 appreciation and $478,816 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($121,894,513) at November 30, 1995.

Note: The fund is required to deposit cash or U.S. Government Securities as collateral for the S&P 500 Index Futures.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       BILTMORE QUANTITATIVE EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Investments in securities, at value (identified and tax cost $95,528,569)                 $  121,893,668
Income receivable                                                                                235,266
Receivable for shares sold                                                                       168,490
Deferred expenses                                                                                 22,305
                                                                                          --------------
     Total assets                                                                            122,319,729
Liabilities:
Payable for shares redeemed                                                   $  343,434
Payable for daily variation margin                                                 5,200
Accrued expenses                                                                  76,582
                                                                              ----------
     Total liabilities                                                                           425,216
                                                                                          --------------
Net Assets for 9,294,572 shares outstanding                                               $  121,894,513
                                                                                          --------------
Net Assets Consist of:
Paid in capital                                                                           $   93,064,967
Net unrealized appreciation of investments and futures contracts (including unrealized
appreciation on futures contracts of $166,380)                                                26,531,479
Accumulated net realized gain on investments and futures contracts                             2,053,162
Undistributed net investment income                                                              244,905
                                                                                          --------------
     Total Net Assets                                                                     $  121,894,513
                                                                                          --------------
Net Asset Value, and Redemption Proceeds Per Share:
($121,894,513 / 9,294,572 shares outstanding)                                                     $13.11
                                                                                          --------------
Offering Price Per Share: (100/95.50 of $13.11)*                                                  $13.73
                                                                                          --------------


*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       BILTMORE QUANTITATIVE EQUITY FUND
                            STATEMENT OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1995

Investment Income:
]Dividends                                                                                  $   2,647,572
Interest                                                                                          270,026
                                                                                            -------------
     Total income                                                                               2,917,598
Expenses:
Investment advisory fee                                                         $  728,298
Administrative personnel and services fee                                           93,391
Custodian fees                                                                      20,809
Transfer agent and dividend disbursing agent fees and expenses                      31,070
Trustees' fees                                                                       3,105
Auditing fees                                                                       15,999
Legal fees                                                                           8,001
Portfolio accounting fees                                                           42,926
Share registration costs                                                            18,911
Printing and postage                                                                20,563
Insurance premiums                                                                   5,499
Miscellaneous                                                                        6,101
                                                                                ----------
     Total expenses                                                                994,673
     Waiver of investment advisory fee                                             (89,503)
                                                                                ----------
       Net expenses                                                                               905,170
                                                                                            -------------
          Net investment income                                                                 2,012,428
                                                                                            -------------
Realized and Unrealized Gain (Loss) on Investments and futures contracts:
Net realized gain on investments and futures contracts                                          4,403,602
Net change in unrealized appreciation of investments and futures contracts                     28,219,890
                                                                                            -------------
     Net realized and unrealized gain on investments and futures contracts                     32,623,492
                                                                                            -------------
          Change in net assets resulting from operations                                    $  34,635,920
                                                                                            -------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       BILTMORE QUANTITATIVE EQUITY FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                 Year Ended November 30,       1995           1994*
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                     $    2,012,428  $    1,151,854
Net realized gain (loss) on investments and futures contracts
($2,223,995 net gain and $2,066,486 net loss, respectively, as
computed for federal tax purposes)                                             4,403,602      (2,350,440)
Net change in unrealized appreciation (depreciation) on investments and
futures contracts                                                             28,219,890      (1,688,411)
                                                                          --------------  --------------
     Change in net assets resulting from operations                           34,635,920      (2,886,997)
                                                                          --------------  --------------
Distributions to Shareholders--
Distributions from net investment income                                      (2,031,574)       (887,803)
                                                                          --------------  --------------
Share Transactions--
Proceeds from sale of shares                                                  20,816,453     104,320,677
Net asset value of shares issued to shareholders in payment of
distributions declared                                                         1,962,206         879,725
Cost of shares redeemed                                                      (25,467,417)     (9,446,677)
                                                                          --------------  --------------
     Change in net assets resulting from share transactions                   (2,688,758)     95,753,725
                                                                          --------------  --------------
          Change in net assets                                                29,915,588      91,978,925
Net Assets:
Beginning of period                                                           91,978,925               0
                                                                          --------------  --------------
End of period (including undistributed net investment income of $244,905
and $264,051, respectively)                                               $  121,894,513  $   91,978,925
                                                                          --------------  --------------


*For the period from March 28, 1994 (date of initial public investment) to November 30, 1994.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       BILTMORE QUANTITATIVE EQUITY FUND
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            Year Ended November 30,    1995       1994(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $    9.60   $   10.00
Income from investment operations
  Net investment income                                                                   0.22        0.12
  Net realized and unrealized gain (loss) on investments and futures contracts            3.51      (0.43)
                                                                                     ---------  -----------
  Total from investment operations                                                        3.73       (0.31)
Less distributions
  Distributions from net investment income                                               (0.22)      (0.09)
                                                                                     ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                       $   13.11   $    9.60
                                                                                     ---------  -----------
Total Return (b)                                                                         39.33%      (3.08)%
Ratios to Average Net Assets
  Expenses                                                                                0.87%       0.90%*
  Net investment income                                                                   1.93%       1.83%*
  Expense waiver/reimbursement (c)                                                        0.10%       0.10%*
Supplemental Data
  Net assets, end of period (000 omitted)                                             $121,895     $91,979
  Portfolio turnover                                                                        63%         64%


 * Computed on an annualized basis.

 (a) Reflects operations for the period from March 28, 1994 (date of initial public investment) to November 30, 1994.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       BILTMORE QUANTITATIVE EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

(1) ORGANIZATION

The Biltmore Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Biltmore Quantitative Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended November 30, 1995, the Fund had realized gains on futures contracts of $607,771 Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

     At November 30, 1995, the Fund had outstanding futures contracts as set forth below:

   Expiration      Contracts to                Unrealized
      Date        Deliver/Receive  Position   Appreciation
-----------------------------------------------------------
   December 1995    13 S&P 500
                   Index Futures     Long       $166,380


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                       Year Ended November 30,     1995         1994*
--------------------------------------------------------------------------------------------------------
Shares sold                                                                       1,840,666   10,458,666
Shares issued to shareholders in payment of distributions declared                  180,286       89,773
Shares redeemed                                                                  (2,308,489)    (966,330)
                                                                                -----------  -----------
     Net change resulting from share transactions                                  (287,537)   9,582,109
                                                                                -----------  -----------


*For the period from March 28, 1994 (date of initial public investment) to November 30, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Asset Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.70 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

SUB-ADVISORY FEE--The Adviser has entered into a sub-advisory agreement with Twin Capital (the "Sub-Adviser"). Twin Capital furnishes certain investment advisory services to the Adviser, including investment research, quantitative analysis, statistical and other factual information, and recommendations based on Twin Capital's analysis, and assists the Adviser in identifying securities for the potential purchase and/or sale. Twin Capital is entitled to receive an annual fee of $55,000. Twin Capital may elect to waive some or all of its fee.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and The Biltmore Municipal Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.
PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       BILTMORE QUANTITATIVE EQUITY FUND

CUSTODIAN FEES--Wachovia Bank of North Carolina, N.A. is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $34,484 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following the Fund's effective date. For the year ended November 30, 1995, the Fund paid $3,833 pursuant to this agreement.

GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the year ended November 30, 1995, were as follows:

Purchases                                                                                   $  68,572,322
                                                                                            -------------
Sales                                                                                       $  64,476,239
                                                                                            -------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Biltmore Quantitative Equity Fund (one of the portfolios comprising The Biltmore Funds) as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Quantitative Equity Fund of The Biltmore Funds at November 30, 1995, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
January 15, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                           John W. McGonigle
Samuel E. Hudgins                                         President and Treasurer
J. Berkley Ingram, Jr.                                    Ronald M. Petnuch
D. Dean Kaylor                                            Vice President and Assistant Treasurer
Charles S. Way, Jr.                                       Peter J. Germain
                                                          Secretary
                                                          Gail Cagney
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



Federated Securities Corp.
is the distributor of the fund.                               Cusip 090297813

831-23                                                        G01512-04(1/96)




                                ANNUAL REPORT
                                    DATED
                              NOVEMBER 30, 1995


                               JANUARY 31, 1996


                             BILTMORE SHORT-TERM
                              FIXED INCOME FUND
                             WACHOVIA INVESTMENTS
                          MAKE YOURSELF COMFORTABLE






--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Biltmore Short-Term Fixed Income Fund for the twelve-month period ended November 30, 1995. The report begins with a brief commentary on the bond market. Following the commentary is a complete listing of the fund's investments and its financial statements.

On your behalf, Biltmore Short-Term Fixed Income Fund pursues a high level of income from a diversified portfolio of short-term, income-producing securities. At the end of the report period, 78.8% of the fund's assets were concentrated in U.S. Treasury securities, while the remaining assets were diversified among other short-term securities.

Consistent with a highly favorable interest rate environment during the reporting period, the fund rewarded shareholders with total return figures based on net asset value and maximum offering price of 8.82% and 6.05%, respectively,* dividends totaling $0.52 per share, and a $0.31 increase in share price. Total net assets stood at $124.7 million on the last day of the period.

Thank you for your confidence in Biltmore Short-Term Fixed Income Fund. We will continue to keep you up to date on your investment, and we welcome your comments and suggestions.

Sincerely,

John W. McGonigle

John W. McGonigle
President
January 15, 1996

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     BILTMORE SHORT-TERM FIXED INCOME FUND

At the outset of the fiscal year, the bond market began a phenomenal rally that continued throughout most of the twelve-month period. Signs of slower economic growth and low inflation ignited the strong rally, which lasted until the third quarter of 1995. At that point, stronger-than-expected economic growth and profit-taking restrained the bond market. However, modest inflation and signs of a slower economy touched off another bond rally in October and November, with yields falling more than 50 basis points. The Merrill Lynch 1-3 Year U.S. Treasury Index* gained 10.40% for the twelve-month period ended November 30, 1995. For the year ended, the Fund had a total return of 8.82% based on net asset value and 6.05% based on the maximum offering price.**

The yield curve steepened early in the fiscal year and was then virtually unchanged for the remainder of the 12-month period. However, the rally in October and November increased demand for long-term bonds, causing the yield curve for short-term bonds to steepen. The Fund's portfolio manager generally maintained a position in line with the targeted average maturity of 1.5 years.

The Fund had net assets of $124.7 million and a net asset value of $9.89 on November 30, 1995. As of November 30, 1995, the Fund's 30-day SEC yield was 5.20% based on net asset value and 5.07% based on the maximum offering price.** The Fund ended the period with an average duration of 1.50 years.

 * Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. This index is unmanaged, and investments cannot be made in an index.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     BILTMORE SHORT-TERM FIXED INCOME FUND

      GROWTH OF $10,000 INVESTED IN BILTMORE SHORT-TERM FIXED INCOME FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Biltmore Short-Term Fixed Income Fund (the "Fund") from May 7, 1993 (start of performance) to November 30, 1995 compared to the Merrill Lynch 1-3 Year U.S. Treasury Index.+



"Graphic representation "H" omitted.  See Appendix."

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.50% ($10,000 investment minus $250 sales charge = $9,750). The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1-3 Year U.S. Treasury Index has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

  Total return for shareholders purchasing shares of the Fund at the net asset value without a sales charge, including accounts purchasing shares through the Trust Divisions of the Wachovia Banks, is 8.82% for the year ended November 30, 1995, as reflected in the "Financial Highlights" section of the Fund's prospectus, and 4.54% for the period from May 7, 1993 (start of performance) through
  November 30, 1995.

 +The Merrill Lynch 1-3 Year U.S. Treasury Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.




                     BILTMORE SHORT-TERM FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
Asset-Backed Securities--0.0%
$      33,472  Shawmut National Grantor Trust, Series 1992-A, 5.55%, 11/15/1997
               (identified cost $33,974)                                                  $       33,332
                                                                                          --------------
Collateralized Mortgage Obligations--0.5%
      668,086  Household Financial Corp., Series 1992 A3, 5.80%, 4/20/2007
               (identified cost $675,816)                                                        665,788
                                                                                          --------------
Corporate Bonds--13.4%
               AEROSPACE & DEFENSE--0.8%
    1,000,000  Boeing Co., 8.375%, 3/1/1996                                                    1,005,360
                                                                                          --------------
               BANKING--4.6%
    2,000,000  Fleet Financial Group, Inc., 6.00%, 10/26/1998                                  2,008,340
    1,000,000  Fleet Financial Group, Inc., 7.25%, 10/15/1997, Senior Notes                    1,026,080
    2,500,000  International American Development Bank, 9.50%, 10/15/1997                      2,666,025
                                                                                          --------------
               Total                                                                           5,700,445
                                                                                          --------------
               FINANCE--5.2%
    1,500,000  IBM Credit Corp., 5.00%, 5/10/1996                                              1,493,475
    1,000,000  Norwest Corp., 5.75%, 11/16/1998                                                  997,320
    4,000,000  TransAmerica Financial Corp., 6.75%, 8/15/1997, Senior Notes                    4,055,760
                                                                                          --------------
               Total                                                                           6,546,555
                                                                                          --------------
               FINANCIAL SERVICES--2.0%
    2,500,000  Merrill Lynch & Co., Inc., 5.00%, 12/15/1996                                    2,481,675
                                                                                          --------------
               OIL--0.8%
    1,000,000  Shell Oil Co., 7.70%, 2/1/1996                                                  1,002,420
                                                                                          --------------
               Total Corporate Bonds (identified cost $16,572,990)                            16,736,455
                                                                                          --------------
Foreign Municipal Government Bond--3.2%
    4,000,000  Ontario Province, Canada, 8.25%, 4/8/1996
               (identified cost $4,133,800)                                                    4,031,120
                                                                                          --------------
U.S. Treasury Obligations--78.8%
               U.S. TREASURY NOTES--78.8%
    1,500,000  8.75%, 10/15/1997                                                               1,588,365
      500,000  7.875%, 1/15/1998                                                                 524,455
   18,000,000  7.50%, 1/31/1997                                                               18,416,160
    3,000,000  7.50%, 12/31/1996                                                               3,065,160
    9,250,000  7.25%, 11/15/1996                                                               9,403,180



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     BILTMORE SHORT-TERM FIXED INCOME FUND

  Principal
   Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations--continued
               U.S. TREASURY NOTES--CONTINUED
$   2,000,000  6.875%, 2/28/1997                                                          $    2,034,680
    3,500,000  6.75%, 2/28/1997                                                                3,556,315
    5,000,000  6.625%, 3/31/1997                                                               5,078,100
    7,000,000  6.50%, 8/15/1997                                                                7,125,790
   10,650,000  6.50%, 5/15/1997                                                               10,811,454
      750,000  6.50%, 4/30/1997                                                                  761,250
    5,000,000  6.125%, 5/15/1998                                                               5,082,800
    1,000,000  5.75%, 10/31/1997                                                               1,006,870
    1,750,000  5.625%, 6/30/1997                                                               1,756,020
    3,000,000  5.50%, 9/30/1997                                                                3,006,570
   11,000,000  5.125%, 4/30/1998                                                              10,931,250
    3,050,000  5.125%, 3/31/1998                                                               3,031,883
   11,250,000  4.75%, 8/31/1998                                                               11,058,413
                                                                                          --------------
               Total U.S. Treasury Obligations (identified cost $97,313,659)                  98,238,715
                                                                                          --------------
*Variable Rate Instruments--2.6%
    3,140,000  General Electric Capital Corp., 7.98%, 12/15/2007
               (Putable 12/15/1997) (identified cost $3,348,590)                               3,203,679
                                                                                          --------------
**Repurchase Agreement--0.2%
      212,095  Daiwa Securities America, Inc., 5.90%, dated 11/30/1995,
               due 12/1/1995 (at amortized cost)                                                 212,095
                                                                                          --------------
               Total Investments (identified cost $122,290,924)                           $  123,121,184+
                                                                                          --------------


 * Denotes variable rate securities which show current rate and next demand date.

** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

 +The cost of investments for federal tax purposes amounts to $122,310,534. The net unrealized appreciation of investments on a federal tax basis amounts to $810,650, which is comprised of $1,165,000 appreciation and $354,350 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($124,719,640) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     BILTMORE SHORT-TERM FIXED INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Investments in securities, at value
(identified cost $122,290,924; tax cost $122,310,534)                                     $  123,121,184
Income receivable                                                                              1,644,406
Receivable for investments sold                                                                1,004,396
Receivable for shares sold                                                                           204
Deferred expenses                                                                                 26,832
                                                                                          --------------
     Total assets                                                                            125,797,022
Liabilities:
Payable for investments purchased                                           $  1,003,354
Payable for shares redeemed                                                       29,986
Accrued expenses                                                                  44,042
                                                                            ------------
     Total liabilities                                                                         1,077,382
                                                                                          --------------
Net Assets for 12,606,182 shares outstanding                                              $  124,719,640
                                                                                          --------------
Net Assets Consist of:
Paid in capital                                                                           $  126,484,999
Net unrealized appreciation of investments                                                       830,260
Accumulated net realized loss on investments                                                  (3,544,742)
Undistributed net investment income                                                              949,123
                                                                                          --------------
     Total Net Assets                                                                     $  124,719,640
                                                                                          --------------
Net Asset Value and Redemption Proceeds Per Share:
($124,719,640 / 12,606,182 shares outstanding)                                                     $9.89
                                                                                          --------------
Offering Price Per Share (100/97.50 of $9.89)*                                                    $10.14
                                                                                          --------------


*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     BILTMORE SHORT-TERM FIXED INCOME FUND
                            STATEMENT OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Interest                                                                                    $   9,023,170
Expenses:
Investment advisory fee                                                       $    768,294
Administrative personnel and services fee                                          125,580
Custodian fees                                                                      27,938
Transfer and dividend disbursing agent fees and expenses                            32,668
Trustees' fees                                                                      10,960
Auditing fees                                                                       15,999
Legal fees                                                                          13,670
Portfolio accounting fees                                                           46,016
Share registration costs                                                            25,620
Printing and postage                                                                15,095
Insurance premiums                                                                   4,948
Miscellaneous                                                                       14,247
                                                                              ------------
     Total expenses                                                              1,101,035
Waivers and reimbursements--
  Waiver of investment advisory fee                                               (220,989)
                                                                              ------------
       Net expenses                                                                               880,046
                                                                                            -------------
          Net investment income                                                                 8,143,124
                                                                                            -------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                                                 (177,221)
Net change in unrealized appreciation of investments                                            3,977,024
                                                                                            -------------
     Net realized and unrealized gain on investments                                            3,799,803
                                                                                            -------------
          Change in net assets resulting from operations                                    $  11,942,927
                                                                                            -------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     BILTMORE SHORT-TERM FIXED INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                 Year Ended November 30,       1995            1994
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                     $    8,143,124  $    6,859,182
Net realized gain (loss) on investments ($241,281 and
$2,790,650 net loss, respectively, as computed for
federal tax purposes                                                            (177,221)     (2,862,364)
Net change in unrealized appreciation (depreciation)                           3,977,024      (2,079,336)
                                                                          --------------  --------------
     Change in net assets resulting from operations                           11,942,927       1,917,482
                                                                          --------------  --------------
Distributions to Shareholders--
Distributions from net investment income                                      (7,332,212)     (6,884,557)
                                                                          --------------  --------------
Share Transactions--
Proceeds from sale of shares                                                  21,380,205      37,631,676
Net asset value of shares issued to shareholders in payment of
distributions declared                                                         7,263,688       6,862,521
Cost of shares redeemed                                                      (56,861,374)    (45,659,892)
                                                                          --------------  --------------
     Change in net assets resulting from share transactions                  (28,217,481)     (1,165,695)
                                                                          --------------  --------------
          Change in net assets                                               (23,606,766)     (6,132,770)
Net Assets:
Beginning of period                                                          148,326,406     154,459,176
                                                                          --------------  --------------
End of period (including undistributed net investment income
of $949,123 and $138,211, respectively)                                   $  124,719,640  $  148,326,406
                                                                          --------------  --------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     BILTMORE SHORT-TERM FIXED INCOME FUND
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              Year Ended November 30,    1995       1994       1993(a)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $    9.58  $    9.91   $   10.00
Income from investment operations
  Net investment income                                                     0.59       0.45        0.27
  Net realized and unrealized gain (loss) on investments                    0.24      (0.33)      (0.10)
                                                                       ---------  ---------  -----------
  Total from investment operations                                          0.83       0.12        0.17
                                                                       ---------  ---------  -----------
Less distributions
  Distributions from net investment income                                 (0.52)     (0.45)      (0.26)
                                                                       ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                         $    9.89  $    9.58   $    9.91
                                                                       ---------  ---------  -----------
Total Return (b)                                                            8.82%      1.27%       1.69%
Ratios to Average Net Assets
  Expenses                                                                  0.63%      0.60%       0.58%*
  Net investment income                                                     5.83%      4.62%       4.78%*
  Expense waiver/reimbursement (c)                                          0.18%      0.18%       0.22%*
Supplemental Data
  Net assets, end of period (000 omitted)                               $124,720   $148,326    $154,459
  Portfolio turnover                                                         147%       151%         73%


 * Computed on an annualized basis.

 (a) Reflects operations for the period from May 10, 1993 (date of initial public investment) to November 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     BILTMORE SHORT-TERM FIXED INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

(1) ORGANIZATION

The Biltmore Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Biltmore Short-Term Fixed Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At November 30, 1995 the Fund, for federal tax purposes, had a capital loss carryforward of $3,525,132, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

   Expiration Year      Expiration Amount
        2001                   $493,199
        2002                 $2,790,650
        2003                   $241,283


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     BILTMORE SHORT-TERM FIXED INCOME FUND
     purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                    Year Ended November 30,     1995         1994
-----------------------------------------------------------------------------------------------------
Shares sold                                                                    2,200,207    3,860,561
Shares issued to shareholders in payment of distributions declared               745,346      705,380
Shares redeemed                                                               (5,816,573)  (4,674,812)
                                                                             -----------  -----------
     Net change resulting from share transactions                             (2,871,020)    (108,871)
                                                                             -----------  -----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Asset Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .55 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and The Biltmore Municipal Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Wachovia Bank of North Carolina N.A. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $34,484 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following the Fund's effective date. For the period ended November 30, 1995, the Fund paid $6,896 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1995, were as follows:

Purchases                                                                                  $  195,371,881
                                                                                           --------------
Sales                                                                                      $  217,046,988
                                                                                           --------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Biltmore Short-Term Fixed Income Fund (one of the portfolios comprising The Biltmore Funds) as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Short-Term Fixed Income Fund of The Biltmore Funds at November 30, 1995, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
January 15, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                           John W. McGonigle
Samuel E. Hudgins                                         President and Treasurer
J. Berkley Ingram, Jr.                                    Ronald M. Petnuch
D. Dean Kaylor                                            Vice President and Assistant Treasurer
Charles S. Way, Jr.                                       Peter J. Germain
                                                          Secretary
                                                          Gail Cagney
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit
Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.






Federated Securities Corp.
is the distributor of the fund                            Cusip 090297862
                                                          G01512-12(1/96)


                                ANNUAL REPORT
                                    DATED


                              November 30,1995





                                   JANUARY 31, 1996





                                   BILTMORE
                             SPECIAL VALUES FUND








                            WACHOVIA INVESTMENTS
                          MAKE YOURSELF COMFORTABLE


                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Biltmore Special Values Fund for the twelve-month period ended November 30, 1995. The report begins with a brief commentary on the stock market. Following the commentary are a complete listing of the fund's investments and its financial statements.

On your behalf, Biltmore Special Values Fund invests in a diversified portfolio of small-company stocks to help your money grow over the long term. Unlike many other funds that invest in small-company stocks through a high-flying approach, this fund is managed through a highly disciplined approach. Its portfolio manager seeks stocks issued by well-capitalized, and well-run small companies that are selling at less than their estimated long-term values.

During the report period, the stock market overall soared to record levels. Biltmore Special Values Fund rewarded shareholders with very strong performance. The fund delivered total return figures based on net asset value and maximum offering price of 25.91% and 20.24%, respectively,* as its share price increased by nearly 25% to reach $12.18 at the end of the period. The fund also paid $0.02 in dividends and $0.06 in capital gains per share. Fund net assets grew by $6.6 million to end the period at $24.1 million.

Thank you for selecting Biltmore Special Values Fund to pursue your long-term goals. We welcome your comments and suggestions.

Sincerely,

John W. McGonigle
President
January 15, 1996

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          BILTMORE SPECIAL VALUES FUND

The economy completed its long awaited "soft landing" during the fiscal year. Despite several interest rate increases in 1994 and early 1995, the economy demonstrated surprising strength at the outset of the fiscal year. By the second quarter of 1995, however, economic growth became increasingly sluggish. The slow growth continued until mid-summer, when the economy rebounded, aided by a slight interest rate reduction in July. Despite the resurgence, inflation remained in check, with producer and consumer price increases below 3% annual rates. During the twelve-month period ended November 30, 1995, the Fund had a total return of 25.91% based on the net asset value and 20.24% based on the maximum offering price.*

The Fund benefited from an overweighted position in financial company and oil service stocks during 1995. The Fund's portfolio manager began buying stocks of financial and oil service companies in 1994 during a period of rising interest rates. The sale of many of these holdings in late 1995 generated healthy returns. The Fund's portfolio manager avoided technology and biotechnology stocks, which had the highest sector returns but also tend to be among the riskiest investments. On November 30, 1995, the Fund's largest holdings were Capital Guaranty Corp., Boston Acoustics Inc., Lawyers Title Corp., International Specialty Products, Inc., Capsure Holdings Corp., White River Corp., Valassis Communications Inc., Fund American Enterprises Holdings Inc., Lindsay Manufacturing Co., and Security-Connecticut Corp. On November 30, 1995, the Fund had net assets of $24.1 million and a net asset value of $12.18 per share.

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          BILTMORE SPECIAL VALUES FUND

           GROWTH OF $10,000 INVESTED IN BILTMORE SPECIAL VALUES FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Biltmore Special Values Fund (the "Fund") from May 7, 1993 (start of performance) to November 30, 1995 compared to the Russell 2000 Index.+


"Graphic representation "B" omitted.  See Appendix."

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Index has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

  Total return for shareholders purchasing shares of the Fund at net asset value without a sales charge, including accounts purchasing shares through the Trust Divisions of the Wachovia Banks, is 25.91% for the year ended November 30, 1995, as reflected in the "Financial Highlights" section of the Fund's prospectus, and 9.71% for the period from May 7, 1993 (start of performance) through November 30, 1995.

 +The Russell 2000 Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             BILTMORE SPECIAL VALUES FUND PORTFOLIO OF INVESTMENTS

                               NOVEMBER 30, 1995

   Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--90.4%
               AUTOMOBILE PARTS--1.5%
        5,000  Smith (A.O.) Corp.                                                          $     118,750
        6,000  Stewart & Stevenson Services                                                      138,000
        5,000  Walbro Corp.                                                                       97,500
                                                                                           -------------
               Total                                                                             354,250
                                                                                           -------------
               BUILDING MATERIALS--1.4%
       18,000  Lafarge Corp.                                                                     348,750
                                                                                           -------------
               BROADCASTING--0.6%
       12,000  Jones Intercable Invest LP                                                        148,500
                                                                                           -------------
               CAPITAL GOODS--6.3%
       11,500  *Lindsay Manufacturing Co.                                                        408,250
       13,800  Moore Products Co.                                                                248,400
        9,000  Puerto Rican Cement, Inc.                                                         294,750
       50,000  *Tyler Corp.                                                                      175,000
        6,500  Velcro Industries                                                                 403,000
                                                                                           -------------
               Total                                                                           1,529,400
                                                                                           -------------
               CHEMICALS--3.1%
       10,000  Hanna M.A. Co.                                                                    268,750
       47,000  International Specialty Products, Inc.                                            470,000
                                                                                           -------------
               Total                                                                             738,750
                                                                                           -------------
               COMMERCIAL SERVICES--1.1%
       15,000  *Craig Corp.                                                                      140,625
        8,000  Union Corp.                                                                       136,000
                                                                                           -------------
               Total                                                                             276,625
                                                                                           -------------
               COMPUTERS--1.6%
       22,000  Wang Laboratories, Inc.                                                           393,250
                                                                                           -------------
               CONSUMER DURABLES--3.3%
        6,500  Allen Organ Co., Cl. B                                                            279,500
       25,000  Boston Acoustics, Inc.                                                            518,750
                                                                                           -------------
               Total                                                                             798,250
                                                                                           -------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             BILTMORE SPECIAL VALUES FUND PORTFOLIO OF INVESTMENTS

   Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
               CONSUMER NON-DURABLES--3.1%
       19,500  American Media, Inc., Cl. A                                                 $      85,313
       18,000  *Carson, Perie, Scott & Co.                                                       357,750
        5,000  Plenum Publishing Corp.                                                           181,250
        6,000  *Scotts Co., Cl. A                                                                120,750
                                                                                           -------------
               Total                                                                             745,063
                                                                                           -------------
               ELECTRONICS--0.7%
        2,000  Littelfuse, Inc.                                                                   67,250
       15,000  Powell Industries, Inc.                                                           110,625
                                                                                           -------------
               Total                                                                             177,875
                                                                                           -------------
               ENERGY--1.8%
       22,000  *Global Natural Resources, Inc.                                                   214,500
       22,000  *Pride Petroleum Services, Inc.                                                   214,500
                                                                                           -------------
               Total                                                                             429,000
                                                                                           -------------
               FINANCE--24.4%
       25,000  Capital Guaranty Corp.                                                            553,125
        5,000  Capital Southwest Corp.                                                           246,250
       33,000  *Capsure Holdings Corp.                                                           462,000
       40,000  *Danielson Holding Corp.                                                          280,000
       16,000  Equus II, Inc.                                                                    210,000
       12,000  Financial Securities Assurance Holdings, Ltd.                                     313,500
        6,000  Fund American Enterprises                                                         417,000
        4,000  Jefferies Group, Inc.                                                             170,000
       10,000  John Nuveen Co., Cl. A                                                            268,750
        3,500  *Jupiter National, Inc.                                                           104,125
       29,000  Lawyers Title Corp.                                                               496,625
       14,000  Leucadia National Corp.                                                           385,000
       24,500  Mellon Participating Mortgage Trust                                                53,594
       20,000  Piper Jaffray Cos., Inc.                                                          255,000
       16,000  Security Connecticut Corp.                                                        408,000
       18,000  Stewart Information Services Corp.                                                400,500
        8,000  *Triad Guaranty                                                                   216,000
       30,000  Unico American Corp.                                                              180,000
       13,000  *White River Corp.                                                                448,500
                                                                                           -------------
               Total                                                                           5,867,969
                                                                                           -------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             BILTMORE SPECIAL VALUES FUND PORTFOLIO OF INVESTMENTS

   Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
               FOOD & BEVERAGE--0.8%
       15,000  Midwest Grain Products, Inc.                                                $     181,875
                                                                                           -------------
               INDUSTRIAL SERVICES--6.8%
       17,000  Arethusa (Offshore) Ltd.                                                          386,750
       20,000  *Cliffs Drilling Co.                                                              285,000
       40,000  Marine Drilling Cos., Inc.                                                        162,500
       37,000  *Nabors Industries, Inc.                                                          365,375
       30,000  Noble Drilling Corp.                                                              217,500
       25,000  Pool Energy Services Co.                                                          225,000
                                                                                           -------------
               Total                                                                           1,642,125
                                                                                           -------------
               INSURANCE--0.8%
        5,000  Transport Holdings, Inc., Cl. A                                                   196,250
                                                                                           -------------
               LODGING--1.6%
       40,000  Prime Hospitality Corp.                                                           385,000
                                                                                           -------------
               MACHINERY--1.6%
        8,000  Gardner Denver Machinery, Inc.                                                    134,000
       15,000  Transpro, Inc.                                                                    144,375
        4,500  Twin Disc, Inc.                                                                   102,937
                                                                                           -------------
               Total                                                                             381,312
                                                                                           -------------
               MANUFACTURING--1.3%
       10,000  Cimco, Inc.                                                                        93,750
        5,000  Raven Industries, Inc.                                                             78,125
       20,000  Union Switch & Signal, Inc.                                                       140,000
                                                                                           -------------
               Total                                                                             311,875
                                                                                           -------------
               MATERIALS & SERVICES--8.2%
       16,000  *Charter Medical Corp.                                                            292,000
        8,000  Cleveland Cliffs, Inc.                                                            313,000
       50,000  Cordiant PLC--ADR                                                                 200,000
       10,000  Forest City Enterprises, Cl. A                                                    336,250
          300  Forest City Enterprises, Cl. B                                                     10,050
       17,000  Furon Co.                                                                         303,875
        3,100  Gilbert Assoc, Inc., Cl. A                                                         44,950
        7,000  Mueller Industries, Inc.                                                          161,000
        3,000  Potash Corp. Saskatchewan, Inc.                                                   207,375



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             BILTMORE SPECIAL VALUES FUND PORTFOLIO OF INVESTMENTS

   Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
               MATERIALS & SERVICES--CONTINUED
        6,000  Somerset Group, Inc.                                                        $     106,500
                                                                                           -------------
               Total                                                                           1,975,000
                                                                                           -------------
               METALS--0.5%
        3,000  Barnes Group, Inc.                                                                116,250
                                                                                           -------------
               MULTI-INDUSTRY--0.3%
        5,000  Tejon Ranch Co.                                                                    73,125
                                                                                           -------------
               NON-ENERGY MINERALS--1.9%
        8,000  Lone Star Industries, Inc.                                                        199,000
       10,000  Medusa Corp.                                                                      248,750
                                                                                           -------------
               Total                                                                             447,750
                                                                                           -------------
               OFFICE EQUIPMENT--0.5%
       15,000  Duplex Products, Inc.                                                             114,375
                                                                                           -------------
               OIL--6.0%
       32,000  Alamco, Inc.                                                                      272,000
        8,000  Atwood Oceanics, Inc.                                                             150,000
       22,000  Berry Petroleum Co., Cl. A                                                        233,750
        5,000  Crystal Oil Co.                                                                   148,750
       12,000  Global Industries, Inc.                                                           322,500
       18,000  Hornbeck Offshore Services, Inc.                                                  324,000
                                                                                           -------------
               Total                                                                           1,451,000
                                                                                           -------------
               PRINTING & PUBLISHING--3.2%
       11,000  Central Newspapers, Inc., Cl. A                                                   350,625
       27,000  Valassis Communications, Inc.                                                     415,125
                                                                                           -------------
               Total                                                                             765,750
                                                                                           -------------
               REAL ESTATE--0.6%
       10,000  Price Enterprises, Inc.                                                           153,437
                                                                                           -------------
               RETAIL--0.3%
        1,000  Arden Group, Inc., Cl. A                                                           61,500
                                                                                           -------------
               TECHNOLOGY--3.2%
       10,000  *Astrosystems, Inc.                                                                56,250
        6,800  *Dynatech Corp.                                                                   101,150
       40,000  *Esco Electronics Corp.                                                           320,000



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             BILTMORE SPECIAL VALUES FUND PORTFOLIO OF INVESTMENTS

  Shares or
  Principal
   Amount                                                                                      Value
--------------------------------------------------------------------------------------------------------
Common Stocks--continued
               TECHNOLOGY--CONTINUED
       27,000  Geodynamics Corp.                                                           $     297,000
                                                                                           -------------
               Total                                                                             774,400
                                                                                           -------------
               TEXTILES--0.5%
        7,250  Conso Products Co.                                                                114,187
                                                                                           -------------
               TOBACCO--1.2%
       17,000  Dimon, Inc.                                                                       293,250
                                                                                           -------------
               TRANSPORTATION--2.2%
       22,000  Kirby Corp.                                                                       393,250
       23,000  OMI Corp.                                                                         140,875
                                                                                           -------------
               Total                                                                             534,125
                                                                                           -------------
               Total Common Stocks (identified cost $19,772,679)                              21,780,268
                                                                                           -------------
Preferred Stocks--2.6%
        4,000  Cliffs Drilling Co.                                                               116,000
       30,000  *Craig Corp., Cl. A                                                               258,750
       24,000  *Sunshine Mining Co.                                                              240,000
                                                                                           -------------
               Total Preferred Stocks (identified cost $636,216)                                 614,750
                                                                                           -------------
**Repurchase Agreement--6.7%
$   1,609,666  Daiwa Securities America, Inc., 5.90%, dated 11/30/95, due 12/1/95
               (at amortized cost)                                                             1,609,666
                                                                                           -------------
               Total Investments (identified cost $22,018,561)                             $  24,004,684+
                                                                                           -------------


 * Non-income producing security.

** Repurchase agreement is fully collateralized by U.S. Treasury obligations based on prices at the date of the portfolio.

 + The cost for federal tax purposes amounts to $22,018,561. The net unrealized appreciation of investments on a federal tax basis amounts to $1,986,123, which is comprised of $2,937,739 appreciation and $951,616 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets ($24,093,074) at November 30, 1995.

The following acronym(s) are used throughout this portfolio:

ADR--American Depository Receipts
LP--Limited Partnership
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          BILTMORE SPECIAL VALUES FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1995

Assets:
Investments, at value
(identified and tax cost $22,018,561)                                                       $  24,004,684
Income receivable                                                                                  63,844
Receivable for shares sold                                                                        137,034
Deferred expenses                                                                                   2,976
                                                                                            -------------
     Total assets                                                                              24,208,538
Liabilities:
Payable for investments purchased                                                $  89,206
Payable to Portfolio Accounting                                                      6,524
Accrued expenses                                                                    19,734
                                                                                 ---------
     Total liabilities                                                                            115,464
                                                                                            -------------
Net Assets for 1,977,435 shares outstanding                                                 $  24,093,074
                                                                                            -------------
Net Assets Consists of:
Paid in capital                                                                             $  20,146,849
Net unrealized appreciation of investments                                                      1,986,123
Accumulated net realized gain on investments                                                    1,812,482
Undistributed net investment income                                                               147,620
                                                                                            -------------
     Total Net Assets                                                                       $  24,093,074
                                                                                            -------------
Net Asset Value and Redemption Proceeds Per Share:
($24,093,074 / 1,977,435 shares outstanding)                                                       $12.18
                                                                                            -------------
Offering Price Per Share (100/95.50 of $12.18)*                                                    $12.75
                                                                                            -------------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          BILTMORE SPECIAL VALUES FUND
                            STATEMENT OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Dividends                                                                                   $    341,240
Interest                                                                                          78,959
                                                                                            ------------
     Total income                                                                                420,199
Expenses:
Investment advisory fee                                                        $   160,840
Administrative personnel and services fee                                           75,000
Custodian fees                                                                       4,021
Transfer and dividend disbursing agent fees and expenses                            25,505
Trustees' fees                                                                       1,026
Auditing fees                                                                       15,408
Legal fees                                                                           3,010
Portfolio accounting fees                                                           49,366
Share registration costs                                                            12,087
Printing and postage                                                                19,449
Insurance premiums                                                                   3,123
Miscellaneous                                                                        6,536
                                                                               -----------
     Total expenses                                                                375,371
Waivers and reimbursements--
     Waiver of investment advisory fee                              $ (59,075)
     Waiver of administrative personnel and services fee              (56,955)
                                                                    ---------
       Total waivers                                                              (116,030)
                                                                               -----------
          Net expenses                                                                           259,341
                                                                                            ------------
            Net investment income                                                                160,858
                                                                                            ------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                                               1,812,363
Net change in unrealized appreciation of investments                                           2,534,358
                                                                                            ------------
     Net realized and unrealized gain on investments                                           4,346,721
                                                                                            ------------
          Change in net assets resulting from operations                                    $  4,507,579
                                                                                            ------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          BILTMORE SPECIAL VALUES FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                 Year Ended November 30,        1995           1994
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                       $     160,858  $      92,287
Net realized gain on investments ($1,814,219 and
$107,758, respectively, as computed for federal tax
purposes)                                                                       1,812,363        107,758
Net change in unrealized appreciation (depreciation)                            2,534,358       (511,222)
                                                                            -------------  -------------
     Change in net assets resulting from operations                             4,507,579       (311,177)
                                                                            -------------  -------------
Distributions to Shareholders--
Distributions from net investment income                                          (28,748)       (74,663)
Distributions from net realized gains                                            (107,629)      (333,979)
                                                                            -------------  -------------
     Change in net assets resulting from distributions to shareholders           (136,377)      (408,642)
                                                                            -------------  -------------
Share Transactions--
Proceeds from sale of shares                                                    7,295,013      7,239,665
Net asset value of shares issued to shareholders in payment of
distributions declared                                                            128,327        404,334
Cost of shares redeemed                                                        (5,132,362)    (1,565,034)
                                                                            -------------  -------------
     Change in net assets resulting from share transactions                     2,290,978      6,078,965
                                                                            -------------  -------------
          Change in net assets                                                  6,662,180      5,359,146
Net Assets:
Beginning of period                                                            17,430,894     12,071,748
                                                                            -------------  -------------
End of period (including undistributed net investment
income of $147,620 and $15,510, respectively)                               $  24,093,074  $  17,430,894
                                                                            -------------  -------------


(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          BILTMORE SPECIAL VALUES FUND
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             Year Ended November 30,      1995       1994       1993(a)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $    9.75  $   10.24   $   10.00
Income from investment operations
  Net investment income                                                      0.09       0.06      (0.002)
  Net realized and unrealized gain (loss) on investments                     2.42      (0.22)      0.242
                                                                        ---------  ---------  -----------
  Total from investment operations                                           2.51      (0.16)       0.24
                                                                        ---------  ---------  -----------
Less distributions
  Distributions from net investment income                                  (0.02)     (0.05)         --
  Distributions from net realized gain on investments                       (0.06)     (0.28)         --
                                                                        ---------  ---------  -----------
  Total distributions                                                       (0.08)     (0.33)         --
                                                                        ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                          $   12.18  $    9.75   $   10.24
                                                                        ---------  ---------  -----------
Total Return (b)                                                            25.91%     (1.61%)       2.40%
Ratios to Average Net Assets
  Expenses                                                                   1.29%      1.13%       1.25%*
  Net investment income                                                      0.80%      0.63%      (0.03%)*
  Expense waiver/reimbursement (c)                                           0.58%      1.09%       1.79%*
Supplemental Data
  Net assets, end of period (000 omitted)                                 $24,093    $17,431     $12,072
  Portfolio turnover                                                           57%        62%         68%


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 10, 1993 (date of initial public investment) to November 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          BILTMORE SPECIAL VALUES FUND
                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1995

(1) ORGANIZATION

The Biltmore Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Biltmore Special Values Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          BILTMORE SPECIAL VALUES FUND

Transactions in shares were as follows:

                                                         Year Ended November 30,      1995       1994
--------------------------------------------------------------------------------------------------------
Shares sold                                                                           640,769    726,898
Shares issued to shareholders in payment of distributions declared                     13,395     40,250
Shares redeemed                                                                      (464,783)  (157,522)
                                                                                    ---------  ---------
     Net change resulting from share transactions                                     189,381    609,626
                                                                                    ---------  ---------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Asset Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .80 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust and The Biltmore Municipal Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund, for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Wachovia Bank of North Carolina, N.A. is the Fund's custodian, for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $31,492 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following the Fund's effective date. For the year ended November 30, 1995, the Fund paid $6,755 pursuant to this agreement.

GENERAL--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the year ended November 30, 1995, were as follows:

Purchases                                                                                   $  12,556,816
                                                                                            -------------
Sales                                                                                       $  10,805,575
                                                                                            -------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE BILTMORE FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Biltmore Special Values Fund (one of the portfolios comprising The Biltmore Funds) as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with general accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Special Values Fund of The Biltmore Funds at November 30, 1995, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
January 15, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS

James A. Hanley                                         John W. McGonigle
Samuel E. Hudgins                                       President and Treasurer
J. Berkley Ingram, Jr.                                  Ronald M. Petnuch
D. Dean Kaylor                                          Vice President and Assistant Treasurer
Charles S. Way, Jr.                                     Peter J. Germain
                                                        Secretary
                                                        Gail Cagney
                                                        Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


Federated Securities Corp.
is the distributor of the fund.                         Cusip 090297870

831-20                                                  G0152-10(1/96)



A. The graphic presentation here displayed consists of the components of the corresponding line graph listed in the upper left corner. The Biltmore Emerging Markets Fund is represented by a solid line. The IFC Investable Composite Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 investment in the Biltmore Emerging Markets Fund and IFC Investable Composite Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Biltmore Emerging Markets Fund's start of business, December 26, 1994, through November 30, 1995. The right margin reflects the ending value of a hypothetical investment in the Biltmore Emerging Markets Fund as compared to the IFC Investable Composite Index; the ending values are $9,943 and $8,850, respectively. There is also a legend underneath the graphic presentation which indicates the Cumulative Total Return for the period ended November 30, 1995, beginning with the inception date of the Biltmore Emerging Markets Fund (December 26, 1994); the Cumulative Total Return is (0.57%). The performance disclaimer and footnotes are listed directly under the graphic presentation.

B. The graphic presentation here displayed consists of the components of the corresponding line graph in the upper left corner. The Biltmore Special Values Fund is represented by a solid line. The Russell 2000 Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 investment in the Biltmore Special Values Fund and Russell 2000 Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Biltmore Special Values Fund's start of business, May 7, 1993, through November 30, 1995. The right margin reflects the ending value of the hypothetical investment in the Biltmore Special Values Fund as compared to Russell 2000 Index; the ending values are $12,115 and $14,068, respectively. There is also a legend underneath the graphic presentation which indicates the Average Annual Total Return for the period ended November 30, 1995, beginning with the inception date of the Biltmore Special Values Fund (May 7, 1993) and the one-year period; the Average Annual Total Returns are 7.77% and 20.24%, respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.

C. The graphic presentation here displayed consists of the components of the corresponding line graph listed in the upper left corner. The Biltmore Equity Fund is represented by a solid line. The S&P 500 Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 investment in the Biltmore Equity Fund and S&P 500 Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Biltmore Equity Fund's start of business, May 7, 1993, through November 30, 1995. The right margin reflects the ending value of the hypothetical investment in the Biltmore Equity Fund as compared to S&P 500 Index; the ending values are $13,142 and $13,909, respectively. There is also a legend underneath the graphic presentation which indicates the Average Annual Total Return for the period ended November 30, 1995, beginning with the inception date of the Biltmore Equity Fund (May 7, 1993) and the one-year period; the Average Annual Total Returns are 11.23% and 22.90%, respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.

D. The graphic presentation here displayed consists of the components of the corresponding line graph listed in the upper left corner. The Biltmore Equity Index Fund is represented by a solid line. The S&P 500 is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 investment in the Biltmore Equity Index Fund and the S&P 500 Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Biltmore Equity Index Fund's start of business, May 7, 1993, through November 30, 1995. The right margin reflects the ending value of the hypothetical investment in the Biltmore Equity Index Fund as compared to S&P 500 Index; the ending values are $13,834 and $13,909, respectively. There is also a legend underneath the graphic presentation which indicates the Average Annual Total Return for the period ended November 30, 1995, beginning with the inception date of the Biltmore Equity Index Fund (May 7, 1993) and the one-year period; the Average Annual Total Returns are 13.48% and 30.07%, respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.

E. The graphic presentation here displayed consists of the components of the corresponding line graph listed in the upper left corner. The Biltmore Quantitative Equity Fund is represented by a solid line. The S&P 500 Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 investment in the Biltmore Quantitative Equity Fund and S&P 500 Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Biltmore Quantitative Equity Fund's start of business, March 25, 1994, through November 30, 1995. The right margin reflects the ending value of the hypothetical investment in the Biltmore Quantitative Equity Fund as compared to S&P 500 Index; the ending values are $12,898 and $13,036, respectively. There is also a legend underneath the graphic presentation which indicates the Average Annual Total Return for the period ended November 30, 1995, beginning with the inception date of the Biltmore Quantitative Equity Fund (March 25, 1994) and the one-year period; the Average Annual Total Returns are 16.33% and 33.09%, respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.

F. The graphic presentation here displayed consists of the components of the corresponding line graph listed in the upper left corner. The Biltmore Balanced Fund is represented by a solid line. The S&P 500 Index is represented by a broken line. The Lehman Brothers Aggregate Bond Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 investment in the Biltmore Balanced Fund a nd Lehman Brothers Aggregate Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Biltmore Balanced Fund's start of business, May 7, 1993, through November 30, 1995. The right margin reflects the ending value of the hypothetical investment in the Biltmore Balanced Fund as compared to S&P 500 Index and Lehman Brothers Aggregate Bond Index; the ending values are $12,604; $13,909; and $11,803, respectively. There is also a legend underneath the graphic presentation which indicates the Average Annual Total Return for the period ended November 30, 1995, beginning with the inception date of the Biltmore Balanced Fund (May 7, 1993) and the one-year period; the Average Annual Total Returns are 9.45% and 20.61%, respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.

G. The graphic presentation here displayed consists of the components of the corresponding line graph listed in the upper left corner. The Biltmore Fixed Income Fund is represented by a solid line. The Lehman Brothers Aggregate Bond Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 investment in the Biltmore Fixed Income Fund and Lehman Brothers Aggregate Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Biltmore Fixed Income Fund's start of business, May 7, 1993, through November 30, 1995. The right margin reflects the ending value of the hypothetical investment in the Biltmore Fixed Income Fund as compared to Lehman Brothers Aggregate Bond Index; the ending values are $11,034 and $11,803, respectively. There is also a legend underneath the graphic presentation which indicates the Average Annual Total Return for the period ended November 30, 1995, beginning with the inception date of the Biltmore Fixed Income Fund (May 7, 1993) and the one-year period; the Average Annual Total Returns are 3.91% and 11.96%, respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation .

H. The graphic presentation here displayed consists of the components of the corresponding line graph listed in the upper left corner. The Biltmore Short-Term Fixed Income Fund is represented by a solid line. The Merrill Lynch 1-3 Year U.S. Treasury Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 investment in the Biltmore Short-Term Fixed Income Fund and Merrill Lynch 1-3 Year U.S. Treasury Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Biltmore Short-Term Fixed Income Fund's start of business, May 7, 1993, through November 30, 1995. The right margin reflects the ending value of the hypothetical investment in the Biltmore Short-Term Fixed Income Fund; the ending values are $10,701 and $11,206, respectively. There is also a legend underneath the graphic presentation which indicates the average Annual Total Return for the period ended November 30, 1995, beginning with the inception date of the Biltmore Short-Term Fixed Income Fund (May 7, 1993) and the one-year period; the Average Annual Total Returns are 3.50% and 6.05%, respectively. The performance